UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

OCTOBER 31, 2014

2014 ANNUAL REPORT

iShares U.S. ETF Trust

➢	iShares Liquidity Income ETF | ICSH | BATS
➢	iShares Short Maturity Bond ETF | NEAR | BATS

Management’s Discussion of Fund Performance

iSHARES® U.S. ETF TRUST

U.S. BOND MARKET OVERVIEW

Domestic bond markets delivered modestly positive performance for the 12-month period ended October 31, 2014 (the “reporting period”), as uneven global economic conditions and actions by the U.S. Federal Reserve Bank (the “Fed”) largely drove bond market performance.

The reporting period began in an uncertain environment for fixed-income instruments, spurred by concerns of a change in Fed policy. Since the financial crisis of 2008, the Fed’s bond-buying program (known as quantitative easing or “QE”) had created an environment of low yields on longer-term Treasury bonds and other “safe haven” securities and generated gains for fixed-income investors. Generally improving economic data and unclear Fed announcements regarding tapering QE drove up uncertainty about when — and by how much — the Fed would begin to scale back its bond purchases.

In December 2013, the Fed removed these uncertainties. Citing improving jobless data, the Fed announced that it would begin cutting its bond-buying program by $10 billion per month in January 2014. The tapering program continued through October 2014, when the Fed made a final $15 billion bond purchase. The Fed assured markets that its benchmark interest rate would remain near zero for a considerable time after the taper concluded, keeping short-term interest rates low. In October 2014, though, the Fed signaled that the short-term interest rate hike might occur sooner than had been expected should inflation and employment data improve further.

During the reporting period, economic conditions generally improved. The unemployment rate declined steadily, reaching a six-year low of 5.8% by October 2014. Gross domestic product (“GDP”) levels declined in the first quarter of 2014, but grew by 4.6% and 3.5% for the second and third quarters of 2014, respectively. Inflation rates hovered near the Fed’s target 2.0% rate, edging up to 2.1% in May and June 2014 before dipping to 1.7% in August and September 2014.

Because bond markets had priced in the Fed’s tapering of QE before it was announced, the taper’s effect on bond yields was muted. During the course of the reporting period, weak first-quarter 2014 economic data in the U.S., geopolitical concerns in emerging markets, and declining fixed-income yields in the eurozone drove up demand for U.S. bonds, benefiting bond prices. As measured by the 10-year U.S. Treasury bond yield, longer-term yields climbed early in the reporting period, before drifting downward throughout the remainder of the reporting period to finish lower than they began (bond yields and bond prices move in opposite directions).

For the reporting period, bond performance was positive. In general, shorter-term bonds lagged longer-term bonds, as market participants anticipated a rise in short-term rates. Long-term Treasury bonds generated particularly strong results. Late in the reporting period, fears related to potential spread of the Ebola virus, weak economic conditions in Europe, and tension in emerging markets drove up demand for more secure U.S. bonds, particularly Treasury bonds. Treasury inflation-protected securities (TIPS) achieved relatively weak overall returns, as inflation levels remained low.

Investment grade corporate bonds outperformed high yield during the reporting period. Although high-yield bonds performed in line with the broader bond market, high yield began to underperform late in the reporting period as their spreads (the difference in yield compared with Treasury bonds) widened and investors shifted away from riskier investments.

Mortgage-backed securities delivered modestly positive results for the reporting period. Asset-backed bond prices were softened by the Fed’s reduced purchases of Treasury and agency mortgage-backed bonds. However, the rising demand that benefited Treasury bonds near the end of the reporting period also pushed down 30-year mortgage rates to their lowest levels since June 2013, because the rate is tied to the 10-year U.S. Treasury bond.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® LIQUIDITY INCOME ETF

Performance as of October 31, 2014

Cumulative Total Returns
Since Inception
Fund NAV	0.45%
Fund Market	0.39%
Bank of America Merrill Lynch 6-month US Treasury Bill Index	0.12%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

The Bank of America Merrill Lynch 6-month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than 6 months remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.10	$0.91	$1,000.00	$1,024.30	$0.92	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LIQUIDITY INCOME ETF

The iShares Liquidity Income ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the period from December 11, 2013 (inception date of the Fund) through October 31, 2014 (the “reporting period”), the total return for the Fund was 0.45%, net of fees.

During the reporting period, short-term interest rates remained low as the Fed kept its target lending rate between 0 to 0.25%. Credit conditions continued to improve throughout the reporting period, as the economy created more jobs and the Fed kept an accommodative stance with its bond purchasing program. However, as the reporting period came to a close, the Fed officially ended its bond purchasing program, but declared to maintain its commitment to a near zero interest rate policy “for a considerable time.”

Improvement in credit conditions caused credit spreads to decrease on investment-grade debt, which positively contributed to the Fund’s performance during the reporting period. Investments in debt issued by highly rated issuers detracted from performance as they generated less income than slightly lower rated bonds.

As of October 31, 2014, the Fund held primarily high quality short-term corporate bonds, repurchase agreements, commercial paper and certificates of deposit. The Fund had large exposures to financial and industrial issuers in the corporate bond sector, as well as asset-backed securities backed by auto loans.

PORTFOLIO ALLOCATION

As of 10/31/14

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	60.61%
Repurchase Agreements	17.90
Asset-Backed Securities	10.10
Commercial Paper	5.78
Certificates of Deposit	5.61

TOTAL	100.00%

BOND CREDIT QUALITY

As of 10/31/14

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	10.10%
Aa	23.82
A	34.48
Baa	7.92
P-2	10.90
Not Rated	12.78

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® SHORT MATURITY BOND ETF

Performance as of October 31, 2014

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.96%	1.00%	0.96%	1.10%
Fund Market	1.06%	1.11%	1.06%	1.22%
Barclays Short-Term Government/Corporate Index	0.21%	0.20%	0.21%	0.22%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION NET ASSET VALUE)

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.30	$1.26	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT MATURITY BOND ETF

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by primarily investing, under normal circumstances, at least 80% of its nets assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the 12-month reporting period ended October 31, 2014, the total return for the Fund was 0.96%, net of fees.

During the reporting period, short-term interest rates remained low as the Fed kept its target lending rate between 0 to 0.25%. Credit conditions continued to improve throughout the reporting period, as the economy created more jobs and the Fed kept an accommodative stance with its bond purchasing program. However, as the reporting period came to a close, the Fed officially ended its bond purchasing program, but declared to maintain its commitment to a near zero interest rate policy “for a considerable time.”

The Fund held primarily investment grade corporate bonds and securitized debt. An improvement in credit conditions caused credit spreads to decrease on investment grade debt, which positively contributed to the Fund’s performance during the reporting period. For securitized credit, a positive macroeconomic backdrop and continued demand for shorter duration securitized debt led to net negative supply and higher bond prices during the period, which also benefited the Fund. On the negative side, the Fund’s small allocation to non-USD securities underperformed compared to other sectors for the reporting period.

As of October 31, 2014, the Fund held positions primarily in short maturity investment-grade corporate bonds and securitized debt, including bonds backed by commercial mortgages, auto loans, credit cards and student loans.

PORTFOLIO ALLOCATION

As of 10/31/14

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	59.02%
Asset-Backed Securities	24.91
Mortgage-Backed Securities	15.71
Municipal Debt Obligations	0.36

TOTAL	100.00%

BOND CREDIT QUALITY

As of 10/31/14

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	18.55%
Aa	7.28
A	10.48
Baa	45.89
Ba	0.93
Not Rated	16.87

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LIQUIDITY INCOME ETF

October 31, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 9.86%
BMW Vehicle Lease Trust Series 2014-1, Class A2
0.45%, 03/21/16 (Call 09/20/15)	$375	$374,970
CarMax Auto Owner Trust Series 2014-1, Class A2
0.47%, 02/15/17	207	207,222
Series 2014-2, Class A2
0.46%, 04/17/17	200	199,903
Honda Auto Receivables Owner Trust Series 2014-2, Class A2
0.39%, 09/19/16 (Call 11/18/15)	250	249,977
Mercedes-Benz Auto Lease Trust Series 2014-A, Class A2A
0.48%, 06/15/16	250	250,111
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2
0.42%, 03/20/17	200	199,796

TOTAL ASSET-BACKED SECURITIES (Cost: $1,482,146)		1,481,979

CERTIFICATES OF DEPOSIT — 5.48%
Bank of Nova Scotia (The)
0.67%, 09/11/15	571	572,837
Credit Suisse New York
0.56%, 08/24/15	250	249,899

TOTAL CERTIFICATES OF DEPOSIT (Cost: $822,090)		822,736

COMMERCIAL PAPER[a] —5.65%
Nissan Motor Acceptance Corp.
0.40%, 04/20/15	350	349,349
Vodafone Group PLC
0.44%, 04/10/15	500	499,154

TOTAL COMMERCIAL PAPER (Cost: $847,738)		848,503

CORPORATE BONDS & NOTES — 59.17%

AUTO MANUFACTURERS — 3.42%
Daimler Finance North America LLC
2.63%, 09/15/16[b]	500	514,377

		514,377

Security	Principal (000s)	Value

BANKS — 35.45%
Bank of America N.A.
0.70%, 11/14/16[c]	$275	$275,111
Bank of Montreal
0.70%, 09/11/15[c]	350	351,336
Banque Federative du Credit Mutuel SA
1.08%, 01/20/17[b,c]	500	503,949
BPCE SA
0.73%, 07/15/15[c]	500	500,874
1.08%, 02/10/17[c]	250	252,245
Commonwealth Bank of Australia
0.44%, 12/04/15[b,c,d]	250	250,085
0.73%, 09/20/16[b,c]	250	251,499
Macquarie Bank Ltd.
0.68%, 06/15/16[b,c]	275	274,955
National Australia Bank Ltd.
0.66%, 12/02/16[b,c]	600	602,728
Suncorp-Metway Ltd.
0.70%, 05/23/16[b,c]	500	501,000
Toronto-Dominion Bank (The)
2.38%, 10/19/16	200	206,248
Wells Fargo & Co.
0.43%, 10/28/15[c]	600	600,393
Westpac Banking Corp.
0.99%, 09/25/15[c]	750	754,876

		5,325,299
DIVERSIFIED FINANCIAL SERVICES — 5.82%
General Electric Capital Corp.
0.43%, 01/08/16[c]	200	200,208
0.43%, 05/11/16[c]	150	150,007
0.83%, 01/08/16[c]	350	352,017
1.10%, 05/09/16[c]	170	171,715

		873,947
MANUFACTURING — 3.33%
Tyco Electronics Group SA
0.43%, 01/29/16[c]	500	499,780

		499,780
MEDIA — 3.38%
NBCUniversal Media LLC
3.65%, 04/30/15	500	507,870

		507,870

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® LIQUIDITY INCOME ETF

October 31, 2014

Security	Principal (000s)	Value

OIL & GAS — 1.67%
Devon Energy Corp.
0.68%, 12/15/15[c]	$250	$250,806

		250,806
PHARMACEUTICALS — 1.66%
Bayer US Finance LLC
0.48%, 10/07/16[b,c]	250	250,191

		250,191
TELECOMMUNICATIONS — 4.44%
America Movil SAB de CV
2.38%, 09/08/16	250	255,948
Verizon Communications Inc.
2.50%, 09/15/16	400	411,819

		667,767

TOTAL CORPORATE BONDS & NOTES (Cost: $8,872,603)		8,890,037

REPURCHASE AGREEMENTS —17.47%
Citigroup Global Markets Inc., 0.39%, 11/03/14[c] (Purchased on 9/29/14 to be repurchased at $750,024, collateralized by U.S. Treasury obligations, 0.63%, due 11/30/17, par and fair value of $771,700 and $765,035, respectively)	750	750,000
Morgan Stanley & Co. LLC, 0.49%, 12/16/14[c] (Purchased on 9/17/14 to be repurchased at $600,735, collateralized by U.S. government agency obligations, 4.65%, due 7/20/60, par and fair value of $6,038,476 and $618,000, respectively)	600	600,000
RBS Securities Inc., 1.00%, 11/03/14 (Purchased on 9/02/14 to be repurchased at $525,904, collateralized by U.S. government agency obligations, 5.00%, due 6/01/41, par and fair value of $520,000 and $542,341, respectively)	525	525,000

Security	Principal or Shares (000s)	Value

SG Americas Securities LLC, 0.33%, 11/03/14[c] (Purchased on 1/09/14 to be repurchased at $750,021, collateralized by various corporate debt obligations, 1.75% to 9.70%, due 1/15/15 to 4/01/30, par and fair value of $847,237 and $861,751, respectively)	$750	$750,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,625,000)		2,625,000

MONEY MARKET FUNDS — 4.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	235	234,970
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	370	369,649

TOTAL MONEY MARKET FUNDS
(Cost: $604,619)		604,619

TOTAL INVESTMENTS IN SECURITIES — 101.66%
(Cost: $15,254,196)		15,272,874
Other Assets, Less Liabilities — (1.66)%		(248,915)

NET ASSETS — 100.00%		$15,023,959

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 23.50%
ABCLO 2007-1 Ltd. Series 2007-1A, Class A1B
0.58%, 04/15/21[a,b]	$1,500	$1,474,135
ACAS CLO Ltd. Series 2007-1A, Class A1S
0.44%, 04/20/21[a,b]	761	752,539
American Credit Acceptance Receivables Trust Series 2014-1, Class A
1.14%, 03/12/18[a]	459	459,506
American Homes 4 Rent Series 2014-SFR1, Class A
1.25%, 06/17/31[a,b]	457	453,588
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/16 (Call 05/08/15)	158	159,256
Series 2012-3, Class D
3.03%, 07/09/18 (Call 07/08/16)	1,700	1,742,816
Series 2013-1, Class D
2.09%, 02/08/19 (Call 11/08/16)	2,500	2,506,390
ARI Fleet Lease Trust Series 2014-A, Class A2
0.81%, 11/15/22[a]	1,045	1,046,311
Avalon IV Capital Ltd. Series 2012-1AR, Class AR
1.40%, 04/17/23[a,b]	1,435	1,432,994
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A
1.00%, 07/15/22[b]	3,500	3,491,778
Chase Issuance Trust Series 2013-A9, Class A
0.57%, 11/16/20[b]	2,000	2,004,056
Chatham Light CLO II Ltd. Series 2005-2A, Class B
0.94%, 08/03/19[a,b]	2,000	1,974,200
Chesapeake Funding LLC Series 2012-1A, Class B
1.75%, 11/07/23[a,b]	1,635	1,650,519
Citibank Credit Card Issuance Trust Series 2013-A4, Class A4
0.57%, 07/24/20[b]	2,000	2,003,970

Security	Principal (000s)	Value

CNH Wholesale Master Note Trust Series 2013-2A, Class B
1.05%, 08/15/19[a,b]	$300	$300,270
COA Caerus CLO Ltd. Series 2007-6A, Class A1
0.87%, 12/13/19[a,b]	2,000	1,977,792
Cornerstone CLO Ltd. Series 2007-1A, Class A1S
0.45%, 07/15/21[a,b]	421	417,977
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/19[a]	102	102,429
Series 2013-2A, Class A
1.50%, 04/15/21[a]	1,000	1,003,154
Dryden XXII Senior Loan Fund Series 2011-22A, Class A1R
1.40%, 01/15/22[a,b]	1,420	1,418,224
DT Auto Owner Trust Series 2014-1A, Class B
1.43%, 03/15/18[a]	2,000	2,006,468
Eagle Creek CLO Ltd. Series 2006-1A, Class B
1.14%, 02/28/18[a,b]	1,330	1,321,466
Ford Credit Auto Owner Trust Series 2012-B, Class D
2.93%, 10/15/18 (Call 05/15/16)	1,790	1,842,553
Ford Credit Floorplan Master Owner Trust A
Series 2010-3, Class C
4.99%, 02/15/17[a]	150	152,363
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,967,987
ING Investment Management Co.Ltd. Series 2012-1RA, Class A1R
1.43%, 03/14/22[a,b]	1,435	1,432,456
Katonah Ltd. Series 2007-10A, Class A2B
0.48%, 04/17/20[a,b]	1,386	1,370,994
Mayport CLO Ltd. Series 2006-1A, Class A3L
0.88%, 02/22/20[a,b]	2,070	2,047,185
MBNA Credit Card Master Note Trust Series 2005-B3, Class B3
0.38%, 03/19/18[c]	590	735,693

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Navient Student Loan Trust Series 2014-CT, Class A
0.85%, 09/16/24[a,b]	$376	$375,630
OHA Intrepid Leveraged Loan Fund Ltd. Series 2011-1AR, Class AR
1.15%, 04/20/21[a,b]	987	982,462
OneMain Financial Issuance Trust Series 2014-2A, Class A
2.47%, 09/18/24[a]	3,310	3,311,036
Palmer Square CLO Ltd. Series 2014-1A, Class A1
1.54%, 10/17/22[a,b]	2,500	2,492,935
PFS Financing Corp.
Series 2014-AA, Class A
0.75%, 02/15/19[a,b]	1,000	1,001,996
Series 2014-AA, Class B
1.10%, 02/15/19[a,b]	1,100	1,102,113
Series 2014-BA, Class A
0.83%, 10/15/19[a,b]	1,915	1,914,025
Regatta Funding Ltd. Series 2007-1A, Class A1L
0.48%, 06/15/20[a,b]	891	880,867
Santander Drive Auto Receivables Trust
Series 2012-2, Class D
3.87%, 02/15/18 (Call 05/15/16)	2,000	2,068,482
Series 2012-AA, Class C
1.78%, 11/15/18[a]	1,545	1,558,350
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 10/15/16)[a]	2,500	2,528,880
Series 2013-1, Class C
1.76%, 01/15/19	2,250	2,264,573
Series 2013-2, Class B
1.33%, 03/15/18	2,400	2,409,794
Series 2013-5, Class A2B
0.53%, 04/17/17[b]	176	176,262
Series 2013-5, Class B
1.55%, 10/15/18	775	777,442
Series 2014-1, Class D
2.91%, 04/15/20 (Call 05/15/17)	2,345	2,366,668
Series 2014-3, Class B
1.45%, 05/15/19	785	785,523

Security	Principal (000s)	Value

Series 2014-4, Class A3
1.08%, 09/17/18 (Call 11/15/16)	$1,375	$1,378,220
Series 2014-S1, Class R
1.42%, 08/16/18[a]	804	804,005
Silver Bay Realty 2014-1 Trust
1.15%, 09/17/31[a,b]	1,042	1,031,891
SLM Private Credit Student Loan Trust
Series 2004-B, Class A2
0.43%, 06/15/21[b]	2,879	2,864,524
Series 2005-A, Class A2
0.37%, 12/15/20[b]	1,245	1,244,647
SLM Private Education Loan Trust
Series 2011-A, Class A1
1.15%, 10/15/24[a,b]	1,125	1,130,760
Series 2011-C, Class A1
1.55%, 12/15/23[a,b]	1,180	1,188,427
Series 2012-B, Class A2
3.48%, 10/15/30[a]	1,250	1,304,316
Series 2013-A, Class A1
0.75%, 08/15/22[a,b]	1,616	1,617,706
Series 2013-C, Class A2B
1.55%, 10/15/31[a,b]	1,750	1,781,883
Series 2014-A, Class A1
0.75%, 07/15/22[a,b]	2,446	2,444,393
SLM Student Loan Trust
Series 2004-A, Class A2
0.43%, 03/16/20[b]	721	719,654
Series 2006-4, Class A5
0.33%, 10/27/25[b]	2,652	2,646,452
Series 2006-A, Class A4
0.42%, 12/15/23[b]	1,125	1,113,301
Series 2011-C, Class A2A
3.40%, 10/17/44[a,b]	2,000	2,160,450
Series 2012-A, Class A1
1.55%, 08/15/25[a,b]	996	1,006,495
Series 2012-C, Class A1
1.25%, 08/15/23[a,b]	2,054	2,065,420
Series 2012-E, Class A1
0.90%, 10/16/23[a,b]	919	921,469
Series 2012-E, Class A2B
1.90%, 06/15/45[a,b]	250	257,274
Series 2013-A, Class A2B
1.20%, 05/17/27[a,b]	265	266,632

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Series 2013-B, Class A1
0.80%, 07/15/22[a,b]	$1,808	$1,808,198
Series 2013-C, Class A1
1.00%, 02/15/22[a,b]	1,810	1,817,514
Wheels SPV 2 LLC Series 2014-1A, Class A2
0.84%, 03/20/23[a]	580	578,837

TOTAL ASSET-BACKED SECURITIES
(Cost: $98,499,353)		98,398,575

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.82%

MORTGAGE-BACKED SECURITIES — 14.82%
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A
5.56%, 06/10/49[b]	1,071	1,158,876
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	526	536,006
Series 2005-4, Class A5B
5.00%, 07/10/45[b]	2,730	2,798,922
Series 2006-2, Class A4
5.73%, 05/10/45[b]	1,925	2,023,188
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY, Class A
1.20%, 09/15/26[a,b]	525	524,346
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PWR7, Class A3
5.12%, 02/11/41[b]	2,197	2,206,669
Series 2005-PWR8, Class A4
4.67%, 06/11/41	209	211,181
Series 2006-PW12, Class A4
5.70%, 09/11/38[b]	1,228	1,300,519
Series 2006-PW14, Class A1A
5.19%, 12/11/38	218	233,736
Series 2007-PW15, Class A1A
5.32%, 02/11/44	259	278,760

Security	Principal (000s)		Value

Brunel Residential Mortgage Securitisation PLC Series 2007-1A, Class A4C
0.43%, 01/13/39 (Call 01/13/15)[a,b]		$1,757	$1,741,685
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/49		2,000	2,130,460
Series 2014-388G, Class A
0.90%, 06/15/33[a,b]		2,125	2,123,438
COMM Mortgage Trust
Series 2006-C7, Class A4
5.76%, 06/10/46[b]		1,866	1,972,175
Series 2007-C9, Class A4
5.80%, 12/10/49[b]		1,320	1,452,614
Series 2014-PAT, Class A
0.95%, 08/13/27[a,b]		2,200	2,192,458
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.46%, 02/15/39[b]		791	825,594
Series 2006-C5, Class A3
5.31%, 12/15/39		498	529,443
Series 2014-SURF, Class A
1.01%, 02/15/29[a,b]		2,000	2,001,376
DBRR Trust Series 2013-EZ2, Class A
0.85%, 02/25/45 (Call 12/17/14)[a,b]		1,097	1,096,246
FCT Marsollier Mortgages Series 2009-1, Class A
0.58%, 09/27/50[b,c]	EUR	480	598,470
GMAC Commercial Mortgage Securities Inc. Series 2006-C1, Class A1A
5.23%, 11/10/45[b]		$1,837	1,905,758
Granite Master Issuer PLC
Series 2004-1, Class 2A1
0.55%, 03/20/44[b]		1,119	1,113,173
Series 2005-1, Class A4
0.36%, 12/20/54[b]		444	442,040
Series 2006-1A, Class A5
0.30%, 12/20/54[a,b]		640	635,185

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Series 2006-3, Class A3
0.24%, 12/20/54[b]	$1,870	$1,854,618
Series 2006-3, Class A4
0.24%, 12/20/54[b]	505	500,581
Series 2007-1, Class 2A1
0.30%, 12/20/54[b]	765	759,088
Series 2007-2, Class 2A1
0.23%, 12/17/54[b]	605	599,817
Series 2007-2, Class 3A1
0.33%, 12/17/54[b]	820	815,064
Series 2007-2, Class 4A1
0.24%, 12/17/54[b]	153	151,553
GS Mortgage Securities Trust Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	1,000	1,072,347
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.24%, 01/12/43[b]	801	826,441
Series 2006-LDP9, Class A3
5.34%, 05/15/47	2,464	2,633,064
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	248	266,917
Series 2007-CB18, Class A4
5.44%, 06/12/47	1,931	2,075,711
Series 2007-CB20, Class A4
5.79%, 02/12/51[b]	1,895	2,071,144
LB-UBS Commercial Mortgage Trust
Series 06–C4, Class AM
5.85%, 06/15/38[b]	1,250	1,337,087
Series 2006-C7, Class A3
5.35%, 11/15/38	525	564,254
Series 2007-C2, Class A3
5.43%, 02/15/40	1,976	2,139,137
ML-CFC Commercial Mortgage Trust Series 2007-9, Class A4
5.70%, 09/12/49	1,425	1,554,856
Morgan Stanley Capital I Inc.
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	389	416,704
Series 2007-IQ15, Class A4
5.91%, 06/11/49[b]	1,679	1,842,926
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	493	530,527

Security	Principal (000s)	Value

Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4FL
0.30%, 07/12/44[b]	$3,822	$3,808,298
Series 2007-HQ11, Class A4FL
0.29%, 02/12/44[b]	1,960	1,943,720
Morgan Stanley Re-REMIC Trust Series 2011-IO, Class B
0.00%, 03/23/51[a]	1,152	1,139,156
Puma Finance Ltd. Series G5, Class A1
0.37%, 02/21/38[a,b]	664	658,925
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/45[b]	205	213,113
Series 2006-C29, Class A1A
5.30%, 11/15/48	238	255,626

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $62,217,252)		62,062,992

CORPORATE BONDS & NOTES — 55.67%

ADVERTISING — 0.18%
Omnicom Group Inc.
5.90%, 04/15/16	700	748,063

		748,063
AGRICULTURE — 1.98%
Altria Group Inc.
4.13%, 09/11/15	200	205,923
BAT International Finance PLC
1.40%, 06/05/15[a]	1,000	1,004,070
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	2,500	2,575,470
Lorillard Tobacco Co.
3.50%, 08/04/16	1,400	1,451,776
Reynolds American Inc.
1.05%, 10/30/15	3,035	3,040,791

		8,278,030
AIRLINES — 1.07%
Continental Airlines Inc. 2009-1 Pass Through Trust Series 09-1
9.00%, 01/08/18	2,612	2,899,610

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Delta Air Lines 2010-1 Class B Pass Through Trust Series 101B
6.38%, 07/02/17[a]	$1,500	$1,563,750

		4,463,360
AUTO MANUFACTURERS — 1.43%
Daimler Finance North America LLC
0.58%, 08/01/17[a,b]	1,700	1,697,693
2.63%, 09/15/16[a]	1,000	1,028,754
3.00%, 03/28/16[a]	750	772,025
Nissan Motor Acceptance Corp.
0.78%, 03/03/17[a,b]	250	250,520
0.94%, 09/26/16[a,b]	750	754,791
1.00%, 03/15/16[a]	1,500	1,501,408

		6,005,191
BANKS — 17.80%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	1,750	1,829,583
ABN AMRO Bank NV
1.03%, 10/28/16[a,b]	635	639,953
Bank of America Corp.
1.05%, 03/22/16[b]	2,750	2,764,140
1.35%, 11/21/16	300	300,269
3.63%, 03/17/16	5,250	5,435,440
3.70%, 09/01/15	1,000	1,023,500
Series B
5.30%, 09/30/15	700	727,930
Banque Federative du Credit Mutuel SA
1.08%, 01/20/17[a,b,d]	1,000	1,007,897
Barclays Bank PLC
0.81%, 02/17/17[b]	3,150	3,157,853
BNP Paribas SA
0.82%, 12/12/16[b]	750	752,675
3.60%, 02/23/16	1,000	1,035,274
BPCE SA
0.86%, 06/17/17[b]	700	700,541
1.08%, 02/10/17[b]	1,900	1,917,058
Capital One Financial Corp.
1.00%, 11/06/15	2,220	2,225,639
3.15%, 07/15/16[d]	1,400	1,449,829
5.50%, 06/01/15	1,250	1,284,415

Security	Principal (000s)	Value

Citigroup Inc.
1.19%, 07/25/16[b]	$975	$984,406
1.25%, 01/15/16	1,074	1,078,577
4.59%, 12/15/15	145	151,044
Danske Bank A/S
3.75%, 04/01/15[a]	1,000	1,012,642
Deutsche Bank AG/London
3.25%, 01/11/16	500	514,544
Deutsche Bank Financial LLC
5.38%, 03/02/15	1,100	1,115,967
Fifth Third Bancorp
0.65%, 12/20/16[b]	750	746,842
3.63%, 01/25/16	2,250	2,325,589
Goldman Sachs Group Inc. (The)
0.68%, 03/22/16[b]	4,665	4,660,195
1.60%, 11/23/15	1,700	1,713,382
3.63%, 02/07/16	1,750	1,806,040
5.35%, 01/15/16	2,500	2,635,837
Huntington National Bank (The)
0.66%, 04/24/17 (Call 03/25/17)[b]	1,405	1,405,181
ING Bank NV
1.18%, 03/07/16[a,b]	800	806,538
4.00%, 03/15/16[a,d]	1,250	1,300,996
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,600	1,633,610
3.63%, 08/12/15[a]	200	203,575
JPMorgan Chase & Co.
0.85%, 02/26/16[b]	1,575	1,580,180
3.45%, 03/01/16	3,800	3,925,860
5.15%, 10/01/15	1,700	1,765,863
5.25%, 05/01/15	2,150	2,197,549
KeyCorp
3.75%, 08/13/15	2,250	2,303,266
Morgan Stanley
1.48%, 02/25/16[b]	1,750	1,771,670
3.80%, 04/29/16	500	519,693
5.38%, 10/15/15	1,350	1,409,231
6.00%, 04/28/15	370	379,545
MUFG Union Bank N.A.
0.99%, 09/26/16[b]	1,000	1,007,734
Regions Financial Corp.
7.75%, 11/10/14	750	750,762
Royal Bank of Scotland Group PLC
1.17%, 03/31/17[b]	1,150	1,153,811

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Royal Bank of Scotland PLC (The)
3.95%, 09/21/15[d]	$160	$164,453
Standard Chartered PLC
3.20%, 05/12/16[a]	730	754,435
State Bank of India/London
4.50%, 07/27/15[c]	750	767,714
Sumitomo Mitsui Trust Bank Ltd.
1.01%, 09/16/16[a,b]	500	502,971
Wachovia Corp.
0.60%, 10/15/16[b]	3,250	3,246,682

		74,548,380
BEVERAGES — 0.07%
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	303,428

		303,428
CHEMICALS — 0.52%
Airgas Inc.
3.25%, 10/01/15 (Call 09/01/15)	665	680,124
Ecolab Inc.
1.00%, 08/09/15[d]	1,500	1,504,829

		2,184,953
COMMERCIAL SERVICES — 0.53%
ERAC USA Finance LLC
1.40%, 04/15/16[a]	410	412,786
5.60%, 05/01/15[a]	1,359	1,390,201
5.90%, 11/15/15[a]	400	420,986

		2,223,973
COMPUTERS — 0.73%
Computer Sciences Corp.
2.50%, 09/15/15	725	735,208
Hewlett-Packard Co.
2.13%, 09/13/15	1,750	1,769,794
2.35%, 03/15/15	550	553,304

		3,058,306
DIVERSIFIED FINANCIAL SERVICES — 4.58%
Air Lease Corp.
4.50%, 01/15/16	2,300	2,374,750
Bear Stearns Companies Inc. (The)
5.30%, 10/30/15	700	732,119
Caisse Centrale Desjardins
0.58%, 09/12/17[a,b]	3,800	3,799,993
Ford Motor Credit Co. LLC
1.48%, 05/09/16[b]	1,500	1,518,486

Security	Principal (000s)	Value

1.70%, 05/09/16	$250	$251,865
2.50%, 01/15/16	1,000	1,016,976
4.21%, 04/15/16	3,500	3,652,544
5.63%, 09/15/15	260	270,591
12.00%, 05/15/15	1,200	1,270,400
Harley-Davidson Financial Services Inc.
1.15%, 09/15/15[a]	1,200	1,205,294
HSBC Finance Corp.
0.66%, 06/01/16[b]	2,025	2,024,133
5.00%, 06/30/15	1,025	1,052,417

		19,169,568
ELECTRIC — 2.65%
Duke Energy Florida Inc.
0.65%, 11/15/15	370	370,624
Jersey Central Power & Light Co.
5.63%, 05/01/16	1,500	1,597,188
LG&E and KU Energy LLC
2.13%, 11/15/15	1,233	1,248,224
Nevada Power Co. Series M
5.95%, 03/15/16	1,091	1,165,073
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	2,415	2,442,828
Progress Energy Inc.
5.63%, 01/15/16	2,225	2,349,720
Southern Power Co. Series D
4.88%, 07/15/15	1,871	1,923,921

		11,097,578
ELECTRONICS — 0.30%
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	1,000	1,011,808
3.20%, 03/01/16	239	246,350

		1,258,158
FOOD — 0.25%
Nabisco Inc.
7.55%, 06/15/15	1,000	1,041,654

		1,041,654
FOREST PRODUCTS & PAPER — 0.39%
Georgia-Pacific LLC
7.70%, 06/15/15	1,000	1,041,229
International Paper Co.
5.30%, 04/01/15	594	604,984

		1,646,213

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 1.27%
Covidien International Finance SA
1.35%, 05/29/15	$1,000	$1,004,749
2.80%, 06/15/15[d]	370	375,213
Life Technologies Corp.
3.50%, 01/15/16	3,810	3,922,993

		5,302,955
HEALTH CARE — SERVICES — 0.18%
Coventry Health Care Inc.
6.13%, 01/15/15	750	757,964

		757,964
INSURANCE — 2.26%
American International Group Inc.
2.38%, 08/24/15	1,555	1,573,414
5.05%, 10/01/15	1,187	1,234,125
Aon Corp.
3.50%, 09/30/15	1,656	1,698,478
Hartford Financial Services Group Inc. (The)
4.00%, 03/30/15	2,000	2,027,192
Liberty Mutual Group Inc.
6.70%, 08/15/16[a]	785	860,330
Manulife Financial Corp.
3.40%, 09/17/15	1,448	1,483,431
Prudential Financial Inc. Series D
4.75%, 09/17/15	585	605,170

		9,482,140
LEISURE TIME — 0.96%
Carnival Corp.
1.20%, 02/05/16	4,000	4,004,676

		4,004,676
MANUFACTURING — 0.31%
Pentair Finance SA
1.35%, 12/01/15	1,300	1,304,211

		1,304,211
MEDIA — 1.68%
COX Communications Inc.
5.50%, 10/01/15	1,850	1,931,468
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	3,900	4,007,180

Security	Principal (000s)	Value

Time Warner Cable Inc.
3.50%, 02/01/15	$1,100	$1,107,544

		7,046,192
MINING — 0.49%
Freeport-McMoRan Inc.
1.40%, 02/13/15	2,026	2,029,203

		2,029,203
OIL & GAS — 1.51%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,300	1,412,654
Marathon Oil Corp.
0.90%, 11/01/15	1,200	1,201,117
Noble Holding International Ltd.
3.45%, 08/01/15	1,500	1,525,527
Pioneer Natural Resources Co.
5.88%, 07/15/16	1,300	1,397,611
Sunoco Inc.
9.63%, 04/15/15	752	780,453

		6,317,362
OIL & GAS SERVICES — 0.70%
Weatherford International Ltd./Bermuda
5.50%, 02/15/16	2,781	2,936,494

		2,936,494
PHARMACEUTICALS — 2.68%
AbbVie Inc.
1.20%, 11/06/15	1,850	1,860,452
Express Scripts Holding Co.
3.13%, 05/15/16	2,000	2,070,614
McKesson Corp.
0.95%, 12/04/15	587	588,290
3.25%, 03/01/16	2,400	2,469,922
Mylan Inc./PA
1.80%, 06/24/16	500	506,267
7.88%, 07/15/20 (Call 07/15/15)[a]	776	835,223
Zoetis Inc.
1.15%, 02/01/16	2,900	2,906,571

		11,237,339
REAL ESTATE INVESTMENT TRUSTS — 4.30%
American Tower Corp.
4.63%, 04/01/15	3,300	3,352,269

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Boston Properties LP
5.00%, 06/01/15	$1,175	$1,204,105
5.63%, 04/15/15	200	204,448
ERP Operating LP
5.38%, 08/01/16	900	968,422
6.58%, 04/13/15	570	585,014
HCP Inc.
3.75%, 02/01/16	1,250	1,294,327
6.00%, 03/01/15	1,150	1,170,283
7.07%, 06/08/15	1,375	1,423,969
Health Care REIT Inc.
5.88%, 05/15/15	2,100	2,157,429
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	2,420	2,549,893
Nationwide Health Properties Inc.
6.00%, 05/20/15	1,975	2,031,317
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	1,050	1,076,336

		18,017,812
RETAIL — 0.91%
AutoZone Inc.
5.75%, 01/15/15	1,500	1,514,854
CVS Health Corp.
3.25%, 05/18/15	193	195,831
Macy’s Retail Holdings Inc.
7.88%, 07/15/15	2,000	2,098,972

		3,809,657
SAVINGS & LOANS — 0.38%
Amsouth Bank/Birmingham AL Series AI
5.20%, 04/01/15	250	254,208
Santander Holdings USA Inc./PA
3.00%, 09/24/15 (Call 08/24/15)	1,000	1,016,881
4.63%, 04/19/16	319	335,547

		1,606,636
SOFTWARE — 0.38%
Fiserv Inc.
3.13%, 10/01/15	945	965,601
3.13%, 06/15/16	600	619,783

		1,585,384
TELECOMMUNICATIONS — 1.33%
America Movil SAB de CV
5.75%, 01/15/15	1,300	1,311,648

Security	Principal (000s)	Value

Verizon Communications Inc.
1.76%, 09/15/16[b]	$3,250	$3,323,375
4.90%, 09/15/15	400	415,104
Vodafone Group PLC
0.62%, 02/19/16[b]	500	501,008

		5,551,135
TRANSPORTATION — 1.86%
Asciano Finance Ltd.
3.13%, 09/23/15[a]	1,185	1,205,215
CSX Corp.
6.25%, 04/01/15	417	426,868
JB Hunt Transport Services Inc.
3.38%, 09/15/15	857	877,548
Kansas City Southern de Mexico SA de CV
0.93%, 10/28/16[b]	1,000	1,000,404
Ryder System Inc.
3.15%, 03/02/15	1,385	1,396,555
7.20%, 09/01/15	1,000	1,053,224
Union Pacific Corp.
7.00%, 02/01/16	1,700	1,822,268

		7,782,082
TRUCKING & LEASING — 1.99%
GATX Corp.
4.75%, 05/15/15	825	841,750
GATX Financial Corp.
5.70%, 04/15/15[d]	1,000	1,022,027
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 03/15/16[a]	2,453	2,500,416
3.13%, 05/11/15[a]	3,905	3,949,974

		8,314,167

TOTAL CORPORATE BONDS & NOTES
(Cost: $233,284,942)		233,112,264

MUNICIPAL DEBT OBLIGATIONS — 0.34%

CALIFORNIA — 0.34%
State of California GO
0.85%, 02/01/15	1,435	1,437,253

		1,437,253

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,435,534)		1,437,253

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2014

Security	Principal or Shares (000s)	Value

SHORT-TERM INVESTMENTS — 6.91%

MONEY MARKET FUNDS — 6.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	$2,507	$2,506,812
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	240	240,368
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	26,169	26,169,256

		28,916,436

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,916,436)		28,916,436

TOTAL INVESTMENTS IN SECURITIES — 101.24% (Cost: $424,353,517)		423,927,520
Other Assets, Less Liabilities — (1.24)%		(5,195,129)

NET ASSETS — 100.00%		$418,732,391

EUR	— Euro
GO	— General Obligation
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of October 31, 2014 were as follows:

Currency to be Delivered	Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 1,058,626	USD 1,350,648	1/21/15	JPM	$23,603

Counterparties:

JPM — JPMorgan Chase Bank N.A.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities

iSHARES® U.S. ETF TRUST

October 31, 2014

	iShares Liquidity Income ETF	iShares Short Maturity Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$12,024,577	$395,437,081
Repurchase agreements — unaffiliated	2,625,000	—
Affiliated (Note 2)	604,619	28,916,436

Total cost of investments	$15,254,196	$424,353,517

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,043,255	$395,011,084
Repurchase agreements — unaffiliated	2,625,000	—
Affiliated (Note 2)	604,619	28,916,436

Total fair value of investments	15,272,874	423,927,520
Foreign currency, at value[b]	—	1,014
Cash	157	—
Receivables:
Investment securities sold	—	1,590,049
Interest	10,947	2,202,090
Unrealized appreciation on forward currency contracts (Note 1)	—	23,603
Capital shares sold	—	5,018,135

Total Assets	15,283,978	432,762,411

LIABILITIES
Payables:
Investment securities purchased	—	9,608,916
Collateral for securities on loan (Note 1)	257,500	2,747,180
Due to custodian	—	1,590,049
Investment advisory fees (Note 2)	2,519	83,875

Total Liabilities	260,019	14,030,020

NET ASSETS	$15,023,959	$418,732,391

Net assets consist of:
Paid-in capital	$14,986,905	$418,800,480
Undistributed net investment income	8,549	220,189
Undistributed net realized gain	9,827	114,140
Net unrealized appreciation (depreciation)	18,678	(402,418)

NET ASSETS	$15,023,959	$418,732,391

Shares outstanding[c]	300,000	8,350,000

Net asset value per share	$50.08	$50.15

[a]	Securities on loan with values of $250,085 and $2,678,292, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $1,032, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® U.S. ETF TRUST

Year ended October 31, 2014

	iShares Liquidity Income ETF[a]	iShares Short Maturity Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$110,157	$2,886,982
Interest — affiliated (Note 2)	437	12,299
Securities lending income — affiliated (Note 2)	447	3,561

Total investment income	111,041	2,902,842

EXPENSES
Investment advisory fees (Note 2)	37,636	646,592

Total expenses	37,636	646,592

Net investment income	73,405	2,256,250

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	9,827	30,369
Foreign currency transactions	—	52,068

Net realized gain	9,827	82,437

Net change in unrealized appreciation/depreciation on:
Investments	18,678	(444,673)
Forward currency contracts	—	20,418
Translation of assets and liabilities in foreign currencies	—	(18)

Net change in unrealized appreciation/depreciation	18,678	(424,273)

Net realized and unrealized gain (loss)	28,505	(341,836)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,910	$1,914,414

[a]	For the period from December 11, 2013 (commencement of operations) to October 31, 2014.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Liquidity Income ETF	iShares Short Maturity Bond ETF
	Period from December 11, 2013[a] to October 31, 2014	Year ended October 31, 2014	Period from September 25, 2013[a] to October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$73,405	$2,256,250	$26,162
Net realized gain (loss)	9,827	82,437	(829)
Net change in unrealized appreciation/depreciation	18,678	(424,273)	21,855

Net increase in net assets resulting from operations	101,910	1,914,414	47,188

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(64,856)	(2,029,397)	—

Total distributions to shareholders	(64,856)	(2,029,397)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,504,454	358,853,096	102,586,403
Cost of shares redeemed	(12,517,549)	(42,639,313)	—

Net increase in net assets from capital share transactions	14,986,905	316,213,783	102,586,403

INCREASE IN NET ASSETS	15,023,959	316,098,800	102,633,591

NET ASSETS
Beginning of period	—	102,633,591	—

End of period	$15,023,959	$418,732,391	$102,633,591

Undistributed net investment income included in net assets at end of period	$8,549	$220,189	$25,018

SHARES ISSUED AND REDEEMED
Shares sold	550,000	7,150,000	2,050,000
Shares redeemed	(250,000)	(850,000)	—

Net increase in shares outstanding	300,000	6,300,000	2,050,000

[a]	Commencement of operations.

See notes to financial statements.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Liquidity Income ETF

Period from Dec. 11, 2013[a] to Oct. 31, 2014
Net asset value, beginning of period	$49.99

Income from investment operations:
Net investment income[b]	0.16
Net realized and unrealized gain[c]	0.06

Total from investment operations	0.22

Less distributions from:
Net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$50.08

Total return	0.45%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,024
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	0.35%
Portfolio turnover rate[f]	71%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Short Maturity Bond ETF

	Year ended Oct. 31, 2014	Period from Sep. 25, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.44	0.02
Net realized and unrealized gain[c]	0.04	0.05

Total from investment operations	0.48	0.07

Less distributions from:
Net investment income	(0.40)	—

Total distributions	(0.40)	—

Net asset value, end of period	$50.15	$50.07

Total return	0.96%	0.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$418,732	$102,634
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.87%	0.42%
Portfolio turnover rate[f]	35%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Liquidity Income[a]	Diversified
Short Maturity Bond	Non-diversified

[a]	The Fund commenced operations on December 11, 2013.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Liquidity Income
Assets:
Asset-Backed Securities	$—	$1,481,979	$—	$1,481,979
Certificates of Deposit	—	822,736	—	822,736
Commercial Paper	—	848,503	—	848,503
Corporate Bonds & Notes	—	8,389,037	501,000	8,890,037
Repurchase Agreements	—	2,625,000	—	2,625,000
Money Market Funds	604,619	—	—	604,619

	$604,619	$14,167,255	$501,000	$15,272,874

Short Maturity Bond
Assets:
Asset-Backed Securities	$—	$97,594,570	$804,005	$98,398,575
Collateralized Mortgage Obligations	—	59,827,590	2,235,402	62,062,992
Corporate Bonds & Notes	—	233,112,264	—	233,112,264
Municipal Debt Obligations	—	1,437,253	—	1,437,253
Money Market Funds	28,916,436	—	—	28,916,436
Forward Currency Contracts[a]	—	23,603	—	23,603

	$28,916,436	$391,995,280	$3,039,407	$423,951,123

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The following table includes a rollforward for the year ended October 31, 2014 of investments whose values are classified as Level 3 as of the beginning or end of the year.

iShares Liquidity Income ETF	Corporate Bonds & Notes
Balance at beginning of period	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	1,000
Purchases	500,000
Sales	—
Transfers ina	—
Transfers out[a]	—

Balance at end of period[b]	$501,000

Net change in unrealized appreciation/depreciation on investments still held at end of period	$1,000

[a]	Represents the value as of the beginning of the reporting period.
[b]	The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

The following table summarizes the Funds’ open repurchase agreements as of October 31, 2014 which are subject to offset under an MRA:

iShares ETF	Market Value of Repurchase Agreements	Non-cash Collateral Received [a]	Net Amount
Liquidity Income	$2,625,000	$2,625,000	$—

[a]	Collateral received in excess of the market value of repurchase agreements is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of October 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of October 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Liquidity Income	$250,085	$250,085	$—
Short Maturity Bond	2,678,292	2,678,292	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Short Maturity Bond ETF. The sub-advisory agreement will terminate effective December 4, 2014.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Liquidity Income	0.18%
Short Maturity Bond	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended October 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Liquidity Income	$186
Short Maturity Bond	1,526

Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended October 31, 2014 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Liquidity Income	$999,531	$1,001,122	$19,316,310	$8,374,004
Short Maturity Bond	—	—	379,425,371	81,362,235

There were no in-kind transactions for the year ended October 31, 2014.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Short Maturity Bond ETF as of October 31, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of — net unrealized appreciation	$23,603

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Short Maturity Bond ETF during the year ended October 31, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$52,068	$20,418

For the year ended October 31, 2014, the average quarter-end number of forward currency contracts and average amounts sold in U.S. dollars for the iShares Short Maturity Bond ETF were 2 and $3,607,611, respectively.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Short Maturity Bond ETF that are subject to potential offset on the statement of assets and liabilities as of October 31, 2014:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$23,603	$—	$23,603

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2014, attributable to foreign currency transactions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Short Maturity Bond	$294	$(31,682)	$31,388

The tax character of distributions paid during the year ended October 31, 2014 was as follows:

iShares ETF	2014
Liquidity Income
Ordinary income	$64,856

Short Maturity Bond
Ordinary income	$2,029,397

As of October 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Net Unrealized Gains (Losses) [a]	Total
Liquidity Income	$18,376	$18,678	$37,054
Short Maturity Bond	229,156	(297,245)	(68,089)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the treatment of straddles.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Liquidity Income	$15,254,196	$20,254	$(1,576)	$18,678
Short Maturity Bond	424,224,741	330,299	(627,520)	(297,221)

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares U.S. ETF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Liquidity Income ETF and iShares Short Maturity Bond ETF (the “Funds”) at October 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	39

Tax Information (Unaudited)

iSHARES® U.S. ETF TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended October 31, 2014:

iShares ETF	Interest- Related Dividends
Liquidity Income	$41,266
Short Maturity Bond	1,779,383

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iSHARES® U.S. ETF TRUST

I. iShares Liquidity Income ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® U.S. ETF TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® U.S. ETF TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® U.S. ETF TRUST

connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Short Maturity Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock Financial Management, Inc. (“BFM”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® U.S. ETF TRUST

proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group. The Board also noted that BFA pays BFM for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BFM or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BFM on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BFM during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BFM, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered the compliance program of BFA and BFM and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® U.S. ETF TRUST

meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s and BFM’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BFM. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BFM to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.
Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® U.S. ETF TRUST

fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BFM generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BFM (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Short Maturity Bond	$0.400049	$—	$—	$0.400049	100%	—%	—%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares Liquidity Income ETF

Period Covered: January 1, 2014 through September 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	188	100.00%

iShares Short Maturity Bond ETF

Period Covered: October 1, 2013 through September 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	252	100.00%

SUPPLEMENTAL INFORMATION	49

Trustee and Officer Information

iSHARES® U.S. ETF TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares Trust and, as a result, oversees a total of 294 funds (as of October 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2011).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Trustee of iShares Trust (since 2009); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Trustee of iShares Trust (since 2013);

Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2011); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).

Trustee of iShares Trust (since 2007);

Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2011); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2011); Audit Committee Chair (since 2011).	Retired; Partner, KPMG LLP (1968-2001).

Trustee of iShares Trust (since 2005);

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	51

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2011); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

George G.C. Parker (75)	Trustee (since 2011).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Trustee of iShares Trust (since 2000);

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Trustee of iShares Trust (since 2011); Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011), Director, Cavium, Inc. (since 2013).

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2011).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2011).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2011).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2011).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	53

Notes:

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-108-1014

OCTOBER 31, 2014

2014 ANNUAL REPORT

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
➢	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® U.S. ETF TRUST

U.S. CORPORATE BOND MARKET OVERVIEW

The U.S. bond market delivered a modest return with relatively low volatility for the period from May 27, 2014 to October 31, 2014 (the “reporting period”), as the bond market continued to defy many investors’ expectations for higher rates and lower bond prices.

U.S. economic growth increased at a moderate pace during the reporting period, as the total value of goods and services produced in the United States exceeded $17 trillion. At the beginning of the reporting period, the economy bounced back from a sharp contraction related to unusually cold winter weather, logging a relatively rapid 4.6% annualized growth rate during the second calendar quarter of 2014. Economic growth during the entire reporting period averaged approximately 4.0%.

Inflation remained subdued during the reporting period, as the Consumer Price Index increased at a 1.7% annualized pace for the year ending September 2014. The unemployment rate declined steadily, finishing the reporting period at 5.8% in October 2014. Consumer spending also increased, buoyed by the improving job market. Robust corporate profits led to rising business spending, providing additional fuel for the economic recovery.

The U.S. Federal Reserve Bank (the “Fed”) made several influential policy shifts during the reporting period. The Fed continued to trim bond purchases by $10 billion each month, while noting improvement in labor markets and modestly rising inflation. As a result, investors began to speculate about the possibility of future rate hikes by the Fed. At its meeting in October 2014, the Fed officially ended its bond purchasing program, but maintained its commitment to a near zero interest rate policy “for a considerable time.”

In that environment, bond returns varied widely. U.S. Treasuries led the broader bond market, as investors preferred the relative safety of U.S. government debt. Treasuries rallied during the summer of 2014, as low inflation, moderate growth and global uncertainty increased the appeal of U.S. Treasuries. In particular, long-term Treasuries were one of the best performing sectors of the bond market. At the other end of the maturity spectrum, short-term Treasuries delivered muted returns, as the combination of low yield and slightly higher interest rates meant low total returns.

Within corporate bonds, higher-quality bonds generally outperformed riskier high-yield bonds for the reporting period, reflecting investors’ preference for corporations with stronger balance sheets and lower credit risk. High-yield bond issuances, a measure of investor demand, decreased from relatively high levels during the reporting period. Nevertheless, default rates remained at historically low levels, as the vast majority of high-yield issuers remained strong enough to meet their debt obligations. Despite weak returns in the high-yield sector, the broad bond market posted a positive and relatively stable return during the reporting period, as the combination of moderate economic growth, low inflation and accommodative monetary policy proved to be a positive environment for bond performance.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

Performance as of October 31, 2014

Cumulative Total Returns
Since Inception
Fund NAV	(1.03)%
Fund Market	(1.03)%
Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index	(0.48)%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index is an unmanaged index that reflects the duration hedged performance of U.S. dollar-denominated high yield corporate debt.

For the fiscal period ended 10/31/14, the Fund did not have six months of performance and therefore line graphs are not presented.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/27/14) [a]	Ending Account Value (10/31/14)	Expenses Paid During Period [b,c]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$989.70	$0.26	$1,000.00	$1,024.90	$0.31	0.06%

[a]	The beginning of the period (commencement of operations) is May 27, 2014.
[b]	Annualized expenses ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (157 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the reporting period from May 27, 2014 (inception date of the Fund) through October 31, 2014, the total return for the Fund was -1.03%, net of fees.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF, which invests in U.S. dollar-denominated high yield corporate bonds. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures.

As global economic growth slowed and geopolitical issues escalated, investors sold out of high-yield corporate bonds and sought the relative safety of more secure bonds, particularly U.S. Treasury bonds. As a result, corporate bond prices declined and credit spreads widened, especially in the second half of the reporting period. Credit spreads represent the additional yield an investor would demand on a bond with credit risk compared to a similar duration U.S. Treasury bond. The effect of the widening credit spreads detracted from Fund performance during the reporting period.

The Fund’s short positions in U.S. Treasury futures helped to mitigate interest rate risk during the reporting period, but also detracted from Fund performance as interest rates declined over the period.

PORTFOLIO ALLOCATION1

As of 10/31/14

Maturity	Percentage of Total Investments[2]

0-1 Year	0.05%
1-5 Years	28.66
5-10 Years	68.50
15-20 Years	1.67
More than 20 Years	1.12

TOTAL	100.00%

BOND CREDIT QUALITY1

As of 10/31/14

Moody’s Credit Rating[3]	Percentage of Total Investments[2]

Baa	0.85%
Ba	44.59
B	42.60
Caa	11.12
Ca	0.11
Not Rated	0.73

TOTAL	100.00%

[1]	Reflects the portfolio allocation and bond credit quality of the iShares iBoxx $ High Yield Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

Performance as of October 31, 2014

Cumulative Total Returns
Since Inception
Fund NAV	(1.05)%
Fund Market	(1.22)%
Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index	(0.77)%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index is an unmanaged index that is designed to reflect the duration hedged performance of U.S. dollar-denominated investment grade corporate debt.

For the fiscal period ended 10/31/14, the Fund did not have six months of performance and therefore line graphs are not presented.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/27/14) [a]	Ending Account Value (10/31/14)	Expenses Paid During Period [b,c]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$989.50	$0.47	$1,000.00	$1,024.70	$0.56	0.11%

[a]	The beginning of the period (commencement of operations) is May 27, 2014.
[b]	Annualized expenses ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (157 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the reporting period from May 27, 2014 (inception date of the Fund) through October 31, 2014, the total return for the Fund was -1.05%, net of fees.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF, which invests in U.S. dollar-denominated investment-grade corporate bonds. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures.

As global economic growth slowed and geopolitical issues escalated, investors sold out of investment-grade corporate bonds and sought the relative safety of more secure bonds, particularly U.S. Treasury bonds. As a result, corporate bond prices declined and credit spreads widened, especially in the second half of the reporting period. Credit spreads represent the additional yield an investor would demand on a bond with credit risk compared to a similar duration U.S. Treasury bond. The effect of the widening credit spreads detracted from Fund performance during the reporting period.

The Fund’s short positions in U.S. Treasury futures helped to mitigate interest rate risk during the reporting period, but also detracted from Fund performance as interest rates declined over the period.

PORTFOLIO ALLOCATION1

As of 10/31/14

Maturity	Percentage of Total Investments[2]

1-5 Years	28.29%
5-10 Years	39.03
10-15 Years	1.26
15-20 Years	4.22
More than 20 Years	27.20

TOTAL	100.00%

BOND CREDIT QUALITY1

As of 10/31/14

Moody’s Credit Rating[3]	Percentage of Total Investments[2]

Aaa	0.87%
Aa	13.08
A	41.24
Baa	44.13
Ba	0.26
Not Rated	0.42

TOTAL	100.00%

[1]	Reflects the portfolio allocation and bond credit quality of the iShares iBoxx $ Investment Grade Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 (or commencement of operations, as applicable) and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 98.11%

EXCHANGE-TRADED FUNDS — 98.11%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	462,500	$42,795,125

		42,795,125

TOTAL INVESTMENT COMPANIES
(Cost: $43,459,980)		42,795,125

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	536,842	536,842

		536,842

TOTAL SHORT-TERM INVESTMENTS
(Cost: $536,842)		536,842

TOTAL INVESTMENTS IN SECURITIES — 99.34%
(Cost: $43,996,822)		43,331,967
Other Assets, Less Liabilities — 0.66%		286,612

NET ASSETS — 100.00%		$43,618,579

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(68)	Dec. 2014	Chicago Board of Trade	$(14,930,250)	$(51,301)
5-Year U.S. Treasury Note	(130)	Dec. 2014	Chicago Board of Trade	(15,525,859)	(134,024)
10-Year U.S. Treasury Note	(78)	Dec. 2014	Chicago Board of Trade	(9,856,031)	(98,793)
Long U.S. Treasury Bond	(3)	Dec. 2014	Chicago Board of Trade	(423,281)	(5,410)

Net Unrealized Depreciation					$(289,528)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 96.49%

EXCHANGE-TRADED FUNDS — 96.49%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	79,200	$9,451,728

		9,451,728

TOTAL INVESTMENT COMPANIES
(Cost: $9,450,830)		9,451,728

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	211,291	211,291

		211,291

TOTAL SHORT-TERM INVESTMENTS
(Cost: $211,291)		211,291

TOTAL INVESTMENTS IN SECURITIES — 98.65%
(Cost: $9,662,121)		9,663,019
Other Assets, Less Liabilities — 1.35%		131,921

NET ASSETS — 100.00%		$9,794,940

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(4)	Dec. 2014	Chicago Board of Trade	$(878,250)	$(2,756)
5-Year U.S. Treasury Note	(20)	Dec. 2014	Chicago Board of Trade	(2,388,594)	(18,628)
10-Year U.S. Treasury Note	(23)	Dec. 2014	Chicago Board of Trade	(2,906,266)	(24,648)
Long U.S. Treasury Bond	(13)	Dec. 2014	Chicago Board of Trade	(1,834,219)	(19,862)
Ultra Long U.S. Bond	(9)	Dec. 2014	Chicago Board of Trade	(1,411,313)	(28,419)

Net Unrealized Depreciation					$(94,313)

See notes to financial statements.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® U.S. ETF TRUST

October 31, 2014

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$43,996,822	$9,662,121

Total cost of investments	$43,996,822	$9,662,121

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$43,331,967	$9,663,019

Total fair value of investments	43,331,967	9,663,019
Cash pledged to broker	241,000	112,000
Receivables:
Futures variation margin	47,703	20,797

Total Assets	43,620,670	9,795,816

LIABILITIES
Payables:
Investment advisory fees (Note 2)	2,091	876

Total Liabilities	2,091	876

NET ASSETS	$43,618,579	$9,794,940

Net assets consist of:
Paid-in capital	$44,698,218	$10,031,329
Accumulated net realized loss	(125,256)	(142,974)
Net unrealized depreciation	(954,383)	(93,415)

NET ASSETS	$43,618,579	$9,794,940

Shares outstanding[a]	450,000	100,000

Net asset value per share	$96.93	$97.95

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Operations

iSHARES® U.S. ETF TRUST

Period ended October 31, 2014

	iShares Interest Rate Hedged High Yield Bond ETF[a]	iShares Interest Rate Hedged Corporate Bond ETF[a]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$518,102	$136,766

Total investment income	518,102	136,766

EXPENSES
Investment advisory fees (Note 2)	75,460	12,818

Total expenses	75,460	12,818
Less investment advisory fees waived (Note 2)	(68,782)	(8,292)

Net expenses	6,678	4,526

Net investment income	511,424	132,240

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(50,325)	6,162
Futures contracts	(74,931)	(149,136)

Net realized loss	(125,256)	(142,974)

Net change in unrealized appreciation/depreciation on:
Investments	(664,855)	898
Futures contracts	(289,528)	(94,313)

Net change in unrealized appreciation/depreciation	(954,383)	(93,415)

Net realized and unrealized loss	(1,079,639)	(236,389)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(568,215)	$(104,149)

[a]	For the period from May 27, 2014 (commencement of operations) to October 31, 2014.

See notes to financial statements.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
	Period from May 27, 2014[a] to October 31, 2014	Period from May 27, 2014[a] to October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$511,424	$132,240
Net realized loss	(125,256)	(142,974)
Net change in unrealized appreciation/depreciation	(954,383)	(93,415)

Net decrease in net assets resulting from operations	(568,215)	(104,149)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(511,424)	(132,240)
Return of capital	(2,091)	(884)

Total distributions to shareholders	(513,515)	(133,124)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,700,309	10,032,213

Net increase in net assets from capital share transactions	44,700,309	10,032,213

INCREASE IN NET ASSETS	43,618,579	9,794,940

NET ASSETS
Beginning of period	—	—

End of period	$43,618,579	$9,794,940

SHARES ISSUED
Shares sold	450,000	100,000

Net increase in shares outstanding	450,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Interest Rate Hedged High Yield Bond ETF

Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$100.10

Income from investment operations:
Net investment income[b]	1.86
Net realized and unrealized loss[c]	(2.87)

Total from investment operations	(1.01)

Less distributions from:
Net investment income	(2.15)
Return of capital	(0.01)

Total distributions	(2.16)

Net asset value, end of period	$96.93

Total return	(1.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,619
Ratio of expenses to average net assets[e,f]	0.06%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.65%
Ratio of net investment income to average net assets[e]	4.41%
Portfolio turnover rate[g,h]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying fund.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Interest Rate Hedged Corporate Bond ETF

Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$100.32

Income from investment operations:
Net investment income[b]	1.32
Net realized and unrealized loss[c]	(2.36)

Total from investment operations	(1.04)

Less distributions from:
Net investment income	(1.32)
Return of capital	(0.01)

Total distributions	(1.33)

Net asset value, end of period	$97.95

Total return	(1.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,795
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.30%
Ratio of net investment income to average net assets[e]	3.09%
Portfolio turnover rate[g,h]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying fund.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Interest Rate Hedged High Yield Bond[a]	Diversified
Interest Rate Hedged Corporate Bond[a]	Diversified

[a]	The Fund commenced operations on May 27, 2014.

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Interest Rate Hedged High Yield Bond ETF and the iShares Interest Rate Hedged Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.65% and 0.30%, respectively, based on the average daily net assets of each Fund. In addition, each Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other registered investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is each Fund’s total annual fund operating expense.

For each Fund, BFA has contractually agreed to waive a portion of the investment advisory fee through February 29, 2016 in an amount equal to the acquired fund fees and expenses.

For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to reduce its investment advisory fee for the Fund through February 29, 2016 on assets attributable to the Fund’s investments in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”) (and those assets used to hedge the securities in HYG) such that the total annual fund operating expenses on such assets are equal to the investment advisory fee of HYG plus 0.15%. BFA has also contractually agreed to waive the Fund’s investment advisory fee through February 29, 2016 by an additional amount such that the Fund’s total annual fund operating expenses do not exceed 0.55% of average daily net assets.

For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to reduce its investment advisory fee through February 29, 2016 on assets attributable to the Fund’s investments in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”) (and those assets used to hedge the securities in LQD) such that the total annual fund operating expenses on such assets are equal to the investment advisory fee of LQD plus 0.15%. BFA has also contractually agreed to waive the Fund’s

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

investment advisory fee through February 29, 2016 by an additional amount such that the Fund’s total annual fund operating expenses do not exceed 0.25% of average daily net assets.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Interest Rate Hedged High Yield Bond
iShares iBoxx $ High Yield Corporate Bond ETF	—	476,575	(14,075)	462,500	$42,795,125	$518,102	$(50,325)

Interest Rate Hedged Corporate Bond
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	86,150	(6,950)	79,200	$9,451,728	$136,766	$6,162

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged High Yield Bond	$612,888	$1,284,509
Interest Rate Hedged Corporate Bond	404,099	835,644

In-kind transactions (see Note 4) for the period ended October 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged High Yield Bond	$44,181,926	$—
Interest Rate Hedged Corporate Bond	9,876,213	—

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of October 31, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Interest rate contracts:
Variation margin / Net assets consist of — net unrealized depreciation[a]	$289,528	$94,313

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the period ended October 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Interest rate contracts:
Futures contracts	$(74,931)	$(149,136)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Interest rate contracts:
Futures contracts	$(289,528)	$(94,313)

The following table shows the average quarter-end balances of open futures contracts for the period ended October 31, 2014:

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Average number of contracts sold	(215)	(70)
Average value of contracts sold	$(31,778,680)	$(9,533,481)

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in fixed income and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares Interest Rate Hedged High Yield Bond ETF invests a substantial portion of its assets indirectly in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-“by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

The tax character of distributions paid during the period ended October 31, 2014 was as follows:

iShares ETF	2014
Interest Rate Hedged High Yield Bond
Ordinary income	$511,424
Return of capital	2,091

$513,515

Interest Rate Hedged Corporate Bond
Ordinary income	$132,240
Return of capital	884

$133,124

As of October 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Interest Rate Hedged High Yield Bond	$—	$(374,689)	$(704,950)	$(1,079,639)
Interest Rate Hedged Corporate Bond	—	(235,938)	(451)	(236,389)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

As of October 31, 2014, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Interest Rate Hedged High Yield Bond	$374,689
Interest Rate Hedged Corporate Bond	235,938

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged High Yield Bond	$44,036,916	$—	$(704,949)	$(704,949)
Interest Rate Hedged Corporate Bond	9,663,470	898	(1,349)	(451)

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2014 and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares U.S. ETF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Interest Rate Hedged High Yield Bond ETF and iShares Interest Rate Hedged Corporate Bond ETF (the “Funds”) at October 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for the period May 27, 2014 (commencement of operations) through October 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	27

Tax Information (Unaudited)

iSHARES® U.S. ETF TRUST

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the period ended October 31, 2014:

iShares ETF	Federal Obligation Interest [a]
Interest Rate Hedged High Yield Bond	$2,825
Interest Rate Hedged Corporate Bond	512

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® U.S. ETF TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 4-5, 2013, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or other funds that pursue investment strategies similar to those of the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds that are not exchange traded funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the proposed investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following each Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Funds’ fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board further considered that with respect to each of the Funds, BFA had contractually agreed to waive a portion of its management fees in an amount equal to the aggregate acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that have substantially the same investment objectives and strategies as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Funds, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for iShares Interest Rate Hedged Corporate Bond ETF in relation to that of iShares iBoxx $ Investment Grade Corporate Bond ETF, and the proposed investment advisory fee rate for iShares Interest Rate Hedged High Yield Bond ETF in relation to that of iShares iBoxx $ High Yield Corporate Bond ETF. The Board noted that each Fund’s proposed advisory fee rate is higher than that of the respective other iShares fund, which invests in similar underlying securities, but unlike the Funds, the other iShares funds are index funds that are not interest rate hedged.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, and its affiliates, in the event of any lending of the Funds’ securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged Corporate Bond	$1.324411	$—	$0.006830	$1.331241	99%	—%	1%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Interest Rate Hedged High Yield Bond ETF

Period Covered: July 1, 2014 through September 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	1.56%
Greater than 0.5% and Less than 1.0%	4	6.25
Between 0.5% and –0.5%	59	92.19

	64	100.00%

iShares Interest Rate Hedged Corporate Bond ETF

Period Covered: July 1, 2014 through September 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	6.25%
Between 0.5% and –0.5%	58	90.62
Less than –0.5%	2	3.13

	64	100.00%

SUPPLEMENTAL INFORMATION	33

Trustee and Officer Information

iSHARES® U.S. ETF TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares Trust and, as a result, oversees a total of 294 funds (as of October 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2011).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Trustee of iShares Trust (since 2009); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Trustee of iShares Trust (since 2013);

Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2011); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).

Trustee of iShares Trust (since 2007);

Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares Trust
(since 2012).

Cecilia H. Herbert (65)	Trustee (since 2011); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Forward Funds (34 portfolios) (since 2009).
Charles A. Hurty (71)	Trustee (since 2011); Audit Committee Chair (since 2011).	Retired; Partner, KPMG LLP (1968-2001).

Trustee of iShares Trust (since 2005);

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
(2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	35

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2011); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).
George G.C. Parker (75)	Trustee (since 2011).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Trustee of iShares Trust (since 2000);

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Trustee of iShares Trust (since 2011); Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011), Director, Cavium, Inc. (since 2013).

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2011).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2011).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2011).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2011).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	37

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.61%

ADVERTISING — 0.45%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	$7,200	$5,652,000
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[a,b]	6,275	6,431,875
5.63%, 02/15/24 (Call 02/15/19)[b]	3,375	3,493,125
5.88%, 03/15/25 (Call 09/15/19)[a,b]	10,100	10,554,500
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	10,500	10,867,500
10.00%, 08/15/18 (Call 08/15/15)[b,c]	1,285	1,156,500
11.00%, 08/15/18 (Call 01/20/15)[a,b]	2,167	1,538,570
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	8,909	8,909,000
5.38%, 01/15/24 (Call 01/15/19)[a]	6,425	6,633,813
5.88%, 02/01/22 (Call 02/01/17)	8,350	8,788,375

		64,025,258
AEROSPACE & DEFENSE — 0.69%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	18,250	20,371,563
6.88%, 10/01/20 (Call 10/01/15)	8,950	9,688,375
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	8,650	9,319,510
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a]	9,650	9,650,000
6.00%, 07/15/22 (Call 07/15/17)	19,480	19,869,600

Security	Principal (000s)	Value

6.50%, 07/15/24 (Call 07/15/19)	$20,320	$20,828,000
7.50%, 07/15/21 (Call 07/15/16)	8,100	8,758,125

		98,485,173
AIRLINES — 0.31%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	6,075	6,393,937
7.75%, 04/15/21[a,b]	7,980	8,309,175
American Airlines Group Inc.
5.50%, 10/01/19[b]	14,190	14,119,050
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	6,600	6,979,500
U.S. Airways Group Inc.
6.13%, 06/01/18	7,668	7,898,521

		43,700,183
APPAREL — 0.24%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	16,280	17,297,500
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)[a]	8,050	8,754,375
7.63%, 05/15/20 (Call 05/15/15)	8,000	8,520,000

		34,571,875
AUTO MANUFACTURERS — 1.51%
Chrysler Group LLC/CG Co- Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	47,000	50,290,000
8.25%, 06/15/21 (Call 06/15/16)[a]	52,635	58,753,819
General Motors Co.
3.50%, 10/02/18	25,050	25,897,191
4.88%, 10/02/23[a]	24,800	26,691,000
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[a,b]	10,850	10,985,625
4.25%, 11/15/19[b]	4,275	4,296,375

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

5.63%, 02/01/23 (Call 02/01/18)[a,b]	$7,800	$8,221,200
8.13%, 05/15/21 (Call 05/15/16)[b]	7,375	8,112,500
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	20,954	21,530,235

		214,777,945
AUTO PARTS & EQUIPMENT — 0.84%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[a]	6,450	6,772,500
6.63%, 10/15/22 (Call 10/15/17)[a]	7,065	7,630,200
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	6,750	7,015,479
6.50%, 02/15/19 (Call 02/15/15)[a]	6,300	6,538,859
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	15,450	16,686,000
7.00%, 05/15/22 (Call 05/15/17)[a]	12,395	13,479,563
8.25%, 08/15/20 (Call 08/15/15)[a]	14,845	15,958,375
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	6,758	6,774,895
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	12,609,750
4.75%, 05/15/21 (Call 05/15/16)[b]	14,150	14,114,625
7.75%, 02/15/17[a,b]	10,170	11,441,250

		119,021,496
BANKS — 2.90%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,d]	8,761	8,936,220

Security	Principal (000s)	Value

BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,d]	$7,400	$10,096,560
CIT Group Inc.
3.88%, 02/19/19	16,500	16,582,500
4.25%, 08/15/17	30,100	30,965,375
5.00%, 05/15/17[a]	19,846	20,788,685
5.00%, 08/15/22	20,200	21,260,500
5.00%, 08/01/23[a]	12,350	12,936,625
5.25%, 03/15/18[a]	23,726	25,030,930
5.38%, 05/15/20[a]	11,450	12,251,500
5.50%, 02/15/19[b]	32,530	34,644,450
6.63%, 04/01/18[a,b]	3,900	4,268,489
Commerzbank AG
8.13%, 09/19/23[b]	16,350	19,088,625
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,d]	16,745	17,843,891
8.38%, 10/29/49 (Call 10/13/19)[a,b,d]	15,600	18,018,000
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[d]	9,800	9,261,000
Regions Bank/Birmingham AL
7.50%, 05/15/18	4,955	5,801,123
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	37,215	37,608,095
6.00%, 12/19/23	32,971	35,354,691
6.10%, 06/10/23	16,350	17,692,546
6.13%, 12/15/22[a]	37,450	40,636,946
Royal Bank of Scotland NV
4.65%, 06/04/18	2,500	2,634,375
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[b,d]	10,715	11,250,750

		412,951,876
BEVERAGES — 0.44%
Constellation Brands Inc.
3.75%, 05/01/21	7,600	7,590,500
3.88%, 11/15/19	1,425	1,446,375
4.25%, 05/01/23	15,575	15,633,406
4.75%, 11/15/24	1,200	1,227,000

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

6.00%, 05/01/22[a]	$10,900	$12,180,750
7.25%, 09/01/16[a]	11,050	12,072,125
7.25%, 05/15/17	11,499	12,835,759

		62,985,915
BUILDING MATERIALS — 0.80%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[b]	4,910	4,922,275
6.75%, 05/01/21 (Call 05/01/16)[a,b]	15,800	16,866,500
6.88%, 08/15/18 (Call 12/15/14)[b]	8,270	8,559,450
Lafarge SA
6.20%, 07/09/15[b]	775	800,003
6.50%, 07/15/16[a]	11,600	12,419,583
Masco Corp.
4.80%, 06/15/15	1,000	1,015,000
5.95%, 03/15/22	6,477	7,092,315
6.13%, 10/03/16[a]	12,653	13,570,342
7.13%, 03/15/20	9,845	11,297,137
USG Corp.
6.30%, 11/15/16	8,569	9,018,873
9.75%, 01/15/18	8,225	9,499,875
Vulcan Materials Co.
7.00%, 06/15/18	6,400	7,120,000
7.50%, 06/15/21	10,100	11,766,500

		113,947,853
CHEMICALS — 1.66%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	8,750	8,837,217
3.88%, 04/15/18 (Call 03/15/18)	11,800	11,973,965
4.75%, 08/15/22 (Call 05/15/22)[a]	18,000	18,164,342
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	6,130	5,954,965
Celanese U.S. Holdings LLC
4.63%, 11/15/22	8,100	8,201,250
5.88%, 06/15/21	3,950	4,285,750

Security	Principal (000s)	Value

Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	$10,775	$10,505,625
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[a]	25,300	25,393,248
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 11/15/15)[a]	19,400	19,212,741
9.00%, 11/15/20 (Call 11/15/15)[a]	8,650	7,871,066
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	11,000	11,123,750
8.63%, 03/15/21 (Call 09/15/15)[a]	9,110	9,884,350
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	17,960	19,194,750
8.38%, 02/15/19 (Call 02/15/15)[a,b]	15,950	17,106,375
Ineos Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	9,525	9,548,812
6.13%, 08/15/18 (Call 05/15/15)[a,b]	11,325	11,424,094
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[b]	3,520	3,634,400
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	19,250	20,097,000
WR Grace & Co-Conn
5.13%, 10/01/21[b]	13,300	13,865,250

		236,278,950
COAL — 1.15%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 01/20/15)[a]	10,815	5,407,500

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

6.25%, 06/01/21 (Call 06/01/16)[a]	$10,040	$4,769,000
7.50%, 08/01/20 (Call 08/01/16)[a,b]	11,975	9,580,000
9.75%, 04/15/18[a]	7,171	4,661,150
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	13,950	5,614,875
7.25%, 10/01/20 (Call 10/01/15)[a]	7,380	3,542,400
7.25%, 06/15/21 (Call 06/15/16)[a]	15,500	5,735,000
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	30,350	30,805,250
8.25%, 04/01/20 (Call 04/01/15)[a]	17,210	18,109,894
Peabody Energy Corp.
6.00%, 11/15/18	22,350	21,679,500
6.25%, 11/15/21[a]	21,378	20,255,655
6.50%, 09/15/20[a]	9,845	9,377,362
7.38%, 11/01/16	9,446	9,752,995
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	5,850	1,564,875
9.50%, 10/15/19 (Call 10/15/16)[a,b]	11,925	10,315,125
9.88%, 12/15/20 (Call 12/15/16)[a]	7,650	2,237,625

		163,408,206
COMMERCIAL SERVICES — 3.51%
ADT Corp. (The)
2.25%, 07/15/17	11,073	10,868,249
3.50%, 07/15/22[a]	16,450	14,609,398
4.13%, 04/15/19[a]	8,125	8,053,372
4.13%, 06/15/23[a]	9,650	8,844,333
6.25%, 10/15/21[a]	14,850	15,675,647
Altegrity Inc.
9.50%, 07/01/19 (Call 07/01/17)[a,b]	10,580	10,077,450
Anna Merger Sub Inc.
7.75%, 10/01/22 (Call 10/01/17)[a,b]	12,250	12,525,625

Security	Principal (000s)	Value

APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	$14,800	$14,541,000
8.75%, 12/01/20 (Call 12/01/15)[a]	12,771	11,110,770
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[b]	9,535	9,940,237
6.50%, 07/15/22 (Call 07/15/17)[b]	5,100	5,508,000
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	6,550	6,468,125
5.50%, 04/01/23 (Call 04/01/18)[a]	8,050	8,090,250
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a,b]	9,175	8,806,082
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	7,475	8,428,063
Ceridian LLC
8.88%, 07/15/19 (Call 07/15/15)[a,b]	13,600	15,062,000
Ceridian LLC/Comdata Inc.
8.13%, 11/15/17 (Call 11/14/14)[b]	9,750	9,762,187
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	17,900	15,796,750
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	12,580	12,725,169
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	12,400	12,569,741
6.25%, 10/15/22 (Call 10/15/17)[a]	9,000	9,165,872
6.75%, 04/15/19 (Call 04/15/15)	20,375	21,205,760
7.38%, 01/15/21 (Call 01/15/16)	8,125	8,587,581

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

7.50%, 10/15/18 (Call 01/20/15)[a]	$10,200	$10,585,120
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	17,075	17,395,156
6.00%, 08/15/23 (Call 08/15/18)	9,350	9,875,937
7.75%, 10/01/19 (Call 10/01/15)	5,780	6,213,500
8.38%, 08/15/21 (Call 12/29/14)	6,750	7,036,875
Jaguar Holding Co II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 12/01/14)[a,b]	11,061	11,876,749
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[a,b]	23,950	24,668,500
R.R. Donnelley & Sons Co.
6.00%, 04/01/24	5,525	5,552,625
7.00%, 02/15/22[a]	6,850	7,329,500
7.63%, 06/15/20[a]	950	1,059,250
7.88%, 03/15/21[a]	7,325	8,222,313
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)[a]	6,550	6,784,490
5.38%, 05/15/24 (Call 05/15/19)[a]	7,775	7,988,813
ServiceMaster Co. (The)
7.00%, 08/15/20 (Call 08/15/15)[a]	7,556	8,047,140
8.00%, 02/15/20 (Call 02/15/15)	419	447,283
United Rentals North America Inc.
5.75%, 07/15/18 (Call 07/15/15)[a]	13,500	14,141,250
5.75%, 11/15/24 (Call 05/15/19)[a]	13,525	14,167,437
6.13%, 06/15/23 (Call 12/15/17)[a]	15,875	17,065,625
7.38%, 05/15/20 (Call 05/15/16)	11,950	12,995,625

Security	Principal (000s)	Value

7.63%, 04/15/22 (Call 04/15/17)	$21,250	$23,640,625
8.25%, 02/01/21 (Call 02/01/16)	10,795	11,793,537
8.38%, 09/15/20 (Call 09/15/15)[a]	13,680	14,825,700

		500,134,711
COMPUTERS — 0.76%
Dell Inc.
3.10%, 04/01/16[a]	2,150	2,160,750
4.63%, 04/01/21[a]	6,210	6,008,175
5.65%, 04/15/18	8,459	8,924,245
5.88%, 06/15/19[a]	9,850	10,453,313
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	7,750	7,711,250
5.00%, 07/15/22 (Call 07/15/17)	9,800	9,751,000
5.88%, 12/15/21 (Call 12/15/17)[a]	6,375	6,566,250
6.38%, 12/15/23 (Call 12/15/18)[a]	12,750	13,515,000
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[a,b]	6,450	4,773,000
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	15,550	16,016,500
7.38%, 11/15/18 (Call 01/20/15)[a]	8,225	8,554,000
7.63%, 11/15/20 (Call 11/15/15)[a]	13,210	14,085,162

		108,518,645
COSMETICS & PERSONAL CARE — 0.11%
Avon Products Inc.
4.60%, 03/15/20	7,800	7,416,708
5.00%, 03/15/23[a]	9,168	8,572,080

		15,988,788
DISTRIBUTION & WHOLESALE — 0.62%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	20,740	22,243,650

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

8.13%, 04/15/19 (Call 04/15/15)	$19,548	$21,209,580
11.00%, 04/15/20 (Call 04/15/16)[a]	13,930	15,915,025
11.50%, 07/15/20 (Call 10/15/16)	15,450	18,018,563
VWR Funding Inc.
7.25%, 09/15/17 (Call 01/20/15)[a]	10,525	11,011,781

		88,398,599
DIVERSIFIED FINANCIAL SERVICES — 7.35%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[a,b]	6,500	6,435,000
3.75%, 05/15/19[b]	18,950	18,831,562
4.50%, 05/15/21[b]	17,150	17,321,500
5.00%, 10/01/21[a,b]	13,800	14,283,000
Aircastle Ltd.
4.63%, 12/15/18[a]	6,650	6,749,750
5.13%, 03/15/21	8,250	8,353,125
6.25%, 12/01/19	8,350	8,934,500
6.75%, 04/15/17	8,050	8,633,625
Ally Financial Inc.
2.75%, 01/30/17[a]	15,050	15,068,812
3.13%, 01/15/16[a]	5,500	5,582,500
3.50%, 07/18/16[a]	15,500	15,713,125
3.50%, 01/27/19	13,350	13,416,750
4.75%, 09/10/18[a]	12,450	13,088,063
5.13%, 09/30/24[a]	10,800	11,259,000
5.50%, 02/15/17[a]	27,652	29,311,120
6.25%, 12/01/17[a]	19,010	20,748,130
7.50%, 09/15/20	26,500	31,542,245
8.00%, 12/31/18[a]	8,425	9,804,594
8.00%, 03/15/20	27,010	32,547,050
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	25,875	27,330,469
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[a]	8,900	9,178,125
6.38%, 11/15/19 (Call 11/15/15)[a]	12,875	13,727,969
6.75%, 06/01/16	7,150	7,596,875

Security	Principal (000s)	Value

General Motors Financial Co. Inc.
2.63%, 07/10/17[a]	$4,440	$4,489,950
2.75%, 05/15/16	11,865	12,042,975
3.25%, 05/15/18[a]	12,520	12,817,350
3.50%, 07/10/19[a]	12,950	13,366,861
4.25%, 05/15/23[a]	12,965	13,337,744
4.38%, 09/25/21	21,050	22,049,875
4.75%, 08/15/17	15,384	16,422,420
6.75%, 06/01/18[a]	8,515	9,685,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)[a]	21,025	21,521,190
5.88%, 02/01/22 (Call 08/01/17)	22,845	23,558,906
6.00%, 08/01/20 (Call 02/01/17)[a]	28,675	30,208,657
Series WI
3.50%, 03/15/17 (Call 02/15/17)[a]	19,225	19,465,312
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[a,b,d]	6,400	6,208,000
International Lease Finance Corp.
3.88%, 04/15/18	13,350	13,383,375
4.63%, 04/15/21[a]	8,100	8,262,000
5.75%, 05/15/16	16,210	16,922,849
5.88%, 04/01/19[a]	11,800	12,714,658
5.88%, 08/15/22[a]	11,600	12,658,500
6.25%, 05/15/19	19,850	21,720,658
8.25%, 12/15/20[a]	16,680	20,153,358
8.63%, 09/15/15[a]	3,500	3,692,980
8.63%, 01/15/22	11,246	13,999,162
8.75%, 03/15/17	25,500	28,678,356
8.88%, 09/01/17[a]	8,190	9,375,199
Jefferies Finance LLC/JFIN Co- Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	6,750	6,514,071
7.38%, 04/01/20 (Call 04/01/16)[b]	11,200	11,088,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

7.50%, 04/15/21 (Call 10/15/17)[b]	$5,050	$5,024,830
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)[a]	7,850	7,653,750
6.50%, 07/01/21 (Call 01/01/17)	9,400	8,718,500
7.88%, 10/01/20 (Call 10/01/16)	6,500	6,386,250
Navient Corp.
4.63%, 09/25/17	7,921	8,079,420
4.88%, 06/17/19[a]	14,500	14,717,500
5.50%, 01/15/19	21,350	22,097,250
5.50%, 01/25/23[a]	16,015	16,015,000
6.00%, 01/25/17	18,821	19,903,207
6.13%, 03/25/24[a]	12,300	12,730,500
6.25%, 01/25/16[a]	26,261	27,304,247
7.25%, 01/25/22[a]	12,450	13,881,750
8.00%, 03/25/20[a]	25,450	29,140,250
8.45%, 06/15/18	39,350	45,006,562
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 11/07/14)[a,b]	4,100	4,376,750
9.50%, 10/15/20 (Call 10/15/16)[b]	9,025	10,938,300
Springleaf Finance Corp.
6.90%, 12/15/17[a]	40,530	43,975,050
7.75%, 10/01/21	9,600	10,752,000
Series I
5.40%, 12/01/15[a]	10,100	10,403,000

		1,046,899,224
ELECTRIC — 3.79%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	11,005	10,948,591
5.50%, 03/15/24 (Call 03/15/19)	13,200	13,458,313
7.38%, 07/01/21 (Call 06/01/21)[a]	15,975	18,305,859
8.00%, 10/15/17	7,921	9,021,491
8.00%, 06/01/20	10,280	11,921,021
9.75%, 04/15/16	608	671,840

Security	Principal (000s)	Value

Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	$20,000	$20,150,000
5.75%, 01/15/25 (Call 10/15/19)[a]	25,300	25,679,500
5.88%, 01/15/24 (Call 11/01/18)[a,b]	9,200	9,890,000
6.00%, 01/15/22 (Call 11/01/16)[b]	11,550	12,430,687
7.88%, 01/15/23 (Call 01/15/17)[b]	15,684	17,330,820
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	1,115	1,190,203
7.25%, 10/15/21 (Call 07/15/21)	12,690	13,514,298
Dynegy Finance I Inc./Dynegy Finance II Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	25,325	26,116,406
7.38%, 11/01/22 (Call 11/01/18)[b]	25,160	26,543,800
7.63%, 11/01/24 (Call 11/01/19)[b]	18,900	19,986,750
EDP Finance BV
4.90%, 10/01/19[b]	15,650	16,315,125
5.25%, 01/14/21[b]	12,448	12,992,600
6.00%, 02/02/18[b]	16,200	17,536,500
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,b,d]	20,457	23,883,547
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	9,400	9,488,924
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	14,750	14,781,499
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	9,550	9,779,891
GenOn Energy Inc.
9.50%, 10/15/18[a]	11,260	11,710,595

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

9.88%, 10/15/20 (Call 10/15/15)[a]	$9,100	$9,439,979
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	6,250	6,624,571
7.25%, 04/01/16[a,b]	6,645	7,085,615
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	17,700	18,569,357
6.25%, 05/01/24 (Call 05/01/19)[b]	16,250	16,796,600
6.63%, 03/15/23 (Call 09/15/17)[a]	15,350	16,206,934
7.63%, 01/15/18[a]	19,530	21,821,086
7.88%, 05/15/21 (Call 05/15/16)[a]	18,788	20,463,730
8.25%, 09/01/20 (Call 09/01/15)	15,855	17,070,950
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[d]	7,150	7,257,250
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	13,500	12,700,732
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a,b]	20,150	20,076,332
RRI Energy Inc.
7.88%, 06/15/17[a]	12,170	12,338,799

		540,100,195
ELECTRONICS — 0.24%
Flextronics International Ltd.
4.63%, 02/15/20[a]	8,425	8,593,500
5.00%, 02/15/23[a]	7,850	8,046,250
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	8,850	8,916,375
6.13%, 12/15/19 (Call 12/15/15)[b]	7,900	8,176,500

		33,732,625

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 0.23%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	$7,650	$7,994,250
8.88%, 11/01/17[a,b]	12,093	13,151,137
AECOM Technology Corp.
5.75%, 10/15/22 (Call 10/15/17)[b]	3,125	3,289,063
5.88%, 10/15/24 (Call 07/15/24)[a,b]	7,950	8,367,375

		32,801,825
ENTERTAINMENT — 0.81%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	1,570	1,742,700
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	8,800	8,646,000
5.13%, 12/15/22 (Call 12/15/17)[a]	5,900	5,929,500
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	8,700	8,939,250
4.88%, 11/01/20 (Call 08/01/20)	15,825	16,458,000
5.38%, 11/01/23 (Call 08/01/23)	8,050	8,472,625
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	14,440	15,452,429
7.50%, 04/15/21 (Call 04/15/15)	16,886	18,046,912
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[a]	12,850	12,689,375
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[b]	7,039	7,205,549
6.75%, 04/15/22 (Call 04/15/17)[b]	12,350	12,164,750

		115,747,090

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.37%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	$8,975	$9,132,063
5.25%, 08/01/20 (Call 08/01/16)	14,279	14,635,975
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	6,400	6,592,000
6.38%, 10/01/22 (Call 04/01/17)[a]	6,375	6,789,375
7.25%, 12/01/20 (Call 12/01/15)	5,400	5,751,000
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	10,350	9,832,500

		52,732,913
FOOD — 1.43%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[b]	19,650	19,257,000
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)[a]	15,550	16,269,187
Big Heart Pet Brands
7.63%, 02/15/19 (Call 01/20/15)[a]	1,194	1,191,015
H.J. Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)[a]	50,300	50,918,690
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a,b]	8,700	8,373,750
6.75%, 12/01/21 (Call 12/01/17)[b]	13,175	13,158,531
7.38%, 02/15/22 (Call 02/15/17)[a]	24,700	25,349,610
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	7,725	7,956,750
5.88%, 08/01/21 (Call 08/01/16)[a,b]	7,175	7,623,438

Security	Principal (000s)	Value

6.63%, 08/15/22 (Call 08/15/17)	$15,455	$16,768,675
7.75%, 07/01/17	8,329	9,266,013
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	5,650	5,565,250
8.00%, 05/01/16	9,400	10,105,000
U.S. Foods Inc.
8.50%, 06/30/19 (Call 01/20/15)	11,350	12,073,562

		203,876,471
FOREST PRODUCTS & PAPER — 0.05%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[a]	6,940	7,078,801

		7,078,801
GAS — 0.32%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	6,000	6,045,000
6.88%, 10/15/21 (Call 10/15/16)[b]	6,250	6,625,000
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	6,600	6,979,942
7.50%, 11/30/16	24,600	26,393,020

		46,042,962
HEALTH CARE — PRODUCTS — 1.33%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)	6,875	7,115,625
7.25%, 07/01/18 (Call 12/15/15)	8,350	8,882,396
8.63%, 10/01/18 (Call 01/20/15)	6,415	6,695,656
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	25,820	27,627,400
6.50%, 10/01/20 (Call 10/01/15)	13,500	14,326,875

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/15/14)[b]	$12,147	$12,875,820
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	22,825	21,341,375
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	6,850	7,226,750
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[a]	15,625	16,406,250
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	29,490	32,512,725
12.50%, 11/01/19 (Call 11/01/15)	9,040	10,057,000
Mallinckrodt International Finance SA
4.75%, 04/15/23	9,300	8,951,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22 (Call 08/01/17)[b]	14,600	15,293,500

		189,312,622
HEALTH CARE — SERVICES — 5.85%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[a,b]	17,800	18,378,500
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[a]	25,900	26,903,625
5.13%, 08/01/21 (Call 02/01/17)	15,200	15,922,000
6.88%, 02/01/22 (Call 02/01/18)[a]	49,850	53,838,000
7.13%, 07/15/20 (Call 07/15/16)[a]	19,650	21,222,000
8.00%, 11/15/19 (Call 11/15/15)	32,718	35,335,440

Security	Principal (000s)	Value

DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)[a]	$28,150	$28,713,000
5.75%, 08/15/22 (Call 08/15/17)[a]	21,000	22,338,750
6.63%, 11/01/20 (Call 11/01/14)	12,000	12,630,000
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	14,650	15,675,500
5.88%, 01/31/22[a,b]	12,515	13,641,350
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	9,400	10,093,250
6.50%, 09/15/18[a,b]	6,310	6,941,000
6.88%, 07/15/17	7,800	8,560,500
HCA Holdings Inc.
6.25%, 02/15/21	15,700	16,956,000
7.75%, 05/15/21 (Call 11/15/15)	24,230	26,107,825
HCA Inc.
3.75%, 03/15/19	24,905	24,936,131
4.25%, 10/15/19[a]	10,100	10,264,125
4.75%, 05/01/23[a]	20,290	20,619,713
5.00%, 03/15/24[a]	33,200	34,196,000
5.25%, 04/15/25[a]	15,950	16,548,125
5.88%, 03/15/22[a]	21,550	23,570,312
5.88%, 05/01/23[a]	21,400	22,951,500
6.50%, 02/15/16[a]	13,950	14,717,250
6.50%, 02/15/20[a]	46,630	52,050,737
7.25%, 09/15/20 (Call 03/15/15)[a]	16,060	17,023,600
7.50%, 02/15/22	30,255	35,133,619
8.00%, 10/01/18	7,750	8,902,813
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	16,650	17,440,875
6.63%, 10/01/20 (Call 10/01/15)	5,900	6,268,750
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b]	15,325	16,052,938

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Tenet Healthcare Corp.
4.38%, 10/01/21[a]	$18,600	$18,507,000
4.50%, 04/01/21	12,625	12,688,125
4.75%, 06/01/20[a]	7,700	7,873,250
5.00%, 03/01/19[b]	17,205	17,226,506
5.50%, 03/01/19[b]	9,000	9,202,500
6.00%, 10/01/20[a]	28,409	30,610,697
6.25%, 11/01/18	16,110	17,499,488
8.00%, 08/01/20 (Call 08/01/15)[a]	12,160	13,011,200
8.13%, 04/01/22[a]	45,600	52,326,000

		832,877,994
HOLDING COMPANIES — DIVERSIFIED — 0.25%
Harbinger Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	9,200	9,338,000
7.88%, 07/15/19 (Call 01/15/16)	14,925	16,156,313
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	10,200	10,557,000

		36,051,313
HOME BUILDERS — 1.13%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a,b]	10,150	10,784,375
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	8,400	8,904,000
Centex Corp.
6.50%, 05/01/16[a]	7,400	7,927,250
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	6,700	6,800,500
3.75%, 03/01/19 (Call 12/01/18)	8,000	8,020,000
5.75%, 08/15/23 (Call 05/15/23)[a]	6,600	7,012,500

Security	Principal (000s)	Value

K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	$8,600	$9,073,000
KB Home
4.75%, 05/15/19 (Call 02/15/19)[a]	7,224	7,178,850
7.00%, 12/15/21 (Call 09/15/21)[a]	7,350	7,846,125
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	7,750	7,905,000
4.75%, 12/15/17 (Call 09/15/17)	1,125	1,175,625
4.75%, 11/15/22 (Call 08/15/22)	9,950	9,800,750
12.25%, 06/01/17	7,325	8,991,437
Standard Pacific Corp.
8.38%, 05/15/18	8,875	10,250,625
8.38%, 01/15/21[a]	7,570	8,856,900
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	8,000	8,020,000
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	6,250	6,125,000
5.88%, 02/15/22 (Call 11/15/21)	6,280	6,751,000
8.91%, 10/15/17	5,300	6,187,750
TRI Pointe Holdings Inc.
4.38%, 06/15/19[b]	6,900	6,900,000
5.88%, 06/15/24[b]	7,000	7,140,000

		161,650,687
HOUSEHOLD PRODUCTS & WARES — 1.75%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a]	57,050	59,332,000
6.88%, 02/15/21 (Call 02/15/16)	16,900	17,998,500
7.13%, 04/15/19 (Call 01/20/15)	22,815	23,699,081

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

7.88%, 08/15/19 (Call 08/15/15)[a]	$24,360	$26,174,820
8.25%, 02/15/21 (Call 02/15/16)[a]	16,555	17,796,625
8.50%, 05/15/18 (Call 01/20/15)	16,160	16,766,000
9.00%, 04/15/19 (Call 01/20/15)	25,575	26,725,875
9.88%, 08/15/19 (Call 08/15/15)	38,471	42,005,331
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)[a]	8,760	9,285,600
6.63%, 11/15/22 (Call 11/15/17)[a]	8,730	9,384,750

		249,168,582
INSURANCE — 0.27%
Hartford Financial Services Group Inc. (The)
8.13%, 06/15/68 (Call 06/15/18)[d]	8,442	9,760,640
Hockey Merger Sub 2 Inc.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	14,450	15,064,125
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,d]	13,525	13,525,000

		38,349,765
INTERNET — 0.57%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	7,500	7,631,250
5.38%, 04/01/23 (Call 04/01/18)[a]	16,450	16,964,062
7.00%, 07/15/21 (Call 07/15/16)	13,704	14,937,360
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	7,700	7,546,000
4.88%, 11/30/18 (Call 11/30/14)[a]	8,100	8,343,000

Security	Principal (000s)	Value

Ymobile Corp.
8.25%, 04/01/18 (Call 04/01/15)[b]	$4,725	$5,014,170
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)[a]	11,402	12,200,140
10.13%, 07/01/20 (Call 07/01/16)[a]	7,725	8,632,688

		81,268,670
IRON & STEEL — 1.82%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	9,000	9,045,000
7.63%, 10/01/21 (Call 10/01/17)	8,550	8,592,750
ArcelorMittal
4.25%, 08/05/15[a]	1,200	1,227,000
4.25%, 03/01/16[a]	8,550	8,742,375
5.00%, 02/25/17	18,901	19,751,545
5.75%, 08/05/20[a]	14,078	14,957,875
6.00%, 03/01/21[a]	25,085	26,715,525
6.13%, 06/01/18[a]	25,900	27,842,500
6.75%, 02/25/22[a]	16,900	18,801,250
10.35%, 06/01/19	26,800	33,031,000
Commercial Metals Co.
6.50%, 07/15/17	6,378	6,838,419
7.35%, 08/15/18	8,100	8,985,432
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a,b]	12,955	13,408,425
5.25%, 04/15/23 (Call 04/15/18)[a]	6,950	7,271,438
5.50%, 10/01/24 (Call 10/01/19)[a,b]	8,450	8,914,750
6.13%, 08/15/19 (Call 08/15/16)	6,800	7,310,000
United States Steel Corp.
6.05%, 06/01/17[a]	7,384	7,911,077
7.00%, 02/01/18	9,000	9,922,500
7.38%, 04/01/20	10,950	12,226,964
7.50%, 03/15/22 (Call 03/15/17)	6,800	7,446,000

		258,941,825

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

LEISURE TIME — 0.06%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	$8,005	$8,310,865
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	142	152,650

		8,463,515
LODGING — 2.60%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	8,150	8,553,847
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[a]	16,350	12,344,250
9.00%, 02/15/20 (Call 02/15/16)[a]	21,136	15,958,475
9.00%, 02/15/20 (Call 02/15/16)	21,000	15,855,789
10.00%, 12/15/18 (Call 01/20/15)[a]	11,276	1,808,816
10.00%, 12/15/18 (Call 01/20/15)	48,605	7,560,585
10.75%, 02/01/16 (Call 01/20/15)[a]	8,250	1,632,295
11.25%, 06/01/17 (Call 01/20/15)	34,060	25,763,117
12.75%, 04/15/18 (Call 01/20/15)	10,645	1,916,100
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[b]	17,300	16,716,125
11.00%, 10/01/21 (Call 10/01/16)[a,b]	18,950	17,718,250
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[b]	9,625	8,941,807

Security	Principal (000s)	Value

Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	$8,350	$8,307,325
6.75%, 06/01/19 (Call 06/01/15)	8,770	9,143,300
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	24,100	25,305,000
MGM Resorts International
5.25%, 03/31/20[a]	9,200	9,430,000
6.63%, 12/15/21[a]	21,000	22,995,000
6.75%, 10/01/20[a]	17,400	19,140,000
7.50%, 06/01/16	9,920	10,664,000
7.63%, 01/15/17[a]	12,100	13,204,125
7.75%, 03/15/22	16,300	18,826,500
8.63%, 02/01/19[a]	15,312	17,838,480
10.00%, 11/01/16	7,850	8,890,125
11.38%, 03/01/18	8,320	10,150,400
Studio City Finance Ltd.
8.50%, 12/01/20 (Call 12/01/15)[b]	12,700	13,811,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	7,900	7,900,000
5.38%, 03/15/22 (Call 03/15/17)[a]	16,200	17,010,000
7.75%, 08/15/20 (Call 08/15/15)[a]	22,160	23,766,600

		371,151,561
MACHINERY — 0.86%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	13,600	14,348,000
Case New Holland Industrial Inc.
7.88%, 12/01/17	24,000	27,060,000
CNH Industrial Capital LLC
3.25%, 02/01/17	8,300	8,300,000
3.38%, 07/15/19[a,b]	8,200	7,984,750
3.63%, 04/15/18[a]	10,250	10,301,250

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

3.88%, 11/01/15[a]	$11,320	$11,475,650
6.25%, 11/01/16	8,170	8,701,050
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)	625	676,563
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	14,750	15,376,875
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	17,095	17,949,750

		122,173,888
MANUFACTURING — 0.99%
Bombardier Inc.
4.25%, 01/15/16[a,b]	10,925	11,184,469
4.75%, 04/15/19[a,b]	10,600	10,947,680
5.75%, 03/15/22[a,b]	8,300	8,466,000
6.00%, 10/15/22 (Call 04/15/17)[a,b]	20,000	20,636,000
6.13%, 01/15/23[a,b]	20,325	20,985,562
7.50%, 03/15/18[a,b]	11,050	12,210,250
7.75%, 03/15/20[a,b]	15,120	16,802,100
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[b]	16,675	16,091,375
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	22,545	23,897,700

		141,221,136
MEDIA — 8.72%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	9,375	9,328,125
7.75%, 07/15/21 (Call 07/15/16)	12,100	13,158,750
Cablevision Systems Corp.
5.88%, 09/15/22[a]	10,900	11,090,750
7.75%, 04/15/18	12,400	13,764,000
8.00%, 04/15/20[a]	8,550	9,811,125
8.63%, 09/15/17[a]	18,170	20,532,100

Security	Principal (000s)	Value

CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	$16,350	$16,288,687
5.25%, 03/15/21 (Call 03/15/16)[a]	7,900	7,998,750
5.25%, 09/30/22 (Call 09/30/17)[a]	20,150	20,351,500
5.75%, 09/01/23 (Call 03/01/18)[a]	7,550	7,738,750
5.75%, 01/15/24 (Call 07/15/18)[a]	17,042	17,468,050
6.50%, 04/30/21 (Call 04/30/15)	25,430	26,828,650
6.63%, 01/31/22 (Call 01/31/17)	12,450	13,228,125
7.00%, 01/15/19 (Call 01/20/15)	22,025	22,961,062
7.25%, 10/30/17 (Call 01/20/15)[a]	15,080	15,702,050
7.38%, 06/01/20 (Call 12/01/15)[a]	13,020	13,947,675
8.13%, 04/30/20 (Call 04/30/15)	11,250	11,925,000
CCOH Safari LLC
5.50%, 12/01/22 (Call 12/01/17)	3,740	3,777,400
5.75%, 12/01/24 (Call 12/01/19)	6,185	6,219,791
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	7,550	7,399,000
5.13%, 12/15/21 (Call 06/15/16)[a,b]	13,325	13,058,500
6.38%, 09/15/20 (Call 09/15/15)[b]	25,825	26,922,562
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	44,635	46,452,106

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Series A
7.63%, 03/15/20 (Call 03/15/15)[a]	$500	$527,500
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	32,480	34,510,000
CSC Holdings LLC
5.25%, 06/01/24[b]	12,350	12,350,000
6.75%, 11/15/21[a]	15,500	17,243,750
8.63%, 02/15/19[a]	9,014	10,580,183
DISH DBS Corp.
4.25%, 04/01/18[a]	19,750	20,260,105
4.63%, 07/15/17[a]	14,000	14,630,000
5.00%, 03/15/23[a]	25,325	25,293,344
5.13%, 05/01/20[a]	19,150	19,903,384
5.88%, 07/15/22[a]	31,900	33,814,000
6.75%, 06/01/21	33,730	37,355,975
7.13%, 02/01/16[a]	19,784	20,980,928
7.88%, 09/01/19	24,116	27,977,485
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	11,335	11,703,388
5.13%, 07/15/20 (Call 07/15/16)	9,450	9,804,375
6.38%, 10/15/23 (Call 10/15/18)	10,380	11,288,250
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	25,800	26,122,500
9.00%, 03/01/21 (Call 03/01/16)[a]	26,640	26,573,400
9.00%, 09/15/22 (Call 09/15/17)[a,b]	17,100	17,100,000
10.00%, 01/15/18 (Call 07/15/16)[a]	14,400	12,015,000
11.25%, 03/01/21 (Call 03/01/16)[a]	8,550	9,052,313
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	15,030	17,021,475
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[a]	13,000	14,690,000

Security	Principal (000s)	Value

Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/14)[b]	$12,350	$12,946,875
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	12,800	12,802,560
5.00%, 04/15/22 (Call 04/15/17)[a,b]	25,300	25,742,750
Numericable Group SA
4.88%, 05/15/19 (Call 05/15/16)[a,b]	38,000	38,095,000
6.00%, 05/15/22 (Call 05/15/17)[b]	67,700	69,561,750
6.25%, 05/15/24 (Call 05/15/19)[a,b]	25,750	26,522,500
Quebecor Media Inc.
5.75%, 01/15/23	14,100	14,523,000
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	9,150	9,218,625
5.63%, 08/01/24 (Call 08/01/19)[a,b]	8,800	8,690,000
6.13%, 10/01/22 (Call 10/01/17)[a]	8,275	8,564,625
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	8,650	8,585,125
4.63%, 05/15/23 (Call 05/15/18)[b]	8,025	7,704,000
5.75%, 08/01/21 (Call 08/01/16)[a,b]	9,225	9,547,875
5.88%, 10/01/20 (Call 10/01/16)[b]	10,650	11,209,125
6.00%, 07/15/24 (Call 07/15/19)[b]	26,400	27,588,000
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a,b]	4,525	4,423,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 01/15/23 (Call 01/15/18)[a,b]	15,900	16,615,500

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

7.50%, 03/15/19 (Call 03/15/15)[b]	$7,550	$7,946,375
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[b]	14,050	14,664,687
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	10,190	10,724,975
6.75%, 09/15/22 (Call 09/15/17)[b]	18,649	20,583,834
6.88%, 05/15/19 (Call 05/15/15)[a,b]	19,400	20,418,500
7.88%, 11/01/20 (Call 11/01/15)[b]	10,980	11,858,400
8.50%, 05/15/21 (Call 11/15/15)[a,b]	15,300	16,562,250
Videotron Ltd.
5.00%, 07/15/22	12,650	13,092,750
5.38%, 06/15/24 (Call 03/15/24)[b]	10,400	10,712,000
9.13%, 04/15/18 (Call 01/19/15)	1,829	1,888,443
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	13,600	14,926,000

		1,242,468,575
MINING — 2.05%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	16,400	17,199,500
5.40%, 04/15/21 (Call 01/15/21)[a]	16,724	18,270,970
5.55%, 02/01/17	2,500	2,682,250
5.72%, 02/23/19[a]	13,290	14,826,656
5.87%, 02/23/22[a]	12,090	13,465,238
6.15%, 08/15/20	16,750	18,948,437
6.75%, 07/15/18	10,665	12,118,106
Aleris International Inc.
7.63%, 02/15/18 (Call 01/20/15)[a]	9,150	9,401,625
7.88%, 11/01/20 (Call 11/01/15)[a]	7,900	8,156,750

Security	Principal (000s)	Value

First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	$18,223	$17,904,098
7.00%, 02/15/21 (Call 02/15/18)[a,b]	17,973	17,523,675
7.25%, 05/15/22 (Call 05/15/17)[b]	16,625	16,292,500
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	17,400	17,704,500
6.88%, 02/01/18 (Call 01/19/15)[a,b]	6,556	6,703,056
6.88%, 04/01/22 (Call 04/01/17)[a,b]	16,900	17,491,500
8.25%, 11/01/19 (Call 11/01/15)[a,b]	25,870	26,872,462
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	5,825	6,087,125
7.88%, 11/01/22 (Call 11/01/18)[b]	5,000	5,212,500
Novelis Inc.
8.38%, 12/15/17 (Call 01/20/15)[a]	18,693	19,534,185
8.75%, 12/15/20 (Call 12/15/15)[a]	23,240	25,360,650

		291,755,783
OFFICE & BUSINESS EQUIPMENT — 0.22%
CDW LLC/CDW Finance Corp.
6.00%, 08/15/22 (Call 08/15/17)[a]	11,300	11,921,500
8.50%, 04/01/19 (Call 04/01/15)[a]	17,616	18,761,040

		30,682,540
OIL & GAS — 9.53%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[b]	11,000	9,611,213
7.38%, 11/01/21 (Call 07/31/17)[b]	9,428	8,235,835

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[a,b]	$18,100	$18,018,117
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	16,200	16,383,627
6.00%, 12/01/20 (Call 12/01/15)	9,450	9,828,000
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 05/01/22 (Call 05/01/17)[b]	11,250	12,073,990
7.38%, 04/15/21 (Call 04/15/16)	8,350	9,115,748
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)[a]	9,750	9,017,905
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	13,250	12,854,637
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[b]	9,500	9,583,125
5.50%, 09/15/21 (Call 06/15/21)[b]	5,550	5,674,875
6.00%, 11/15/24 (Call 08/15/24)[b]	13,675	13,999,781
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	15,175	14,643,875
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[a]	9,700	9,578,750
8.25%, 09/01/21 (Call 09/01/16)	6,870	6,973,050
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 01/20/15)[a]	8,775	8,805,621
4.88%, 04/15/22 (Call 04/15/17)[a]	21,250	21,770,912

Security	Principal (000s)	Value

5.38%, 06/15/21 (Call 06/15/16)[a]	$13,850	$14,410,755
5.75%, 03/15/23[a]	18,300	20,109,495
6.13%, 02/15/21	17,580	19,539,950
6.50%, 08/15/17	10,540	11,458,452
6.63%, 08/15/20[a]	23,600	26,633,114
6.88%, 11/15/20[a]	7,176	8,210,087
7.25%, 12/15/18[a]	11,245	12,858,448
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	11,325	11,526,057
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	9,700	10,252,340
5.50%, 04/01/23 (Call 10/01/17)	24,083	25,505,925
6.50%, 01/15/22 (Call 01/15/17)[a]	9,680	10,406,000
7.00%, 01/15/21 (Call 01/15/16)	8,517	9,186,239
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)[a]	19,800	18,218,946
5.50%, 05/01/22 (Call 05/01/17)[a]	21,575	21,280,467
6.38%, 08/15/21 (Call 08/15/16)	5,480	5,705,237
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a,b]	9,150	7,323,953
7.50%, 12/15/21 (Call 12/15/16)[a]	8,590	7,163,076
9.25%, 12/15/17 (Call 12/15/14)[a]	12,000	11,741,123
EP Energy LLC/Everest Acquisition Finance Inc.
Series WI
6.88%, 05/01/19 (Call 05/01/15)[a]	12,450	13,006,605
9.38%, 05/01/20 (Call 05/01/16)[a]	32,715	35,976,685
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 02/15/15)[a]	9,200	8,947,000

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

EXCO Resources Inc.
7.50%, 09/15/18 (Call 01/20/15)[a]	$13,485	$11,919,633
8.50%, 04/15/22 (Call 04/15/17)[a]	7,825	6,875,130
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	22,300	18,445,436
9.25%, 02/15/22 (Call 08/15/17)[a]	6,400	5,307,976
9.75%, 07/15/20 (Call 07/15/16)	17,795	15,011,056
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b]	6,850	4,344,643
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	8,425	8,082,418
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	17,000	14,960,000
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)	6,600	6,700,436
8.13%, 12/01/19 (Call 12/01/15)[a]	13,259	14,273,254
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	7,525	7,468,562
7.38%, 05/01/22 (Call 05/01/17)[a]	8,400	8,822,662
9.50%, 02/15/19 (Call 02/15/15)	9,025	9,584,503
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	29,250	27,055,326
6.50%, 05/15/19 (Call 05/15/15)[a]	21,100	19,882,192
6.50%, 09/15/21 (Call 09/15/17)	11,575	10,568,238
7.75%, 02/01/21 (Call 09/15/15)	17,260	17,039,074

Security	Principal (000s)	Value

8.63%, 04/15/20 (Call 04/15/15)	$22,995	$23,163,558
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	13,250	13,015,789
6.50%, 03/15/21 (Call 03/15/15)[a,b]	13,200	13,137,564
7.00%, 03/31/24 (Call 09/30/18)[a,b]	16,325	16,434,046
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[b]	10,100	9,169,428
7.63%, 05/01/21 (Call 05/01/17)	10,000	9,649,895
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	11,700	10,077,504
10.75%, 10/01/20 (Call 10/01/16)[a]	9,664	8,730,911
Newfield Exploration Co.
5.63%, 07/01/24	15,300	16,561,214
5.75%, 01/30/22[a]	11,300	12,288,569
6.88%, 02/01/20 (Call 02/01/15)	11,085	11,526,635
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	6,850	7,089,750
6.88%, 03/15/22 (Call 09/15/17)	17,675	18,602,937
6.88%, 01/15/23 (Call 07/15/17)[a]	6,000	6,270,000
7.25%, 02/01/19 (Call 02/01/15)[a]	5,965	6,143,950
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	13,325	11,024,880
7.50%, 11/01/19 (Call 11/01/15)[a]	18,800	16,079,114

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	$11,775	$10,624,968
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[b]	8,075	7,913,500
Paragon Offshore PLC
6.75%, 07/15/22 (Call 07/15/18)[a,b]	7,925	6,300,375
7.25%, 08/15/24 (Call 08/15/19)[a,b]	9,400	7,285,000
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	13,850	13,573,000
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	4,537	4,264,780
6.63%, 11/15/20 (Call 11/15/15)	11,020	11,323,193
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	14,000	14,315,000
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	8,750	8,528,284
5.38%, 10/01/22 (Call 07/01/22)	7,960	7,868,662
6.88%, 03/01/21[a]	10,600	11,440,795
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	10,300	10,840,271
5.00%, 03/15/23 (Call 03/15/18)[a]	12,250	12,909,598
5.75%, 06/01/21 (Call 06/01/16)[a]	8,500	9,010,000
6.75%, 08/01/20 (Call 08/01/15)	8,250	8,725,936
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)[a]	10,390	10,157,356
5.88%, 06/01/22 (Call 12/01/17)[a]	11,160	10,852,693

Security	Principal (000s)	Value

5.88%, 06/01/24 (Call 06/01/19)	$7,500	$7,177,762
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	35,630	26,343,931
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a,b]	21,050	20,042,174
7.75%, 06/15/21 (Call 06/15/17)	8,250	8,620,696
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	18,520	16,760,507
7.50%, 02/15/23 (Call 08/15/17)	13,381	12,109,805
8.13%, 10/15/22 (Call 04/15/17)[a]	14,000	12,765,948
8.75%, 01/15/20 (Call 01/15/15)[a]	7,475	6,982,827
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)[b]	8,365	7,904,846
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[a]	11,360	11,218,000
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	8,425	7,919,500
6.50%, 01/01/23 (Call 07/01/17)	6,327	6,535,587
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	4,200	4,316,135
5.38%, 10/01/22 (Call 10/01/17)[a]	8,175	8,410,978
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a,b]	11,200	10,584,000
6.25%, 04/15/22 (Call 04/15/17)[a,b]	10,350	9,467,145
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[a,b]	8,070	8,009,475

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

6.13%, 10/01/24 (Call 10/01/19)[a,b]	$14,650	$13,844,250
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	17,550	18,164,250
5.75%, 03/15/21 (Call 12/15/20)	18,983	20,121,980
WPX Energy Inc.
5.25%, 01/15/17[a]	6,530	6,816,341
5.25%, 09/15/24 (Call 06/15/24)	8,720	8,524,629
6.00%, 01/15/22 (Call 10/15/21)[a]	17,795	18,722,273

		1,358,231,748
OIL & GAS SERVICES — 0.28%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,360	9,144,800
6.88%, 01/15/22 (Call 07/15/17)[a,b]	7,925	6,379,625
7.75%, 05/15/17 (Call 01/19/15)	1,912	1,854,640
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	7,600	7,954,825
7.13%, 12/15/21 (Call 12/15/16)	12,760	13,877,357

		39,211,247
PACKAGING & CONTAINERS — 1.43%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,796	13,819,680
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	7,050	6,979,500
6.25%, 01/31/19 (Call 01/31/16)[a,b]	6,525	6,557,625
6.75%, 01/31/21 (Call 01/31/17)[a,b]	6,700	6,901,000

Security	Principal (000s)	Value

Ball Corp.
4.00%, 11/15/23[a]	$18,750	$18,000,000
5.00%, 03/15/22[a]	12,946	13,528,570
5.75%, 05/15/21 (Call 11/15/15)[a]	7,050	7,384,875
6.75%, 09/15/20 (Call 03/15/15)[a]	7,980	8,379,000
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[a]	8,500	8,542,500
9.75%, 01/15/21 (Call 01/15/16)[a]	16,165	18,023,975
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	10,500	10,526,250
6.00%, 06/15/17 (Call 06/15/16)[b]	11,350	11,378,375
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	12,265	13,000,900
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	17,100	16,800,750
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[a,b]	7,400	7,622,000
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,500	7,198,750
8.13%, 09/15/19 (Call 09/15/15)[a,b]	12,460	13,503,525
8.38%, 09/15/21 (Call 09/15/16)[b]	13,220	14,971,650

		203,118,925
PHARMACEUTICALS — 1.51%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	11,075	11,158,062

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	$10,500	$10,276,875
7.00%, 07/15/19 (Call 07/15/15)[a,b]	7,475	7,867,438
7.00%, 12/15/20 (Call 12/15/15)[b]	1,370	1,445,350
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[b]	16,175	16,579,375
NBTY Inc.
9.00%, 10/01/18 (Call 01/20/15)	12,125	12,594,844
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[a,b]	14,450	14,323,562
6.38%, 10/15/20 (Call 10/15/16)[a,b]	33,950	34,798,750
6.75%, 08/15/18 (Call 08/15/15)[a,b]	28,988	30,835,985
6.75%, 08/15/21 (Call 02/15/16)[a,b]	10,520	10,901,350
6.88%, 12/01/18 (Call 12/01/14)[b]	15,200	15,751,000
7.00%, 10/01/20 (Call 10/01/15)[a,b]	10,735	11,244,912
7.25%, 07/15/22 (Call 07/15/16)[b]	7,950	8,377,313
7.50%, 07/15/21 (Call 07/15/16)[b]	27,600	29,566,500

		215,721,316
PIPELINES — 4.24%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)[a]	23,700	24,776,885
4.88%, 03/15/24 (Call 03/15/19)[a]	10,897	11,399,996
5.88%, 04/15/21 (Call 04/15/15)[a]	11,689	12,314,851

Security	Principal (000s)	Value

6.13%, 07/15/22 (Call 01/15/17)[a]	$11,770	$12,760,753
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	6,900	6,905,951
5.88%, 08/01/23 (Call 02/01/18)	10,225	10,622,058
6.63%, 10/01/20 (Call 10/01/16)	8,300	8,834,885
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	7,865	7,982,975
6.13%, 03/01/22 (Call 11/01/16)	9,369	9,452,009
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,b,d]	9,061	8,937,229
Energy Transfer Equity LP
5.88%, 01/15/24	18,725	19,661,250
7.50%, 10/15/20[a]	18,530	21,355,825
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16[a]	11,745	12,247,937
6.00%, 01/15/18[b]	12,740	13,918,213
Kinder Morgan Inc./DE
5.00%, 02/15/21 (Call 01/15/21)[a,b]	14,375	15,219,531
5.63%, 11/15/23 (Call 08/15/23)[a,b]	12,450	13,632,750
7.00%, 06/15/17[a]	11,809	13,107,990
7.25%, 06/01/18	7,300	8,298,348
8.25%, 02/15/16[a]	2,300	2,485,688
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[a]	17,050	17,433,814
5.50%, 02/15/23 (Call 08/15/17)[a]	12,075	12,833,917
6.25%, 06/15/22 (Call 12/15/16)	7,591	8,213,047

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

6.75%, 11/01/20 (Call 11/01/15)	$7,965	$8,438,941
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	19,990	20,056,601
9.63%, 06/01/19 (Call 06/01/15)[a,b]	8,900	9,482,291
NuStar Logistics LP
4.80%, 09/01/20	7,518	7,477,469
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[a]	10,000	9,894,366
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 05/15/21 (Call 05/15/16)	3,725	3,952,920
8.38%, 06/01/20 (Call 06/01/16)	675	745,875
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	11,450	11,280,334
5.00%, 10/01/22 (Call 07/01/22)	11,125	11,291,875
5.50%, 04/15/23 (Call 10/15/17)[a]	12,529	12,967,515
5.75%, 09/01/20 (Call 06/01/20)[a]	6,650	7,075,424
5.88%, 03/01/22 (Call 12/01/21)[a]	16,035	17,157,450
6.50%, 07/15/21 (Call 07/15/16)[a]	8,000	8,489,494
6.88%, 12/01/18 (Call 12/01/14)[a]	10,319	10,705,963
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	12,440	12,968,700
6.00%, 01/15/19[b]	9,175	9,633,750
6.85%, 07/15/18[a,b]	9,200	9,844,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	32,385	33,923,288

Security	Principal (000s)	Value

5.63%, 04/15/23[a]	$16,000	$16,602,650
5.63%, 04/15/23 (Call 01/15/23)[b]	8,100	8,405,091
5.75%, 05/15/24[b]	31,570	32,717,383
6.25%, 03/15/22[a,b]	15,550	16,702,768
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	10,500	10,386,955
5.25%, 05/01/23 (Call 11/01/17)[a]	8,300	8,705,128
6.88%, 02/01/21 (Call 02/01/16)	8,100	8,721,142
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	1,675	1,721,063
5.88%, 10/01/20 (Call 10/01/16)[a]	10,550	10,792,578
6.13%, 10/15/21 (Call 10/15/16)	7,950	8,147,622
6.25%, 10/15/22 (Call 10/15/18)[b]	3,030	3,129,075

		603,813,613
REAL ESTATE — 0.27%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	12,340	12,648,500
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[a,b]	9,677	10,467,789
7.88%, 02/15/19 (Call 02/15/15)[a,b]	950	998,687
Realogy Group LLC/Realogy Co- Issuer Corp.
4.50%, 04/15/19[a,b]	7,300	7,309,125
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	6,750	6,817,500

		38,241,601

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 0.46%
Crown Castle International Corp.
4.88%, 04/15/22[a]	$14,479	$14,587,593
5.25%, 01/15/23	28,075	28,706,687
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	9,400	9,329,500
5.00%, 07/01/19 (Call 07/01/16)	12,975	12,942,563
MPT Operating Partnership LP / MPT Finance Corp.
6.88%, 05/01/21 (Call 05/01/16)	175	188,125

		65,754,468
RETAIL — 2.99%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	21,445	21,773,108
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	9,150	9,789,907
7.00%, 05/20/22 (Call 05/20/17)[a]	15,410	16,580,707
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	7,480	7,882,577
Best Buy Co. Inc.
5.00%, 08/01/18[a]	7,706	7,937,180
5.50%, 03/15/21 (Call 12/15/20)[a]	10,600	10,865,000
Burger King Corp.
9.88%, 10/15/18 (Call 12/12/14)	8,960	9,441,600
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	6,455	5,535,163
9.00%, 03/15/19 (Call 03/15/15)[b]	18,250	18,615,000

Security	Principal (000s)	Value

Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	$8,200	$8,261,360
6.75%, 01/15/22 (Call 11/15/16)	8,200	8,252,587
J.C. Penney Corp. Inc.
5.65%, 06/01/20[a]	6,150	5,104,500
8.13%, 10/01/19[a]	6,625	6,360,000
L Brands Inc.
5.63%, 02/15/22[a]	17,033	18,310,475
5.63%, 10/15/23[a]	7,500	8,062,500
6.63%, 04/01/21[a]	18,020	20,407,650
6.90%, 07/15/17[a]	10,512	11,720,880
7.00%, 05/01/20[a]	6,110	6,934,850
8.50%, 06/15/19[a]	8,050	9,599,625
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	9,275	9,344,563
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	15,550	16,521,875
Party City Holdings Inc. Series WI
8.88%, 08/01/20 (Call 08/01/15)[a]	11,650	12,669,375
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 01/20/15)[a,b]	9,250	9,654,688
QVC Inc.
3.13%, 04/01/19[a]	5,730	5,757,691
4.38%, 03/15/23[a]	13,025	12,941,645
4.45%, 02/15/25[b]	10,000	9,685,378
4.85%, 04/01/24	9,275	9,378,798
5.13%, 07/02/22[a]	8,865	9,298,982
7.38%, 10/15/20 (Call 04/15/15)[b]	7,814	8,243,770
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	13,816	14,783,120
8.00%, 08/15/20 (Call 08/15/15)[a]	9,950	10,733,563
9.25%, 03/15/20 (Call 03/15/16)[a]	15,950	17,620,762

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	$13,200	$14,058,000
6.88%, 11/15/19 (Call 11/15/15)[a]	13,900	14,873,000
Sears Holdings Corp.
6.63%, 10/15/18[a]	14,995	13,907,862
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	8,150	8,105,530
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	5,890	4,590,519
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 01/20/15)[a]	12,225	12,255,563

		425,859,353
SEMICONDUCTORS — 1.20%
Advanced Micro Devices Inc.
6.75%, 03/01/19	11,700	11,056,500
7.00%, 07/01/24 (Call 07/01/19)[a]	8,625	7,611,563
7.50%, 08/15/22[a]	7,750	7,168,750
7.75%, 08/01/20 (Call 08/01/15)[a]	7,950	7,612,125
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	8,575	8,575,000
6.63%, 06/01/21 (Call 06/01/15)[a]	6,125	6,201,563
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[b]	8,000	7,900,000
6.00%, 01/15/22 (Call 11/15/16)[a,b]	15,090	15,542,700
8.05%, 02/01/20 (Call 06/01/15)[a]	1,061	1,119,355
10.75%, 08/01/20 (Call 08/01/15)[a]	8,480	9,285,600

Security	Principal (000s)	Value

Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[b]	$19,735	$19,932,350
5.88%, 02/15/22 (Call 02/15/17)[a,b]	8,850	9,292,500
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	7,500	7,593,750
3.75%, 06/01/18[b]	11,775	11,833,875
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,603,937
5.75%, 03/15/23 (Call 03/15/18)[a,b]	7,150	7,543,250
Sensata Technologies BV
4.88%, 10/15/23[b]	7,873	7,853,317
5.63%, 11/01/24[a,b]	2,280	2,405,400
6.50%, 05/15/19 (Call 05/15/15)[a,b]	11,450	11,979,562

		171,111,097
SHIPBUILDING — 0.15%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)	9,835	10,277,575
7.13%, 03/15/21 (Call 03/15/16)[a]	9,860	10,599,500

		20,877,075
SOFTWARE — 2.42%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	24,100	25,606,250
6.13%, 09/15/23 (Call 09/15/18)[a,b]	12,875	13,937,187
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	22,675	23,978,812
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	27,625	26,658,125
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a,b]	23,602	25,372,150
7.38%, 06/15/19 (Call 06/15/15)[a,b]	26,000	27,495,000

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

8.25%, 01/15/21 (Call 01/15/16)[b]	$31,952	$34,588,040
8.88%, 08/15/20 (Call 08/15/15)[a,b]	7,350	7,947,188
10.63%, 06/15/21 (Call 04/15/16)	8,946	10,287,900
11.25%, 01/15/21 (Call 01/15/16)	8,855	10,183,250
11.75%, 08/15/21 (Call 05/15/16)[a]	26,985	31,603,950
12.63%, 01/15/21 (Call 01/15/16)[a]	50,232	60,745,558
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	1,050	1,089,375
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)	17,050	18,584,500
11.50%, 07/15/18 (Call 07/15/15)	9,320	10,310,250
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	16,800	16,842,000

		345,229,535
STORAGE & WAREHOUSING — 0.20%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	15,750	16,340,625
10.75%, 10/15/19 (Call 10/15/16)[b]	12,550	12,361,750

		28,702,375
TELECOMMUNICATIONS — 13.57%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	10,750	10,884,375
6.75%, 11/15/20 (Call 11/15/16)[a,b]	16,480	17,015,600
8.88%, 01/01/20 (Call 07/01/16)[b]	8,500	9,307,500
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	14,500	14,935,000

Security	Principal (000s)	Value

7.88%, 12/15/19 (Call 12/15/15)[b]	$7,550	$8,050,188
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	6,800	7,123,000
9.88%, 12/15/20 (Call 12/15/16)[a,b]	7,750	8,680,000
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a,b]	46,700	48,859,875
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	16,540	16,250,550
10.50%, 03/01/21 (Call 03/01/17)[a,b]	22,995	20,120,625
CenturyLink Inc.
5.80%, 03/15/22[a]	21,209	22,428,517
6.00%, 04/01/17	8,600	9,266,500
6.45%, 06/15/21	20,400	22,338,000
Series V
5.63%, 04/01/20[a]	16,755	17,718,412
Series W
6.75%, 12/01/23[a]	12,900	14,319,000
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	11,344	12,123,900
8.75%, 03/15/18 (Call 01/20/15)[a]	2,149	2,224,215
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	9,650	9,650,000
5.50%, 06/15/24 (Call 06/15/19)[a,b]	11,205	11,289,038
Embarq Corp.
7.08%, 06/01/16	15,250	16,490,438
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	13,850	14,300,125
6.88%, 01/15/25 (Call 10/15/24)	12,175	12,372,844
7.13%, 03/15/19[a]	6,650	7,348,250
7.13%, 01/15/23	15,240	16,211,550
7.63%, 04/15/24[a]	12,600	13,497,750

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

8.13%, 10/01/18	$10,580	$11,981,850
8.25%, 04/15/17[a]	9,070	10,181,075
8.50%, 04/15/20[a]	18,930	21,816,825
8.75%, 04/15/22	9,110	10,522,050
9.25%, 07/01/21	7,450	8,865,500
Hughes Satellite Systems Corp.
6.50%, 06/15/19	17,820	19,379,250
7.63%, 06/15/21	15,090	16,787,625
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	14,925	14,925,000
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	32,185	32,265,462
6.63%, 12/15/22 (Call 12/15/17)[a]	20,100	21,155,250
7.25%, 04/01/19 (Call 04/01/15)[a]	26,813	28,153,650
7.25%, 10/15/20 (Call 10/15/15)	39,770	42,454,475
7.50%, 04/01/21 (Call 04/01/16)	18,265	19,726,200
8.50%, 11/01/19 (Call 11/01/14)	2,025	2,106,000
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)	9,800	10,143,000
7.75%, 06/01/21 (Call 06/01/17)[a]	32,925	34,324,312
8.13%, 06/01/23 (Call 06/01/18)[a]	16,650	17,773,875
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,d]	10,350	10,841,625
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)[a]	8,550	9,223,313
Level 3 Escrow II Inc.
5.38%, 08/15/22 (Call 08/15/17)[a,b]	15,150	15,415,125
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a,b]	10,525	11,077,563

Security	Principal (000s)	Value

7.00%, 06/01/20 (Call 06/01/16)	$14,000	$15,015,000
8.13%, 07/01/19 (Call 07/01/15)	17,950	19,206,500
8.63%, 07/15/20 (Call 01/15/16)	15,795	17,374,500
9.38%, 04/01/19 (Call 04/01/15)	7,912	8,455,950
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	8,278	8,195,220
6.63%, 10/15/21 (Call 10/15/17)[b]	16,010	17,130,700
Nokia OYJ
5.38%, 05/15/19[a]	16,650	17,929,839
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)	6,135	6,480,094
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	12,892	12,666,390
5.63%, 10/01/19 (Call 10/01/16)	7,300	7,628,500
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	12,157	12,704,065
SoftBank Corp.
4.50%, 04/15/20[a,b]	38,900	39,335,680
Sprint Communications Inc.
6.00%, 12/01/16[a]	32,600	34,556,000
6.00%, 11/15/22[a]	37,600	37,553,000
7.00%, 03/01/20[a,b]	17,450	19,413,125
7.00%, 08/15/20	26,250	27,759,375
8.38%, 08/15/17[a]	22,020	24,855,075
9.00%, 11/15/18[a,b]	50,720	59,596,000
9.13%, 03/01/17[a]	15,250	17,232,500
11.50%, 11/15/21	15,264	19,614,240
Sprint Corp.
7.13%, 06/15/24[a,b]	41,600	42,744,000
7.25%, 09/15/21[b]	37,100	39,326,000
7.88%, 09/15/23[a,b]	68,000	73,270,000

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)[a]	$6,650	$6,916,000
6.00%, 03/01/23 (Call 09/01/18)	4,080	4,202,400
6.13%, 01/15/22 (Call 01/15/18)	18,500	19,332,500
6.25%, 04/01/21 (Call 04/01/17)	31,600	33,101,000
6.38%, 03/01/25 (Call 09/01/19)	26,170	26,955,100
6.46%, 04/28/19 (Call 04/28/15)[a]	20,850	21,788,250
6.50%, 01/15/24 (Call 01/15/19)[a]	17,675	18,514,562
6.54%, 04/28/20 (Call 04/28/16)[a]	23,525	24,965,906
6.63%, 11/15/20 (Call 11/15/15)	15,020	15,883,650
6.63%, 04/28/21 (Call 04/28/17)[a]	21,325	22,497,875
6.63%, 04/01/23 (Call 04/01/18)	30,483	32,311,980
6.73%, 04/28/22 (Call 04/28/17)	26,129	27,631,417
6.84%, 04/28/23 (Call 04/28/18)[a]	9,825	10,439,063
Telecom Italia Capital SA
7.00%, 06/04/18[a]	18,340	20,540,800
7.18%, 06/18/19	16,250	18,494,016
Telecom Italia SpA
5.30%, 05/30/24[a,b]	28,050	28,470,750
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)	13,450	14,694,125
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[a,b]	15,400	16,189,250
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	12,070	13,322,262
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	13,260	14,453,400

Security	Principal (000s)	Value

Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[a,b]	$6,250	$6,515,625
6.38%, 04/15/23 (Call 04/15/18)[a,b]	8,650	9,212,250
Virgin Media Secured Finance PLC
5.25%, 01/15/21	7,800	8,073,000
5.38%, 04/15/21 (Call 04/15/17)[b]	14,250	14,748,750
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,450	7,710,750
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	16,775	16,271,750
7.88%, 01/15/19 (Call 11/15/14)	5,677	5,907,657
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	33,350	32,432,875
6.50%, 04/30/20 (Call 04/30/16)[b]	9,625	9,985,938
7.38%, 04/23/21 (Call 04/23/17)[a,b]	43,300	42,001,000
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	11,850	11,938,875
7.50%, 06/01/22 (Call 06/01/17)[a]	7,500	7,987,500
7.50%, 04/01/23 (Call 04/01/16)[a]	9,450	9,946,125
7.75%, 10/15/20 (Call 10/15/15)	10,715	11,438,262
7.75%, 10/01/21 (Call 10/01/16)[a]	16,600	17,762,000
7.88%, 11/01/17	18,827	20,992,105

		1,933,594,798
TRANSPORTATION — 0.31%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	15,740	16,919,271

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

October 31, 2014

Security	Principal or Shares (000s)	Value
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	$15,681	$16,190,633
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	11,100	11,155,500

		44,265,404

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,919,705,700)		13,905,478,590

SHORT-TERM INVESTMENTS — 16.20%

MONEY MARKET FUNDS — 16.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	1,920,282	1,920,282,045
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	184,128	184,127,788
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	203,468	203,468,101

		2,307,877,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,307,877,934)		2,307,877,934

TOTAL INVESTMENTS IN SECURITIES —113.81%
(Cost: $16,227,583,634)		16,213,356,524
Other Assets, Less Liabilities — (13.81)%		(1,966,932,225)

NET ASSETS — 100.00%		$14,246,424,299

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.01%

ADVERTISING — 0.22%
Omnicom Group Inc.
3.63%, 05/01/22	$9,069	$9,276,326
3.65%, 11/01/24 (Call 08/01/24)	1,635	1,628,020
4.45%, 08/15/20	14,195	15,356,361
WPP Finance 2010
3.75%, 09/19/24	4,000	3,984,620
4.75%, 11/21/21	8,875	9,702,308

		39,947,635
AEROSPACE & DEFENSE — 1.34%
Boeing Co. (The)
4.88%, 02/15/20[a]	4,277	4,836,084
General Dynamics Corp.
1.00%, 11/15/17	1,900	1,886,156
2.25%, 11/15/22 (Call 08/15/22)	16,580	15,872,115
L-3 Communications Corp.
4.75%, 07/15/20	8,023	8,703,481
5.20%, 10/15/19	10,215	11,300,313
Lockheed Martin Corp.
3.35%, 09/15/21	18,839	19,547,258
4.07%, 12/15/42	10,000	9,799,873
4.25%, 11/15/19	1,872	2,046,670
Northrop Grumman Corp.
1.75%, 06/01/18	5,097	5,057,611
3.25%, 08/01/23	12,595	12,583,598
4.75%, 06/01/43	7,750	8,211,290
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,319	1,279,503
3.13%, 10/15/20	21,677	22,609,610
United Technologies Corp.
3.10%, 06/01/22[a]	26,118	26,564,043
4.50%, 04/15/20	6,015	6,701,372
4.50%, 06/01/42	38,589	41,478,811
5.38%, 12/15/17	10,888	12,211,151
5.70%, 04/15/40	5,996	7,421,516
6.13%, 02/01/19	6,888	8,065,689
6.13%, 07/15/38	11,936	15,648,768

		241,824,912

Security	Principal (000s)	Value

AGRICULTURE — 1.54%
Altria Group Inc.
2.85%, 08/09/22	$9,065	$8,799,337
4.00%, 01/31/24[a]	14,237	14,735,194
4.25%, 08/09/42[a]	12,183	11,412,012
4.75%, 05/05/21[a]	21,353	23,518,025
5.38%, 01/31/44[a]	13,923	15,392,520
9.25%, 08/06/19	8,508	11,067,786
9.70%, 11/10/18	19,589	25,249,426
Archer-Daniels-Midland Co.
4.48%, 03/01/21	8,955	9,864,429
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	10,651	12,543,946
8.13%, 06/23/19	4,224	5,172,347
Philip Morris International Inc.
1.88%, 01/15/19	9,100	9,075,748
2.50%, 08/22/22	12,266	11,882,843
2.90%, 11/15/21[a]	9,671	9,753,652
3.88%, 08/21/42[a]	4,430	4,140,810
4.13%, 03/04/43[a]	8,095	7,866,009
4.38%, 11/15/41	8,934	9,022,433
4.50%, 03/26/20[a]	9,614	10,673,926
4.88%, 11/15/43[a]	6,107	6,660,090
5.65%, 05/16/18[a]	21,096	23,845,699
6.38%, 05/16/38	21,810	28,017,824
Reynolds American Inc.
3.25%, 11/01/22[a]	6,149	5,999,828
4.75%, 11/01/42	14,045	13,695,308

		278,389,192
AUTO MANUFACTURERS — 0.87%
American Honda Finance Corp.
2.13%, 10/10/18	13,290	13,381,635
2.25%, 08/15/19	5,000	5,015,500
Daimler Finance North America LLC
8.50%, 01/18/31	16,394	24,822,490
Ford Motor Co.
4.75%, 01/15/43[a]	19,748	20,207,254
7.45%, 07/16/31[a]	18,512	24,804,308
Toyota Motor Credit Corp.
2.00%, 10/24/18	18,660	18,794,311
2.10%, 01/17/19[a]	5,250	5,279,179
2.13%, 07/18/19	4,850	4,852,919

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

3.30%, 01/12/22	$14,853	$15,463,983
3.40%, 09/15/21	14,421	15,039,545
4.25%, 01/11/21	4,000	4,378,983
Series B
4.50%, 06/17/20	5,304	5,890,688

		157,930,795
AUTO PARTS & EQUIPMENT — 0.01%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	1,000	1,070,000

		1,070,000
BANKS — 26.55%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	11,602	11,545,302
3.05%, 08/23/18	8,285	8,626,877
4.00%, 03/13/24	6,590	6,805,434
Australia & New Zealand Banking Group Ltd./New York NY
1.88%, 10/06/17[a]	5,000	5,063,697
2.25%, 06/13/19[a]	15,000	15,042,108
Bank of America Corp.
2.00%, 01/11/18[a]	20,545	20,580,498
2.60%, 01/15/19	31,099	31,430,941
2.65%, 04/01/19[a]	22,182	22,405,737
3.30%, 01/11/23	31,209	30,908,735
4.00%, 04/01/24[a]	25,861	26,728,249
4.10%, 07/24/23	22,687	23,752,779
4.13%, 01/22/24[a]	21,391	22,250,270
4.20%, 08/26/24[a]	17,224	17,368,466
4.25%, 10/22/26	7,000	6,946,488
4.88%, 04/01/44	9,183	9,830,657
5.00%, 05/13/21	9,650	10,702,868
5.00%, 01/21/44	15,460	16,902,081
5.63%, 07/01/20	25,685	29,192,834
5.65%, 05/01/18	33,790	37,738,155
5.70%, 01/24/22	24,569	28,285,022
5.75%, 12/01/17	26,440	29,457,444
5.88%, 01/05/21	14,675	16,986,577
5.88%, 02/07/42	19,138	23,175,454
6.11%, 01/29/37	17,270	20,276,436
6.88%, 04/25/18	46,345	53,683,643

Security	Principal (000s)	Value

6.88%, 11/15/18[a]	$1,363	$1,594,250
7.63%, 06/01/19[a]	20,440	24,825,915
7.75%, 05/14/38	12,168	16,949,974
Bank of America N.A.
6.00%, 10/15/36	6,895	8,377,277
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)[a]	12,032	11,904,608
2.38%, 01/25/19 (Call 12/25/18)[a]	9,450	9,554,196
2.55%, 11/06/22 (Call 10/06/22)	9,000	8,662,380
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	5,668	5,678,804
2.20%, 05/15/19 (Call 04/15/19)[a]	5,941	5,963,173
2.30%, 09/11/19 (Call 08/11/19)	12,430	12,464,437
3.55%, 09/23/21 (Call 08/23/21)	17,280	17,945,715
3.65%, 02/04/24 (Call 01/05/24)	6,000	6,189,136
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	3,500	3,485,665
1.45%, 04/25/18[a]	22,053	21,823,649
2.05%, 10/30/18	13,500	13,534,000
2.05%, 06/05/19	20,245	20,144,330
2.80%, 07/21/21	3,000	3,002,792
4.38%, 01/13/21	3,424	3,776,643
Barclays Bank PLC
2.50%, 02/20/19[a]	26,616	26,791,953
3.75%, 05/15/24	20,300	20,562,375
5.13%, 01/08/20	10,705	12,020,960
5.14%, 10/14/20[a]	17,734	19,231,055
6.75%, 05/22/19	19,664	23,335,239
Barclays PLC
4.38%, 09/11/24	8,000	7,764,161
BNP Paribas SA
2.40%, 12/12/18	15,895	16,019,196
2.45%, 03/17/19[a]	8,000	8,083,646

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

2.70%, 08/20/18	$7,780	$7,955,416
3.25%, 03/03/23[a]	12,625	12,668,643
4.25%, 10/15/24	10,000	10,049,750
5.00%, 01/15/21	31,740	35,557,300
BPCE SA
2.50%, 12/10/18	24,750	24,949,807
2.50%, 07/15/19	4,250	4,260,689
4.00%, 04/15/24[a]	9,650	9,974,046
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)[a]	15,500	15,750,742
3.80%, 10/30/26 (Call 09/30/26)	7,300	7,399,160
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	8,358	8,351,361
3.75%, 04/24/24 (Call 03/24/24)	19,360	19,626,998
4.75%, 07/15/21	10,547	11,590,864
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	11,525	11,514,146
2.95%, 07/23/21	25,240	25,351,818
Citigroup Inc.
1.75%, 05/01/18[a]	12,659	12,561,774
2.50%, 09/26/18[a]	13,869	14,030,302
2.50%, 07/29/19	11,736	11,792,586
2.55%, 04/08/19	17,860	18,025,250
3.38%, 03/01/23[a]	17,648	17,653,993
3.50%, 05/15/23[a]	22,089	21,625,074
3.75%, 06/16/24[a]	15,706	15,940,927
3.88%, 10/25/23	16,955	17,448,752
4.00%, 08/05/24	7,000	6,998,742
4.05%, 07/30/22	21,225	21,826,820
4.50%, 01/14/22	31,927	34,572,104
5.30%, 05/06/44	5,500	5,871,506
5.38%, 08/09/20[a]	23,266	26,446,388
5.50%, 09/13/25	18,984	21,068,815
5.88%, 02/22/33	5,800	6,514,059
5.88%, 01/30/42	10,168	12,464,867
6.13%, 11/21/17[a]	35,293	39,815,565
6.13%, 05/15/18	26,443	30,035,223
6.13%, 08/25/36	19,020	22,331,867

Security	Principal (000s)	Value

6.63%, 06/15/32	$7,250	$8,820,014
6.68%, 09/13/43	7,500	9,562,282
6.88%, 03/05/38[a]	5,584	7,430,238
8.13%, 07/15/39	31,940	48,370,514
8.50%, 05/22/19	23,159	29,051,303
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	15,250	15,374,527
2.30%, 09/06/19	15,000	15,023,532
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	32,808	34,774,046
3.95%, 11/09/22[a]	16,500	16,740,869
4.50%, 01/11/21	9,843	10,841,062
4.63%, 12/01/23[a]	22,100	23,229,562
5.25%, 05/24/41	14,915	17,290,948
5.75%, 12/01/43[a]	7,620	8,873,056
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18	13,150	13,231,218
2.25%, 01/14/19	20,000	20,234,832
Credit Suisse/New York NY
2.30%, 05/28/19[a]	23,320	23,295,770
3.00%, 10/29/21	9,665	9,573,590
3.63%, 09/09/24	30,000	30,159,771
4.38%, 08/05/20	12,380	13,490,279
5.30%, 08/13/19[a]	13,402	15,150,595
5.40%, 01/14/20[a]	13,297	14,910,274
6.00%, 02/15/18	12,008	13,448,960
Deutsche Bank AG/London
2.50%, 02/13/19[a]	18,778	18,974,350
3.70%, 05/30/24[a]	18,150	18,360,830
Discover Bank/Greenwood DE
2.00%, 02/21/18	17,500	17,553,384
3.20%, 08/09/21 (Call 07/09/21)	3,000	3,011,831
4.20%, 08/08/23	12,735	13,302,277
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	520	543,022
8.25%, 03/01/38	14,273	21,269,577

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	$10,000	$10,062,945
2.88%, 10/01/21 (Call 09/01/21)	7,000	6,952,413
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	26,342	26,632,031
2.63%, 01/31/19[a]	11,250	11,352,454
2.90%, 07/19/18	32,759	33,606,538
3.63%, 01/22/23[a]	21,123	21,247,621
3.85%, 07/08/24 (Call 04/08/24)	22,000	22,251,121
4.00%, 03/03/24	32,185	32,934,782
4.80%, 07/08/44 (Call 01/08/44)	18,644	19,329,091
5.25%, 07/27/21	39,970	44,657,082
5.38%, 03/15/20	14,037	15,762,522
5.75%, 01/24/22	35,263	40,589,600
5.95%, 01/18/18	23,331	26,103,878
5.95%, 01/15/27	5,951	6,834,421
6.00%, 06/15/20	15,695	18,115,743
6.13%, 02/15/33[a]	29,582	36,173,219
6.15%, 04/01/18	33,580	37,901,363
6.25%, 02/01/41	23,637	29,377,371
6.45%, 05/01/36	7,859	9,330,738
6.75%, 10/01/37	50,059	61,458,360
7.50%, 02/15/19	19,575	23,432,040
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	8,510	9,346,465
5.63%, 08/15/35[a]	1,493	1,776,220
5.88%, 11/01/34	4,000	4,904,193
HSBC Holdings PLC
4.00%, 03/30/22	24,223	25,846,106
4.25%, 03/14/24	11,900	12,242,201
4.88%, 01/14/22	11,245	12,545,317
5.10%, 04/05/21[a]	27,344	30,910,680
5.25%, 03/14/44	19,625	21,395,870
6.10%, 01/14/42	6,637	8,581,132
6.50%, 05/02/36[a]	22,425	27,899,373
6.50%, 09/15/37	27,854	34,745,837
6.80%, 06/01/38	17,690	22,808,184

Security	Principal (000s)	Value

HSBC USA Inc.
1.63%, 01/16/18	$16,295	$16,279,393
2.25%, 06/23/19[a]	19,500	19,567,940
2.63%, 09/24/18	3,413	3,504,905
3.50%, 06/23/24	5,000	5,074,751
5.00%, 09/27/20[a]	3,490	3,831,186
Intesa Sanpaolo SpA
3.88%, 01/16/18	13,890	14,514,244
3.88%, 01/15/19	15,150	15,788,644
5.25%, 01/12/24	7,825	8,524,981
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	22,446	22,230,507
1.80%, 01/25/18[a]	11,555	11,548,764
2.20%, 10/22/19	10,000	9,896,573
2.35%, 01/28/19[a]	9,750	9,841,916
3.20%, 01/25/23	32,158	31,929,019
3.25%, 09/23/22[a]	27,988	28,073,271
3.38%, 05/01/23	21,176	20,683,878
3.63%, 05/13/24[a]	6,635	6,713,971
3.88%, 02/01/24[a]	11,248	11,644,909
3.88%, 09/10/24	12,545	12,500,643
4.25%, 10/15/20	15,975	17,182,758
4.35%, 08/15/21	22,135	23,896,286
4.40%, 07/22/20	18,938	20,552,580
4.50%, 01/24/22	32,580	35,538,385
4.63%, 05/10/21	24,642	27,058,621
4.85%, 02/01/44	20,400	22,104,691
4.95%, 03/25/20[a]	7,675	8,535,424
5.40%, 01/06/42	11,150	12,971,036
5.50%, 10/15/40	10,312	12,022,095
5.60%, 07/15/41	11,440	13,611,383
5.63%, 08/16/43	13,973	15,886,302
6.00%, 01/15/18	35,877	40,405,470
6.30%, 04/23/19	28,601	33,304,975
6.40%, 05/15/38[a]	16,684	21,513,451
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	13,480	15,154,549
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	10,500	10,474,969
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	8,800	8,825,395
5.10%, 03/24/21[a]	9,901	11,106,984

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Lloyds Bank PLC
2.30%, 11/27/18	$12,530	$12,606,129
2.35%, 09/05/19	10,000	9,967,896
6.38%, 01/21/21	7,741	9,274,099
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	2,600	2,631,314
Morgan Stanley
2.13%, 04/25/18	9,192	9,207,978
2.38%, 07/23/19[a]	26,360	26,155,040
2.50%, 01/24/19[a]	37,705	37,971,484
3.70%, 10/23/24	15,000	14,996,277
3.75%, 02/25/23[a]	33,556	34,085,349
4.10%, 05/22/23	18,029	18,192,956
4.35%, 09/08/26	23,704	23,823,738
4.88%, 11/01/22	11,020	11,758,962
5.00%, 11/24/25	26,962	28,641,849
5.50%, 01/26/20	22,306	25,117,430
5.50%, 07/24/20	14,035	15,891,113
5.50%, 07/28/21[a]	30,599	34,868,451
5.63%, 09/23/19	32,562	36,936,402
5.75%, 01/25/21[a]	33,534	38,521,445
5.95%, 12/28/17	7,085	7,971,042
6.38%, 07/24/42	27,899	36,002,078
6.63%, 04/01/18	35,712	40,915,281
7.25%, 04/01/32	2,362	3,203,995
7.30%, 05/13/19[a]	33,810	40,420,714
Series F
3.88%, 04/29/24	18,612	18,915,195
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	14,750	15,053,363
National Australia Bank Ltd./New York
2.30%, 07/25/18[a]	7,500	7,624,816
3.00%, 01/20/23[a]	9,759	9,650,114
Northern Trust Corp.
3.95%, 10/30/25	8,500	8,803,016
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[b]	14,525	14,588,683
2.25%, 07/02/19 (Call 06/02/19)[b]	5,250	5,250,317

Security	Principal (000s)	Value

2.70%, 11/01/22 (Call 10/01/22)[b]	$16,250	$15,697,099
2.95%, 01/30/23 (Call 12/30/22)[a,b]	5,800	5,626,091
3.80%, 07/25/23 (Call 06/25/23)[b]	12,928	13,396,671
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	9,815	9,937,250
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	7,069	7,188,685
4.38%, 08/11/20[b]	3,773	4,119,370
5.13%, 02/08/20[b]	3,965	4,473,962
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	15,000	14,875,125
Royal Bank of Canada
1.50%, 01/16/18[a]	11,500	11,467,484
2.15%, 03/15/19[a]	6,000	6,036,652
2.20%, 07/27/18	23,871	24,231,247
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	16,912	19,746,301
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	6,059	6,954,424
6.13%, 01/11/21	14,899	17,466,150
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,683,797
2.75%, 10/12/17[a]	10,750	11,067,773
State Street Corp.
3.10%, 05/15/23[a]	11,707	11,387,089
3.70%, 11/20/23	8,680	8,976,643
4.38%, 03/07/21	6,815	7,503,838
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	6,750	6,675,071
2.25%, 07/11/19[a]	5,000	4,974,884
2.45%, 01/10/19	11,335	11,435,424
3.20%, 07/18/22	6,099	6,151,031
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	3,185	3,204,805

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

2.50%, 05/01/19 (Call 04/01/19)	$5,000	$5,025,408
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	14,050	14,047,921
2.25%, 06/17/19	6,250	6,288,686
2.50%, 01/25/19	16,375	16,738,733
Toronto-Dominion Bank (The)
1.40%, 04/30/18	16,565	16,371,330
2.13%, 07/02/19[a]	10,000	9,964,739
2.25%, 11/05/19	7,000	6,990,676
2.63%, 09/10/18	13,081	13,406,674
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	9,455	9,467,200
2.20%, 04/25/19 (Call 03/25/19)	16,260	16,313,946
2.95%, 07/15/22 (Call 06/15/22)	16,097	15,757,592
3.00%, 03/15/22 (Call 02/15/22)	3,087	3,102,557
3.60%, 09/11/24 (Call 08/11/24)	10,000	10,086,103
3.70%, 01/30/24 (Call 12/29/23)	4,500	4,671,225
4.13%, 05/24/21 (Call 04/23/21)	10,649	11,550,220
U.S. Bank N.A./Cincinnati
2.13%, 10/28/19 (Call 09/28/19)	18,235	18,164,513
UBS AG/Stamford CT
2.38%, 08/14/19	30,000	30,058,692
4.88%, 08/04/20	20,325	22,732,187
5.75%, 04/25/18	17,586	19,825,535
5.88%, 12/20/17	23,283	26,225,615
Wachovia Corp.
5.50%, 08/01/35	12,398	14,092,860
5.75%, 02/01/18	27,083	30,544,159
Wells Fargo & Co.
1.50%, 01/16/18	25,783	25,724,661
2.13%, 04/22/19[a]	20,025	20,012,707
2.15%, 01/15/19	7,463	7,486,270
3.00%, 01/22/21	17,660	17,935,906
3.30%, 09/09/24[a]	9,806	9,757,723

Security	Principal (000s)	Value

3.50%, 03/08/22	$26,300	$27,151,039
4.10%, 06/03/26[a]	27,065	27,436,029
4.13%, 08/15/23[a]	21,269	22,158,199
4.60%, 04/01/21	18,207	20,156,522
4.65%, 11/04/44	5,495	5,513,941
5.38%, 02/07/35	824	960,141
5.38%, 11/02/43[a]	21,836	24,319,142
5.61%, 01/15/44[a]	18,704	21,572,531
5.63%, 12/11/17	21,359	23,959,988
Series M
3.45%, 02/13/23[a]	29,265	29,198,124
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,000	12,453,978
6.00%, 11/15/17	11,272	12,764,724
6.60%, 01/15/38	18,634	25,312,802
Westpac Banking Corp.
1.60%, 01/12/18	7,000	7,010,382
2.25%, 07/30/18	5,795	5,890,193
2.25%, 01/17/19[a]	16,170	16,342,036
4.88%, 11/19/19	18,140	20,361,051

		4,805,919,960
BEVERAGES — 2.91%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	14,395	14,209,660
2.15%, 02/01/19[a]	14,293	14,304,675
2.63%, 01/17/23	11,718	11,254,843
3.70%, 02/01/24[a]	16,161	16,652,015
4.00%, 01/17/43[a]	6,817	6,491,486
4.63%, 02/01/44[a]	11,200	11,715,590
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	19,647	18,843,418
3.75%, 07/15/42	12,392	11,354,423
5.00%, 04/15/20	10,712	12,005,637
5.38%, 01/15/20	25,778	29,268,547
6.88%, 11/15/19[a]	9,027	10,883,538
7.75%, 01/15/19	20,753	25,152,648
8.20%, 01/15/39	15,094	22,915,596
Bottling Group LLC
5.13%, 01/15/19[a]	12,932	14,518,465
Coca-Cola Co. (The)
1.15%, 04/01/18	16,790	16,620,765
1.65%, 03/14/18[a]	9,794	9,879,284

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

1.65%, 11/01/18	$18,860	$18,844,652
2.45%, 11/01/20[a]	17,048	17,286,989
3.15%, 11/15/20	10,081	10,579,030
3.20%, 11/01/23[a]	25,025	25,478,533
3.30%, 09/01/21	8,603	8,997,134
4.88%, 03/15/19	2,000	2,253,036
5.35%, 11/15/17[a]	3,800	4,257,314
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	17,598	16,867,642
5.75%, 10/23/17	8,797	9,881,722
Diageo Investment Corp.
2.88%, 05/11/22	10,404	10,349,213
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	8,770	11,905,580
PepsiCo Inc.
2.25%, 01/07/19 (Call 12/07/18)[a]	4,600	4,656,515
2.75%, 03/05/22	13,742	13,660,584
2.75%, 03/01/23	13,592	13,266,970
3.00%, 08/25/21[a]	5,596	5,709,694
3.13%, 11/01/20	10,599	10,994,981
3.60%, 03/01/24 (Call 12/01/23)[a]	13,000	13,435,044
4.00%, 03/05/42[a]	8,748	8,410,029
4.50%, 01/15/20	11,840	13,131,196
4.88%, 11/01/40	12,115	13,247,624
5.00%, 06/01/18	14,719	16,438,833
5.50%, 01/15/40	10,495	12,400,337
7.90%, 11/01/18	15,940	19,564,330

		527,687,572
BIOTECHNOLOGY — 1.48%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	15,415	15,313,898
3.45%, 10/01/20	7,585	7,832,564
3.63%, 05/15/22 (Call 02/15/22)	6,265	6,416,797
3.63%, 05/22/24 (Call 02/22/24)[a]	8,900	8,941,077
3.88%, 11/15/21 (Call 08/15/21)	17,223	18,066,932

Security	Principal (000s)	Value

4.10%, 06/15/21 (Call 03/15/21)	$13,821	$14,751,775
5.15%, 11/15/41 (Call 05/15/41)	22,627	24,290,331
5.38%, 05/15/43 (Call 11/15/42)	10,450	11,595,397
5.65%, 06/15/42 (Call 12/15/41)	8,507	9,760,170
5.70%, 02/01/19	17,444	19,723,252
6.38%, 06/01/37[a]	9,234	11,303,691
6.40%, 02/01/39	10,922	13,592,542
Celgene Corp.
3.25%, 08/15/22[a]	8,531	8,556,668
3.63%, 05/15/24 (Call 02/15/24)	12,000	12,115,432
4.63%, 05/15/44 (Call 11/15/43)	10,000	10,252,904
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	30,487	31,479,571
4.40%, 12/01/21 (Call 09/01/21)	8,010	8,804,956
4.50%, 04/01/21 (Call 01/01/21)	4,434	4,895,469
4.80%, 04/01/44 (Call 10/01/43)	14,845	16,247,088
5.65%, 12/01/41 (Call 06/01/41)	11,850	14,375,733

		268,316,247
CHEMICALS — 2.17%
CF Industries Inc.
3.45%, 06/01/23[a]	10,750	10,629,973
4.95%, 06/01/43[a]	10,495	10,601,830
5.15%, 03/15/34[a]	6,255	6,643,599
5.38%, 03/15/44	5,495	5,897,314
6.88%, 05/01/18	11,300	13,034,906
7.13%, 05/01/20	30	36,093
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	2,350	2,295,106
3.50%, 10/01/24 (Call 07/01/24)	5,000	4,928,798

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

4.13%, 11/15/21 (Call 08/15/21)[a]	$13,408	$14,197,726
4.25%, 11/15/20 (Call 08/15/20)	15,771	16,904,935
4.38%, 11/15/42 (Call 05/15/42)	11,250	10,664,095
5.25%, 11/15/41 (Call 05/15/41)	9,145	9,717,553
7.38%, 11/01/29	8,397	11,249,811
8.55%, 05/15/19	25,037	31,524,049
9.40%, 05/15/39	8,551	13,607,319
E.I. du Pont de Nemours & Co.
2.80%, 02/15/23	14,492	14,217,591
3.63%, 01/15/21[a]	13,316	14,109,831
4.15%, 02/15/43[a]	6,215	5,965,677
4.63%, 01/15/20[a]	9,423	10,460,018
6.00%, 07/15/18	11,791	13,513,684
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)[a]	6,288	6,375,646
Ecolab Inc.
4.35%, 12/08/21	15,053	16,389,481
5.50%, 12/08/41[a]	7,698	9,018,349
LYB International Finance BV
4.00%, 07/15/23	2,390	2,475,714
4.88%, 03/15/44 (Call 09/15/43)[a]	7,350	7,586,045
5.25%, 07/15/43	10,009	10,875,784
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	21,000	23,085,544
5.75%, 04/15/24 (Call 01/15/24)	16,620	19,339,860
6.00%, 11/15/21 (Call 08/17/21)	12,222	14,232,138
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	5,444	5,480,743
4.40%, 07/15/44 (Call 01/15/44)	16,000	16,060,930
4.70%, 07/15/64 (Call 01/15/64)[a]	5,110	5,232,478

Security	Principal (000s)	Value

Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	$10,100	$10,581,624
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	8,753	8,983,224
Rohm & Haas Co.
7.85%, 07/15/29	12,506	17,360,311

		393,277,779
COMMERCIAL SERVICES — 0.17%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[a]	10,500	10,601,371
3.75%, 08/15/21 (Call 06/15/21)	4,940	5,018,618
4.25%, 08/15/24 (Call 05/15/24)	14,895	15,119,777

		30,739,766
COMPUTERS — 2.70%
Apple Inc.
1.00%, 05/03/18	41,656	40,862,836
2.10%, 05/06/19[a]	22,010	22,165,884
2.40%, 05/03/23[a]	48,000	46,336,008
2.85%, 05/06/21[a]	28,540	28,983,178
3.45%, 05/06/24	20,325	20,963,668
3.85%, 05/04/43	31,032	29,714,121
4.45%, 05/06/44[a]	10,050	10,554,626
EMC Corp./MA
1.88%, 06/01/18	15,759	15,636,486
2.65%, 06/01/20	23,975	23,646,991
3.38%, 06/01/23 (Call 03/01/23)	17,395	17,033,895
Hewlett-Packard Co.
2.75%, 01/14/19[a]	16,310	16,397,578
3.75%, 12/01/20	12,840	13,146,120
4.30%, 06/01/21[a]	14,905	15,602,475
4.38%, 09/15/21[a]	14,775	15,541,047
4.65%, 12/09/21[a]	13,807	14,752,543
5.50%, 03/01/18	8,780	9,769,867
6.00%, 09/15/41	11,430	12,701,681

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

International Business Machines Corp.
1.25%, 02/08/18	$1,970	$1,953,671
1.63%, 05/15/20	10,655	10,263,062
1.88%, 08/01/22	7,440	6,863,986
1.95%, 02/12/19[a]	6,640	6,650,668
3.38%, 08/01/23	20,725	20,946,306
3.63%, 02/12/24[a]	16,495	16,911,556
4.00%, 06/20/42	15,206	14,588,141
7.63%, 10/15/18	21,548	26,147,119
8.38%, 11/01/19	4,987	6,421,318
Seagate HDD Cayman
3.75%, 11/15/18[c]	7,000	7,218,750
4.75%, 06/01/23	10,750	11,126,250
4.75%, 01/01/25[a,c]	5,000	5,062,500

		487,962,331
COSMETICS & PERSONAL CARE — 0.30%
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,000	4,967,043
2.30%, 02/06/22	7,115	7,011,354
3.10%, 08/15/23	14,834	15,089,164
4.70%, 02/15/19	6,527	7,295,854
5.55%, 03/05/37	15,255	19,211,557

		53,574,972
DIVERSIFIED FINANCIAL SERVICES — 5.04%
American Express Co.
1.55%, 05/22/18	3,681	3,623,094
2.65%, 12/02/22[a]	6,500	6,327,076
4.05%, 12/03/42	11,906	11,498,462
7.00%, 03/19/18	15,592	18,169,719
American Express Credit Corp.
2.13%, 07/27/18	12,163	12,261,586
2.13%, 03/18/19	15,645	15,647,001
2.25%, 08/15/19	20,250	20,298,740
Ameriprise Financial Inc.
4.00%, 10/15/23	10,000	10,525,512
Associates Corp. of North America
6.95%, 11/01/18	2,825	3,310,119
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	24,645	27,845,175
7.25%, 02/01/18	20,442	23,762,625

Security	Principal (000s)	Value

BP Capital Markets PLC
2.52%, 01/15/20	$2,775	$2,786,184
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	13,970	13,911,368
3.38%, 02/15/23	9,580	9,474,947
CME Group Inc./IL
3.00%, 09/15/22	1,547	1,553,700
5.30%, 09/15/43 (Call 03/15/43)	10,518	12,333,784
Ford Motor Credit Co. LLC
2.38%, 01/16/18	20,660	20,860,691
2.38%, 03/12/19[a]	11,500	11,480,428
2.88%, 10/01/18[a]	3,175	3,249,224
3.66%, 09/08/24[a]	8,000	7,970,400
4.25%, 09/20/22	12,995	13,662,531
4.38%, 08/06/23[a]	10,029	10,639,766
5.00%, 05/15/18	16,121	17,622,610
5.75%, 02/01/21[a]	13,670	15,645,899
5.88%, 08/02/21	29,758	34,322,464
8.13%, 01/15/20	12,508	15,632,371
General Electric Capital Corp.
1.63%, 04/02/18[a]	19,190	19,266,921
2.30%, 01/14/19[a]	21,594	21,985,067
3.10%, 01/09/23	28,954	29,075,358
3.15%, 09/07/22[a]	22,877	23,149,236
3.45%, 05/15/24 (Call 02/13/24)[a]	12,443	12,687,817
4.38%, 09/16/20	1,721	1,889,691
4.63%, 01/07/21	28,173	31,303,020
4.65%, 10/17/21[a]	20,452	22,833,247
5.30%, 02/11/21	21,935	24,850,598
5.50%, 01/08/20[a]	16,540	19,125,698
5.63%, 05/01/18	29,503	33,367,893
5.88%, 01/14/38	50,914	62,814,384
6.00%, 08/07/19	17,834	20,910,538
6.15%, 08/07/37	12,346	15,549,787
6.88%, 01/10/39	37,033	50,635,221
Series A
5.55%, 05/04/20	390	450,123
6.75%, 03/15/32	42,157	55,976,065
Goldman Sachs Capital I
6.35%, 02/15/34	13,958	16,324,940

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

HSBC Finance Corp.
6.68%, 01/15/21	$29,691	$34,928,558
Intercontinental Exchange Inc.
4.00%, 10/15/23	10,000	10,546,915
Jefferies Group LLC
5.13%, 04/13/18	16,279	17,637,144
6.88%, 04/15/21	5,452	6,354,996
Nomura Holdings Inc.
2.75%, 03/19/19[a]	12,500	12,620,386
6.70%, 03/04/20	13,643	16,202,659
NYSE Euronext
2.00%, 10/05/17	6,705	6,830,667

		911,732,405
ELECTRIC — 1.16%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	8,060	9,110,310
6.13%, 04/01/36	14,660	18,341,485
6.50%, 09/15/37[a]	10,600	13,884,882
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	8,000	8,379,976
Duke Energy Carolinas LLC
5.30%, 02/15/40	5,420	6,496,943
Duke Energy Florida Inc.
6.40%, 06/15/38[a]	11,116	15,143,488
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	11,280	12,198,014
6.25%, 10/01/39	6,720	7,898,037
Georgia Power Co.
4.30%, 03/15/42[a]	11,795	12,021,297
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,713	6,054,597
6.40%, 03/15/18[a]	9,398	10,801,958
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	8,588	10,932,431
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	1,386	1,455,910
5.40%, 01/15/40[a]	9,525	11,106,288

Security	Principal (000s)	Value

5.80%, 03/01/37	$7,610	$9,213,565
6.05%, 03/01/34	34,334	42,716,444
8.25%, 10/15/18	5,383	6,571,593
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	7,500	8,349,734

		210,676,952
ELECTRONICS — 0.65%
Honeywell International Inc.
4.25%, 03/01/21[a]	3,626	4,020,275
5.00%, 02/15/19	11,324	12,706,078
5.30%, 03/01/18	7,983	8,940,419
Koninklijke Philips NV
3.75%, 03/15/22	14,343	14,887,317
5.75%, 03/11/18	9,859	11,062,633
6.88%, 03/11/38	5,166	6,851,558
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	14,192	14,237,453
3.15%, 01/15/23 (Call 10/15/22)	9,078	8,957,455
3.60%, 08/15/21 (Call 05/15/21)[a]	16,256	16,844,990
4.15%, 02/01/24 (Call 11/01/23)	12,975	13,640,192
4.50%, 03/01/21[a]	5,192	5,630,857

		117,779,227
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	15,513	15,443,258
4.38%, 05/08/42	3,075	3,217,524

		18,660,782
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	6,835	7,005,794
5.00%, 03/01/20	8,007	8,911,833

		15,917,627
FOOD — 1.83%
ConAgra Foods Inc.
1.90%, 01/25/18	11,645	11,591,540
3.20%, 01/25/23 (Call 10/25/22)	9,497	9,206,672

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	$16,624	$16,936,584
5.65%, 02/15/19	8,850	10,105,888
Kellogg Co.
4.00%, 12/15/20	4,515	4,853,552
Series B
7.45%, 04/01/31	15,201	20,040,413
Kraft Foods Group Inc.
3.50%, 06/06/22	21,001	21,496,101
5.00%, 06/04/42[a]	19,528	20,859,448
5.38%, 02/10/20	10,330	11,746,495
6.13%, 08/23/18	750	862,851
6.50%, 02/09/40	8,224	10,195,716
6.88%, 01/26/39	14,522	18,773,991
Kroger Co. (The)
6.15%, 01/15/20	7,627	8,878,141
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	6,734	6,719,097
4.00%, 02/01/24 (Call 11/01/23)[a]	5,750	5,940,512
5.38%, 02/10/20[a]	15,150	17,215,640
6.50%, 02/09/40	21,751	27,598,234
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	8,000	8,042,742
3.00%, 10/02/21 (Call 08/02/21)	4,000	4,051,222
3.50%, 10/02/24 (Call 07/02/24)[a]	13,000	13,227,980
4.35%, 10/02/34 (Call 04/02/34)	2,225	2,294,706
4.50%, 10/02/44 (Call 04/02/44)[a]	12,000	12,329,306
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	13,000	13,137,415
3.95%, 08/15/24 (Call 05/15/24)	15,000	15,280,083
Unilever Capital Corp.
2.20%, 03/06/19	11,391	11,507,776
4.25%, 02/10/21	8,763	9,688,809

Security	Principal (000s)	Value

4.80%, 02/15/19	$7,064	$7,888,716
5.90%, 11/15/32	7,625	10,103,906

		330,573,536
FOREST PRODUCTS & PAPER — 0.35%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	6,000	5,940,266
4.75%, 02/15/22 (Call 11/15/21)	7,627	8,284,132
4.80%, 06/15/44 (Call 12/15/43)[a]	6,400	6,328,334
7.30%, 11/15/39	3,050	3,962,289
7.50%, 08/15/21	10,669	13,346,708
7.95%, 06/15/18[a]	21,528	25,764,743

		63,626,472
GAS — 0.05%
Sempra Energy
6.00%, 10/15/39	6,990	8,778,880

		8,778,880
HEALTH CARE — PRODUCTS — 0.72%
Baxter International Inc.
1.85%, 06/15/18	4,758	4,757,324
3.20%, 06/15/23 (Call 03/15/23)[a]	16,457	16,522,311
Becton, Dickinson and Co.
3.13%, 11/08/21[a]	12,875	12,902,761
Boston Scientific Corp.
6.00%, 01/15/20	9,053	10,388,036
Covidien International Finance SA
6.00%, 10/15/17	7,250	8,198,135
6.55%, 10/15/37	12,935	16,918,811
Medtronic Inc.
1.38%, 04/01/18	8,204	8,120,963
2.75%, 04/01/23 (Call 01/01/23)	8,924	8,618,207
3.63%, 03/15/24 (Call 12/15/23)[a]	13,944	14,165,733
4.00%, 04/01/43 (Call 10/01/42)	8,000	7,577,860
4.45%, 03/15/20	13,593	14,833,197

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	$7,468	$7,446,621

		130,449,959
HEALTH CARE — SERVICES — 1.08%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	12,080	11,659,652
3.95%, 09/01/20	18,315	19,613,120
6.63%, 06/15/36	7,798	10,054,228
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	5,005	5,271,242
5.38%, 02/15/42 (Call 08/15/41)	9,455	10,730,165
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	5,000	5,190,641
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	12,054	12,058,447
2.88%, 03/15/23	5,500	5,408,880
4.25%, 03/15/43 (Call 09/15/42)[a]	12,080	12,003,621
5.80%, 03/15/36	4,000	4,873,302
6.00%, 02/15/18	10,334	11,760,218
6.88%, 02/15/38	12,310	16,904,458
WellPoint Inc.
2.25%, 08/15/19	10,125	10,027,357
3.13%, 05/15/22	8,808	8,734,230
3.30%, 01/15/23	13,350	13,225,683
3.50%, 08/15/24 (Call 05/15/24)	5,000	4,975,337
4.63%, 05/15/42	10,595	10,744,679
4.65%, 01/15/43	9,410	9,610,611
4.65%, 08/15/44 (Call 02/15/44)	5,000	5,085,729
5.85%, 01/15/36	2,950	3,474,134
6.38%, 06/15/37	3,470	4,297,149

		195,702,883
INSURANCE — 2.06%
Aflac Inc.
8.50%, 05/15/19[a]	8,475	10,712,029

Security	Principal (000s)	Value

American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	$10,000	$10,099,298
3.38%, 08/15/20	11,500	11,929,985
4.13%, 02/15/24[a]	13,045	13,752,182
4.50%, 07/16/44 (Call 01/16/44)	18,030	18,297,392
4.88%, 06/01/22	6,394	7,116,485
5.85%, 01/16/18[a]	24,509	27,568,902
6.25%, 05/01/36	9,750	12,373,580
6.40%, 12/15/20[a]	14,357	17,204,613
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	10,267	10,341,145
4.25%, 01/15/21[a]	6,817	7,489,732
5.40%, 05/15/18[a]	18,171	20,521,310
5.75%, 01/15/40	6,350	7,731,093
Berkshire Hathaway Inc.
1.55%, 02/09/18	7,000	7,016,027
2.10%, 08/14/19[a]	10,000	10,067,470
4.50%, 02/11/43[a]	8,871	9,302,379
Chubb Corp. (The)
6.00%, 05/11/37	4,075	5,199,836
MetLife Inc.
3.60%, 04/10/24[a]	8,525	8,712,061
4.13%, 08/13/42	4,658	4,505,111
4.75%, 02/08/21	8,494	9,410,915
4.88%, 11/13/43	10,110	11,038,702
5.70%, 06/15/35	3,905	4,588,091
5.88%, 02/06/41	12,850	15,696,186
6.38%, 06/15/34	7,875	9,997,976
7.72%, 02/15/19	11,653	14,243,004
Series A
6.82%, 08/15/18	7,624	8,961,638
Series D
4.37%, 09/15/23	11,975	12,885,418
Prudential Financial Inc.
4.60%, 05/15/44	10,000	10,127,229
7.38%, 06/15/19[a]	10,082	12,262,303
Series D
6.00%, 12/01/17	11,184	12,619,322
6.63%, 12/01/37	9,050	11,670,955

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Travelers Companies Inc. (The)
5.35%, 11/01/40	$6,950	$8,181,737
6.25%, 06/15/37	8,585	11,085,775

		372,709,881
INTERNET — 0.54%
Amazon.com Inc.
1.20%, 11/29/17	2,755	2,728,129
2.50%, 11/29/22 (Call 08/29/22)	25,532	23,836,073
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	7,500	7,427,902
2.60%, 07/15/22 (Call 04/15/22)	14,488	13,631,735
2.88%, 08/01/21 (Call 06/01/21)	11,048	10,806,329
3.45%, 08/01/24 (Call 05/01/24)[a]	5,000	4,884,973
4.00%, 07/15/42 (Call 01/15/42)	9,470	8,138,285
Google Inc.
3.38%, 02/25/24	17,570	18,172,393
3.63%, 05/19/21	7,161	7,658,140

		97,283,959
MACHINERY — 0.69%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	3,150	3,161,695
5.45%, 04/15/18	1,846	2,073,329
7.15%, 02/15/19	8,320	10,032,793
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	8,715	8,941,583
3.80%, 08/15/42	14,690	14,011,572
3.90%, 05/27/21	16,382	17,612,845
5.20%, 05/27/41[a]	10,860	12,556,885
7.90%, 12/15/18	15,100	18,573,542
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,871	11,652,148
3.90%, 06/09/42 (Call 12/09/41)[a]	12,210	11,934,547
4.38%, 10/16/19	10,425	11,487,225

Security	Principal (000s)	Value

John Deere Capital Corp.
1.95%, 12/13/18	$3,259	$3,256,920

		125,295,084
MANUFACTURING — 0.77%
3M Co.
5.70%, 03/15/37	3,350	4,250,203
Danaher Corp.
5.40%, 03/01/19	2,919	3,332,747
Eaton Corp.
1.50%, 11/02/17	12,100	12,067,969
2.75%, 11/02/22	13,980	13,602,107
4.15%, 11/02/42[a]	6,490	6,393,680
General Electric Co.
2.70%, 10/09/22	28,185	27,875,402
3.38%, 03/11/24[a]	3,000	3,080,519
4.13%, 10/09/42	11,072	11,187,207
4.50%, 03/11/44	19,592	20,921,352
5.25%, 12/06/17	21,444	23,869,630
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	12,902	12,478,141

		139,058,957
MEDIA — 6.18%
21st Century Fox America Inc.
3.00%, 09/15/22	19,685	19,417,888
4.50%, 02/15/21	6,607	7,213,466
6.15%, 03/01/37[a]	8,275	10,169,560
6.15%, 02/15/41[a]	15,112	18,620,497
6.20%, 12/15/34	12,879	16,068,527
6.40%, 12/15/35[a]	7,700	9,807,593
6.65%, 11/15/37	8,827	11,402,619
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,091	3,002,928
Comcast Corp.
2.85%, 01/15/23[a]	5,885	5,812,470
3.13%, 07/15/22	15,767	16,042,554
3.38%, 02/15/25 (Call 11/15/24)	10,000	10,046,632
3.60%, 03/01/24[a]	19,271	19,886,099
4.20%, 08/15/34 (Call 02/15/34)	2,000	2,018,510
4.25%, 01/15/33	11,745	11,955,879

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

4.65%, 07/15/42	$13,247	$13,992,389
4.75%, 03/01/44[a]	13,506	14,501,951
5.15%, 03/01/20[a]	16,368	18,598,304
5.65%, 06/15/35	12,002	14,345,238
5.70%, 05/15/18	9,035	10,245,976
5.88%, 02/15/18	12,685	14,391,762
6.30%, 11/15/17	6,771	7,726,586
6.40%, 05/15/38[a]	1,800	2,309,033
6.40%, 03/01/40[a]	8,229	10,714,587
6.45%, 03/15/37[a]	17,954	23,149,500
6.50%, 11/15/35[a]	2,150	2,809,857
6.55%, 07/01/39[a]	12,853	16,938,557
6.95%, 08/15/37	25,528	34,615,562
7.05%, 03/15/33	2,110	2,875,463
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	11,200	11,159,999
3.80%, 03/15/22[a]	11,621	11,880,511
4.45%, 04/01/24 (Call 01/01/24)	17,420	18,212,283
4.60%, 02/15/21 (Call 11/15/20)	18,045	19,501,051
5.00%, 03/01/21	13,541	14,971,812
5.15%, 03/15/42	11,748	12,020,811
5.20%, 03/15/20[a]	5,905	6,610,472
5.88%, 10/01/19[a]	5,058	5,803,470
6.00%, 08/15/40 (Call 05/15/40)	17,125	19,263,056
6.38%, 03/01/41[a]	11,165	13,132,273
Discovery Communications LLC
4.88%, 04/01/43	10,000	10,045,004
5.05%, 06/01/20	13,983	15,536,783
6.35%, 06/01/40	5,100	6,115,868
Historic TW Inc.
6.63%, 05/15/29	11,725	14,665,188
NBCUniversal Media LLC
2.88%, 01/15/23	14,111	13,966,915
4.38%, 04/01/21	25,315	27,847,295
4.45%, 01/15/43[a]	18,407	18,803,224
5.15%, 04/30/20	20,659	23,450,064
5.95%, 04/01/41[a]	17,289	21,390,212
6.40%, 04/30/40	5,925	7,649,597
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	8,012,106

Security	Principal (000s)	Value

Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	$6,473	$6,880,464
4.50%, 09/15/42 (Call 03/15/42)[a]	16,860	16,694,961
5.00%, 02/01/20	17,223	19,182,135
5.50%, 09/01/41 (Call 03/01/41)	8,320	9,400,911
5.88%, 11/15/40 (Call 05/15/40)	11,725	13,821,623
6.55%, 05/01/37	8,443	10,618,803
6.75%, 07/01/18	26,053	30,322,784
6.75%, 06/15/39[a]	18,619	24,105,103
7.30%, 07/01/38	23,147	31,546,961
8.25%, 04/01/19[a]	24,586	30,537,331
8.75%, 02/14/19	10,354	13,009,631
Time Warner Entertainment Co. LP
8.38%, 03/15/23	13,713	18,428,156
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	18,000	17,977,581
4.70%, 01/15/21	8,473	9,279,419
4.75%, 03/29/21	7,410	8,146,729
4.88%, 03/15/20	16,546	18,225,257
6.10%, 07/15/40	10,140	12,055,861
6.25%, 03/29/41	14,195	17,038,382
6.50%, 11/15/36[a]	9,850	12,118,247
7.63%, 04/15/31	16,844	23,154,633
7.70%, 05/01/32	18,767	26,106,318
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	14,624	15,114,875
4.38%, 03/15/43	17,945	16,538,331
5.85%, 09/01/43 (Call 03/01/43)	14,388	16,268,022
6.88%, 04/30/36	5,813	7,321,297
Walt Disney Co. (The)
1.10%, 12/01/17	13,300	13,234,001
1.85%, 05/30/19	8,188	8,149,516
2.35%, 12/01/22	12,899	12,488,799
2.75%, 08/16/21[a]	12,250	12,387,439

		1,118,871,551

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
1.25%, 01/15/18	$15,849	$15,737,835
2.50%, 01/15/23 (Call 10/15/22)	5,940	5,771,940

		21,509,775
MINING — 2.61%
Barrick Gold Corp.
3.85%, 04/01/22[a]	14,778	14,111,857
4.10%, 05/01/23[a]	17,360	16,650,271
5.25%, 04/01/42	1,450	1,317,202
6.95%, 04/01/19[a]	3,094	3,574,025
Barrick North America Finance LLC
4.40%, 05/30/21	15,739	16,049,863
5.70%, 05/30/41	17,374	16,581,827
5.75%, 05/01/43[a]	11,784	11,365,963
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	2,250	2,213,131
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	8,068	8,081,412
3.25%, 11/21/21	6,569	6,764,966
3.85%, 09/30/23	20,260	21,176,121
4.13%, 02/24/42[a]	17,660	17,343,838
5.00%, 09/30/43	20,499	22,888,376
6.50%, 04/01/19[a]	14,658	17,359,239
Freeport-McMoRan Inc.
2.38%, 03/15/18	15,737	15,779,565
3.10%, 03/15/20[a]	10,530	10,486,448
3.55%, 03/01/22 (Call 12/01/21)	23,683	23,066,489
3.88%, 03/15/23 (Call 12/15/22)[a]	22,517	22,191,060
5.45%, 03/15/43 (Call 09/15/42)[a]	15,145	15,582,793
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	1,000	965,845
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	14,862	13,806,140

Security	Principal (000s)	Value

4.88%, 03/15/42 (Call 09/15/41)[a]	$22,216	$18,828,535
5.13%, 10/01/19[a]	5,319	5,780,264
6.25%, 10/01/39	4,184	4,090,452
Rio Tinto Alcan Inc.
6.13%, 12/15/33[a]	250	302,863
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	152	157,539
3.75%, 09/20/21	18,980	19,763,762
4.13%, 05/20/21	7,955	8,449,921
5.20%, 11/02/40	15,470	16,848,833
6.50%, 07/15/18	15,419	17,860,619
7.13%, 07/15/28	3,400	4,394,088
9.00%, 05/01/19	14,239	18,405,729
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	15,714	15,799,882
2.88%, 08/21/22 (Call 05/21/22)[a]	17,056	16,590,011
3.50%, 03/22/22 (Call 12/22/21)	12,321	12,563,920
4.13%, 08/21/42 (Call 02/21/42)[a]	15,121	14,137,476
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	9,180	8,633,697
6.25%, 07/15/41 (Call 01/15/41)	12,075	12,195,257

		472,159,279
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
4.50%, 05/15/21[a]	14,166	15,079,288
6.35%, 05/15/18[a]	6,622	7,555,033

		22,634,321
OIL & GAS — 8.70%
Anadarko Finance Co.
7.50%, 05/01/31	5,000	6,712,333
Anadarko Petroleum Corp.
6.20%, 03/15/40	10,620	12,822,480
6.45%, 09/15/36	23,542	29,124,255
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[a]	7,083	7,150,342

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

4.25%, 01/15/44 (Call 07/15/43)	$1,970	$1,835,200
4.75%, 04/15/43 (Call 10/15/42)[a]	24,510	24,425,073
5.10%, 09/01/40 (Call 03/01/40)	10,585	10,996,204
6.00%, 01/15/37	12,085	14,105,998
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,100,340
1.38%, 05/10/18[a]	10,809	10,641,456
2.24%, 09/26/18	6,201	6,252,840
2.24%, 05/10/19[a]	7,835	7,822,979
2.50%, 11/06/22	5,000	4,742,263
2.75%, 05/10/23	14,985	14,360,574
3.25%, 05/06/22[a]	22,410	22,445,952
3.56%, 11/01/21	14,629	15,083,903
3.81%, 02/10/24[a]	15,759	16,118,545
3.99%, 09/26/23[a]	2,940	3,066,831
4.50%, 10/01/20	16,186	17,651,581
4.74%, 03/11/21[a]	14,545	16,044,069
4.75%, 03/10/19[a]	8,587	9,461,643
Canadian Natural Resources Ltd.
6.25%, 03/15/38	14,779	17,764,204
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	11,907	11,477,359
5.70%, 10/15/19	4,742	5,404,523
6.75%, 11/15/39[a]	13,485	17,085,080
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	25,301	25,183,808
1.72%, 06/24/18 (Call 05/24/18)	6,484	6,525,230
2.36%, 12/05/22 (Call 09/05/22)	24,958	24,141,756
2.43%, 06/24/20 (Call 05/24/20)	7,859	7,963,525
3.19%, 06/24/23 (Call 03/24/23)	20,485	20,965,375
4.95%, 03/03/19	18,069	20,302,612
ConocoPhillips
5.75%, 02/01/19	18,858	21,659,695

Security	Principal (000s)	Value

6.00%, 01/15/20	$10,988	$12,926,839
6.50%, 02/01/39	37,727	50,048,548
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	6,690	6,613,888
2.40%, 12/15/22 (Call 09/15/22)[a]	18,500	17,864,488
ConocoPhillips Holding Co.
6.95%, 04/15/29	5,263	7,130,102
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	8,350	8,258,767
4.50%, 04/15/23 (Call 01/15/23)[a]	15,000	15,687,178
5.00%, 09/15/22 (Call 03/15/17)[a]	20,339	21,566,019
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	6,150	6,156,255
3.25%, 05/15/22 (Call 02/15/22)[a]	10,856	10,806,503
4.75%, 05/15/42 (Call 11/15/41)[a]	12,658	12,898,189
5.60%, 07/15/41 (Call 01/15/41)	10,323	11,715,522
7.95%, 04/15/32	9,310	13,112,151
Devon Financing Corp. LLC
7.88%, 09/30/31[a]	9,460	13,230,794
Encana Corp.
6.50%, 08/15/34	13,085	16,082,729
6.50%, 02/01/38	4,400	5,432,656
Ensco PLC
4.70%, 03/15/21	13,425	14,135,965
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	16,325	15,743,138
4.10%, 02/01/21	5,821	6,290,556
5.63%, 06/01/19	6,669	7,635,936
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	15,395	15,448,074
3.18%, 03/15/24 (Call 12/15/23)[a]	10,000	10,320,708

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)[a]	$6,029	$6,593,517
6.88%, 02/15/23 (Call 02/15/18)	14,523	16,435,361
Hess Corp.
5.60%, 02/15/41[a]	8,268	9,378,400
6.00%, 01/15/40	8,965	10,545,596
7.30%, 08/15/31	10,318	13,584,709
8.13%, 02/15/19	10,322	12,651,770
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	12,000	12,312,596
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	4,275	4,148,953
5.90%, 03/15/18	9,530	10,760,740
6.60%, 10/01/37	8,450	10,603,339
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	7,220	7,178,515
4.75%, 09/15/44 (Call 03/15/44)	7,285	7,256,459
5.13%, 03/01/21	13,685	15,286,584
6.50%, 03/01/41 (Call 09/01/40)	11,566	14,029,005
Nabors Industries Inc.
6.15%, 02/15/18	12,045	13,510,739
Nexen Energy ULC
5.88%, 03/10/35	4,798	5,559,344
6.40%, 05/15/37[a]	13,638	16,953,806
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)[a]	9,010	9,589,033
5.25%, 11/15/43 (Call 05/15/43)	9,765	10,432,795
6.00%, 03/01/41 (Call 09/01/40)	6,965	8,101,797
8.25%, 03/01/19	10,502	12,948,957
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,556	9,225,994

Security	Principal (000s)	Value

3.13%, 02/15/22 (Call 11/15/21)	$6,096	$6,123,700
Series 1
4.10%, 02/01/21 (Call 11/01/20)	16,170	17,407,626
Petro-Canada
6.80%, 05/15/38	10,385	13,886,866
Phillips 66
4.30%, 04/01/22[a]	13,844	14,762,095
5.88%, 05/01/42	17,240	20,490,412
Pride International Inc.
6.88%, 08/15/20	9,430	11,014,579
Shell International Finance BV
1.90%, 08/10/18	18,710	18,886,041
2.00%, 11/15/18[a]	21,150	21,398,115
2.25%, 01/06/23[a]	10,989	10,423,370
2.38%, 08/21/22	5,763	5,569,273
3.40%, 08/12/23[a]	18,708	19,172,037
4.30%, 09/22/19	23,271	25,624,801
4.38%, 03/25/20	5,375	5,944,623
4.55%, 08/12/43[a]	19,201	20,673,137
5.50%, 03/25/40	16,800	20,249,809
6.38%, 12/15/38	13,195	17,497,061
Statoil ASA
2.45%, 01/17/23	15,503	14,897,702
2.65%, 01/15/24	14,504	13,936,005
2.90%, 11/08/20[a]	6,377	6,530,711
3.15%, 01/23/22	5,892	6,019,106
3.70%, 03/01/24[a]	7,600	7,865,813
3.95%, 05/15/43	11,957	11,506,476
4.80%, 11/08/43[a]	6,361	7,024,457
5.10%, 08/17/40	5,755	6,522,617
5.25%, 04/15/19	13,348	15,136,038
Series FXD
1.95%, 11/08/18	11,905	11,959,411
Suncor Energy Inc.
6.10%, 06/01/18	8,125	9,306,673
6.50%, 06/15/38[a]	6,603	8,629,038
6.85%, 06/01/39[a]	14,320	19,439,304
Total Capital Canada Ltd.
1.45%, 01/15/18	2,203	2,196,299
2.75%, 07/15/23	11,487	11,133,591
Total Capital International SA
2.13%, 01/10/19[a]	7,000	7,047,188

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

2.70%, 01/25/23	$13,459	$13,041,670
2.88%, 02/17/22[a]	15,762	15,742,717
3.70%, 01/15/24	12,250	12,622,391
3.75%, 04/10/24[a]	12,206	12,751,021
Total Capital SA
2.13%, 08/10/18	14,337	14,510,419
4.45%, 06/24/20	16,406	18,220,256
Transocean Inc.
2.50%, 10/15/17	2,861	2,818,128
3.80%, 10/15/22 (Call 07/15/22)[a]	4,650	4,194,072
6.00%, 03/15/18[a]	16,003	17,065,625
6.38%, 12/15/21[a]	7,840	8,199,774
6.50%, 11/15/20[a]	11,882	12,229,987
6.80%, 03/15/38[a]	14,772	13,864,952
Valero Energy Corp.
6.13%, 02/01/20[a]	10,324	11,959,815
6.63%, 06/15/37[a]	15,673	19,132,667
7.50%, 04/15/32	8,281	10,770,225
9.38%, 03/15/19[a]	2,279	2,907,720

		1,573,936,455
OIL & GAS SERVICES — 0.87%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	1,950	2,004,641
5.13%, 09/15/40	16,432	18,349,079
7.50%, 11/15/18	9,716	11,732,619
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	9,550	9,806,902
4.75%, 08/01/43 (Call 02/01/43)	6,150	6,565,247
6.15%, 09/15/19	11,036	12,938,611
6.70%, 09/15/38	7,395	9,781,380
7.45%, 09/15/39	10,660	15,250,991
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	14,103	13,501,747
3.95%, 12/01/42 (Call 06/01/42)	11,084	10,437,139
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	14,695	15,315,700

Security	Principal (000s)	Value

Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	$6,895	$7,087,465
5.13%, 09/15/20	8,670	9,481,044
9.63%, 03/01/19	11,620	14,797,812

		157,050,377
PHARMACEUTICALS — 4.90%
Abbott Laboratories
5.13%, 04/01/19	10,808	12,183,722
AbbVie Inc.
1.75%, 11/06/17[a]	37,566	37,691,666
2.00%, 11/06/18[a]	13,386	13,325,311
2.90%, 11/06/22	34,164	33,366,848
4.40%, 11/06/42	22,837	22,703,337
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)[c]	10,000	9,758,004
4.85%, 06/15/44 (Call 12/15/43)[a,c]	15,085	14,211,499
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)[a]	24,473	23,516,776
4.63%, 10/01/42 (Call 04/01/42)	16,219	14,916,193
AstraZeneca PLC
1.95%, 09/18/19	4,588	4,573,854
4.00%, 09/18/42	9,950	9,546,387
6.45%, 09/15/37[a]	26,691	35,049,308
Bristol-Myers Squibb Co.
2.00%, 08/01/22	8,184	7,615,166
Eli Lilly & Co.
5.55%, 03/15/37	5,239	6,298,064
Express Scripts Holding Co.
2.25%, 06/15/19	10,264	10,216,171
3.50%, 06/15/24 (Call 03/15/24)	9,137	9,078,516
3.90%, 02/15/22	11,200	11,655,813
4.75%, 11/15/21	8,435	9,252,451
Forest Laboratories Inc.
4.38%, 02/01/19[c]	3,500	3,663,395
4.88%, 02/15/21[c]	10,250	10,865,028

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	$14,835	$14,537,828
5.65%, 05/15/18	27,919	31,621,068
6.38%, 05/15/38[a]	23,131	30,331,796
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	21,119	21,019,409
Johnson & Johnson
5.15%, 07/15/18	12,957	14,608,350
5.95%, 08/15/37	8,430	11,181,866
McKesson Corp.
2.28%, 03/15/19	11,562	11,536,476
3.80%, 03/15/24 (Call 12/15/23)	11,981	12,242,868
4.88%, 03/15/44 (Call 09/15/43)[a]	7,604	8,140,488
Medco Health Solutions Inc.
7.13%, 03/15/18	17,907	20,872,539
Merck & Co. Inc.
1.10%, 01/31/18[a]	7,005	6,952,725
1.30%, 05/18/18[a]	13,818	13,742,479
2.40%, 09/15/22 (Call 06/15/22)	15,381	14,890,015
2.80%, 05/18/23	4,750	4,696,106
3.88%, 01/15/21 (Call 10/15/20)	16,439	17,654,636
4.15%, 05/18/43[a]	7,750	8,091,859
6.50%, 12/01/33	5,672	7,795,254
6.55%, 09/15/37	13,060	18,163,100
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	13,330	14,998,816
Novartis Capital Corp.
2.40%, 09/21/22	20,644	20,185,939
3.40%, 05/06/24	22,275	22,907,768
4.40%, 04/24/20	2,182	2,423,691
4.40%, 05/06/44	20,123	21,683,078
Novartis Securities Investment Ltd.
5.13%, 02/10/19	20,973	23,611,005
Pfizer Inc.
1.50%, 06/15/18[a]	13,895	13,859,757
2.10%, 05/15/19	9,119	9,175,201
3.00%, 06/15/23[a]	18,860	18,791,010
3.40%, 05/15/24[a]	7,500	7,612,888

Security	Principal (000s)	Value

4.30%, 06/15/43	$6,891	$7,048,931
4.40%, 05/15/44[a]	3,460	3,553,510
6.20%, 03/15/19	21,428	25,037,699
7.20%, 03/15/39	23,346	33,142,946
Sanofi
1.25%, 04/10/18[a]	12,190	12,055,906
4.00%, 03/29/21	24,001	25,877,074
Wyeth LLC
5.95%, 04/01/37	18,822	23,234,810
6.50%, 02/01/34	5,319	6,976,427
Zoetis Inc.
1.88%, 02/01/18	3,200	3,176,722
3.25%, 02/01/23 (Call 11/01/22)	16,960	16,819,293
4.70%, 02/01/43 (Call 08/01/42)[a]	7,875	8,159,978

		887,898,820
PIPELINES — 2.22%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	9,344	9,159,760
4.65%, 06/01/21 (Call 03/01/21)	7,763	8,277,694
5.20%, 02/01/22 (Call 11/01/21)[a]	6,550	7,177,806
6.50%, 02/01/42 (Call 08/01/41)	9,680	11,246,391
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	8,000	8,020,778
3.35%, 03/15/23 (Call 12/15/22)	11,617	11,538,345
3.75%, 02/15/25 (Call 11/15/24)	7,425	7,464,235
3.90%, 02/15/24 (Call 11/15/23)[a]	7,240	7,429,608
4.45%, 02/15/43 (Call 08/15/42)	7,405	7,165,434
4.85%, 08/15/42 (Call 02/15/42)	6,595	6,791,090
4.85%, 03/15/44 (Call 09/15/43)	17,200	17,734,905

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

5.10%, 02/15/45 (Call 08/15/44)	$12,820	$13,698,735
5.20%, 09/01/20	11,308	12,707,245
5.95%, 02/01/41	7,210	8,574,844
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	8,342	8,347,175
3.50%, 03/01/21 (Call 01/01/21)	7,451	7,440,548
3.95%, 09/01/22 (Call 06/01/22)	11,254	11,233,892
5.50%, 03/01/44 (Call 09/01/43)	9,150	9,120,798
5.95%, 02/15/18	10,870	12,121,920
6.95%, 01/15/38	13,269	15,446,930
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10,946	10,695,749
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	5,000	4,969,815
3.65%, 06/01/22 (Call 03/01/22)	7,848	8,022,814
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10,500	11,407,601
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,594,272
3.80%, 10/01/20	9,442	9,904,734
4.63%, 03/01/34 (Call 12/01/33)	11,500	12,072,738
6.10%, 06/01/40	8,850	10,642,237
6.20%, 10/15/37	8,375	10,125,308
6.50%, 08/15/18	8,737	10,107,065
7.13%, 01/15/19	8,197	9,738,661
7.63%, 01/15/39[a]	13,010	18,132,809
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	3,000	2,826,305
4.55%, 06/24/24 (Call 03/24/24)	16,520	16,230,542

Security	Principal (000s)	Value

Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	$12,800	$12,558,356
3.90%, 01/15/25 (Call 10/15/24)	5,125	5,087,008
4.30%, 03/04/24 (Call 12/04/23)	6,420	6,617,500
5.25%, 03/15/20	16,468	18,296,450
6.30%, 04/15/40	14,708	17,059,008

		402,787,105
REAL ESTATE INVESTMENT TRUSTS — 1.02%
American Tower Corp.
3.40%, 02/15/19[a]	11,764	12,018,040
3.50%, 01/31/23	7,356	7,043,936
4.50%, 01/15/18	13,376	14,276,256
4.70%, 03/15/22	2,100	2,208,802
5.00%, 02/15/24[a]	7,203	7,596,753
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	8,820	9,378,855
3.85%, 02/01/23 (Call 11/01/22)	15,583	16,060,781
4.13%, 05/15/21 (Call 02/15/21)	4,226	4,489,674
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	6,000	6,037,652
4.63%, 12/15/21 (Call 09/15/21)	12,685	13,995,213
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,575	5,524,686
3.88%, 08/15/24 (Call 05/15/24)	5,000	4,994,437
4.25%, 11/15/23 (Call 08/15/23)	8,000	8,305,770
5.38%, 02/01/21 (Call 11/03/20)	14,750	16,542,447
Simon Property Group LP
3.38%, 10/01/24	9,725	9,788,773
4.38%, 03/01/21 (Call 12/01/20)	10,179	11,190,710

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

5.65%, 02/01/20 (Call 11/01/19)	$15,220	$17,707,383
6.13%, 05/30/18	7,499	8,601,628
Weyerhaeuser Co.
7.38%, 03/15/32	6,547	8,562,802

		184,324,598
RETAIL — 4.02%
Costco Wholesale Corp.
1.13%, 12/15/17	9,950	9,888,045
1.70%, 12/15/19	10,038	9,826,957
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	12,600	12,706,857
2.25%, 08/12/19 (Call 07/12/19)	5,000	4,989,799
4.00%, 12/05/23 (Call 09/05/23)	25,638	27,009,446
5.30%, 12/05/43 (Call 06/05/43)	7,000	8,029,392
6.13%, 09/15/39[a]	5,345	6,722,160
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	10,000	9,998,160
2.25%, 09/10/18 (Call 08/10/18)	12,301	12,528,668
2.70%, 04/01/23 (Call 01/01/23)	7,313	7,196,558
3.75%, 02/15/24 (Call 11/15/23)[a]	12,104	12,824,293
4.20%, 04/01/43 (Call 10/01/42)	5,545	5,664,313
4.40%, 04/01/21 (Call 01/01/21)	13,522	15,042,736
4.40%, 03/15/45 (Call 09/15/44)[a]	9,765	10,265,777
4.88%, 02/15/44 (Call 08/15/43)	7,050	7,929,782
5.88%, 12/16/36	30,722	38,601,855
5.95%, 04/01/41 (Call 10/01/40)	15,090	19,185,194
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	14,555	14,933,950

Security	Principal (000s)	Value

4.65%, 04/15/42 (Call 10/15/41)	$8,555	$9,222,239
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	6,630	6,383,131
McDonald’s Corp.
2.63%, 01/15/22	16,833	16,714,646
5.35%, 03/01/18	4,148	4,645,553
6.30%, 10/15/37	9,701	12,554,617
6.30%, 03/01/38	5,628	7,303,253
Target Corp.
2.30%, 06/26/19[a]	12,509	12,597,130
2.90%, 01/15/22	12,587	12,632,250
3.50%, 07/01/24	6,500	6,592,373
3.88%, 07/15/20	6,671	7,186,703
4.00%, 07/01/42[a]	17,550	16,970,885
6.00%, 01/15/18	10,918	12,420,045
6.50%, 10/15/37[a]	14,364	18,846,058
7.00%, 01/15/38	2,930	4,030,113
Wal-Mart Stores Inc.
1.13%, 04/11/18	16,468	16,245,369
1.95%, 12/15/18	5,217	5,250,500
2.55%, 04/11/23 (Call 01/11/23)[a]	19,875	19,348,867
3.25%, 10/25/20	6,683	7,011,556
3.30%, 04/22/24 (Call 01/22/24)[a]	19,110	19,593,812
3.63%, 07/08/20	22,029	23,619,507
4.00%, 04/11/43 (Call 10/11/42)	5,000	5,003,417
4.25%, 04/15/21	19,162	21,115,577
4.30%, 04/22/44 (Call 10/22/43)[a]	16,010	16,706,326
4.75%, 10/02/43 (Call 04/02/43)[a]	13,749	15,360,974
4.88%, 07/08/40	7,434	8,306,463
5.00%, 10/25/40	14,036	16,007,359
5.25%, 09/01/35	22,592	26,445,364
5.63%, 04/01/40	19,669	24,224,036
5.63%, 04/15/41[a]	21,955	27,298,957
5.80%, 02/15/18	4,241	4,822,733
5.88%, 04/05/27	2,329	2,954,994
6.20%, 04/15/38	7,441	9,762,895

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

6.50%, 08/15/37[a]	$33,908	$45,928,111
7.55%, 02/15/30	5,119	7,336,338
Walgreen Co.
3.10%, 09/15/22[a]	13,684	13,423,648
5.25%, 01/15/19	9,388	10,438,515

		727,648,256
SEMICONDUCTORS — 0.59%
Intel Corp.
1.35%, 12/15/17	35,530	35,435,213
2.70%, 12/15/22	5,039	4,945,978
3.30%, 10/01/21	19,317	20,138,905
4.00%, 12/15/32	6,304	6,322,394
4.25%, 12/15/42	6,525	6,468,286
4.80%, 10/01/41	26,344	28,366,258
Texas Instruments Inc.
1.65%, 08/03/19	5,167	5,051,643

		106,728,677
SOFTWARE — 1.96%
Microsoft Corp.
1.63%, 12/06/18	6,950	6,931,633
2.13%, 11/15/22	6,837	6,590,445
2.38%, 05/01/23 (Call 02/01/23)[a]	11,319	10,976,311
3.00%, 10/01/20[a]	7,507	7,833,179
3.50%, 11/15/42	9,634	8,806,361
3.63%, 12/15/23 (Call 09/15/23)[a]	12,900	13,692,059
4.20%, 06/01/19	18,783	20,686,321
4.50%, 10/01/40	9,600	10,255,933
5.20%, 06/01/39	5,069	5,925,597
5.30%, 02/08/41	9,457	11,227,238
Oracle Corp.
2.25%, 10/08/19[a]	22,323	22,391,962
2.38%, 01/15/19[a]	21,798	22,137,829
2.50%, 10/15/22	10,143	9,794,255
2.80%, 07/08/21[a]	14,852	14,948,545
3.40%, 07/08/24 (Call 04/08/24)[a]	22,066	22,297,916
3.63%, 07/15/23	8,175	8,473,299
3.88%, 07/15/20[a]	3,874	4,165,700
4.30%, 07/08/34 (Call 01/08/34)	20,260	20,901,197

Security	Principal (000s)	Value

4.50%, 07/08/44 (Call 01/08/44)[a]	$13,752	$14,222,803
5.00%, 07/08/19	21,966	24,702,595
5.38%, 07/15/40	27,060	31,236,608
5.75%, 04/15/18	28,410	32,223,491
6.13%, 07/08/39	15,810	19,865,162
6.50%, 04/15/38	3,289	4,303,805

		354,590,244
TELECOMMUNICATIONS — 8.46%
AT&T Corp.
8.00%, 11/15/31	9,926	14,463,441
AT&T Inc.
1.40%, 12/01/17[a]	9,885	9,840,859
2.30%, 03/11/19[a]	3,000	3,018,827
2.38%, 11/27/18[a]	18,290	18,497,065
2.63%, 12/01/22 (Call 09/01/22)[a]	19,427	18,500,198
3.00%, 02/15/22[a]	21,990	21,738,448
3.88%, 08/15/21	19,764	20,727,876
3.90%, 03/11/24 (Call 12/11/23)[a]	8,550	8,779,641
4.30%, 12/15/42 (Call 06/15/42)	3,000	2,809,687
4.35%, 06/15/45 (Call 12/15/44)	27,489	25,817,911
4.45%, 05/15/21	12,350	13,433,120
4.80%, 06/15/44 (Call 12/15/43)	23,525	23,775,758
5.35%, 09/01/40	46,990	50,413,818
5.50%, 02/01/18	27,169	30,372,934
5.55%, 08/15/41	27,123	29,897,257
5.60%, 05/15/18	10,356	11,672,140
5.80%, 02/15/19	20,571	23,547,371
6.30%, 01/15/38[a]	18,040	21,704,792
6.50%, 09/01/37[a]	11,420	14,108,758
6.55%, 02/15/39[a]	12,300	15,328,184
British Telecommunications PLC
2.35%, 02/14/19	15,850	15,908,507
5.95%, 01/15/18	13,439	15,154,386
9.63%, 12/15/30[a]	20,923	33,097,525
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,527	1,518,938

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal (000s)	Value

Cisco Systems Inc.
2.13%, 03/01/19	$6,285	$6,307,516
3.63%, 03/04/24	8,500	8,804,696
4.45%, 01/15/20[a]	38,507	42,472,632
4.95%, 02/15/19	17,713	19,781,951
5.50%, 01/15/40[a]	24,483	28,844,382
5.90%, 02/15/39	17,280	21,290,812
Deutsche Telekom International Finance BV
6.00%, 07/08/19[a]	7,461	8,692,680
6.75%, 08/20/18	7,082	8,277,971
8.75%, 06/15/30	36,644	53,459,008
GTE Corp.
6.94%, 04/15/28	200	246,801
New Cingular Wireless Services Inc.
8.75%, 03/01/31	8,268	12,689,121
Orange SA
2.75%, 02/06/19	9,785	9,954,482
4.13%, 09/14/21[a]	11,316	12,007,366
5.38%, 07/08/19	3,370	3,806,591
5.38%, 01/13/42[a]	9,332	10,140,476
5.50%, 02/06/44 (Call 08/06/43)[a]	10,722	11,923,085
9.00%, 03/01/31	28,543	42,353,473
Qwest Corp.
6.75%, 12/01/21	16,852	19,397,158
6.88%, 09/15/33 (Call 01/20/15)	6,480	6,496,200
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	10,516	11,017,672
5.00%, 03/15/44 (Call 09/15/43)[a]	7,505	7,872,101
6.80%, 08/15/18	15,260	17,792,398
Telefonica Emisiones SAU
3.19%, 04/27/18	8,272	8,573,428
4.57%, 04/27/23[a]	11,350	12,043,092
5.13%, 04/27/20	11,974	13,264,671
5.46%, 02/16/21[a]	9,841	11,034,590
5.88%, 07/15/19[a]	12,111	13,869,053
7.05%, 06/20/36	23,185	29,800,520

Security	Principal (000s)	Value

Telefonica Europe BV
8.25%, 09/15/30	$8,478	$11,542,141
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	17,500	16,429,567
3.00%, 11/01/21 (Call 09/01/21)	3,000	2,978,286
3.45%, 03/15/21	8,000	8,203,140
3.50%, 11/01/21[a]	11,612	11,859,019
3.65%, 09/14/18	34,657	36,700,664
3.85%, 11/01/42 (Call 05/01/42)	8,454	7,448,952
4.15%, 03/15/24 (Call 12/15/23)	6,000	6,247,172
4.40%, 11/01/34 (Call 05/01/34)	1,580	1,549,579
4.50%, 09/15/20	20,657	22,432,103
4.60%, 04/01/21	9,312	10,121,744
4.75%, 11/01/41[a]	7,800	7,891,489
5.05%, 03/15/34 (Call 12/15/33)[a]	9,000	9,527,138
5.15%, 09/15/23	79,975	89,010,160
5.85%, 09/15/35	7,940	9,251,461
6.00%, 04/01/41	3,660	4,306,467
6.10%, 04/15/18	10,636	12,099,802
6.25%, 04/01/37	4,932	6,026,402
6.35%, 04/01/19	12,848	14,967,410
6.40%, 09/15/33	39,300	48,096,822
6.40%, 02/15/38	11,264	13,812,219
6.55%, 09/15/43	111,531	141,260,480
6.90%, 04/15/38	10,595	13,665,061
7.35%, 04/01/39[a]	8,515	11,498,381
7.75%, 12/01/30	20,515	28,081,156
8.75%, 11/01/18	3,426	4,264,626
Vodafone Group PLC
1.50%, 02/19/18	11,871	11,727,172
2.50%, 09/26/22[a]	9,750	9,105,671
2.95%, 02/19/23	17,260	16,522,435
4.38%, 02/19/43[a]	26,743	25,028,266
5.45%, 06/10/19	12,650	14,281,455
6.15%, 02/27/37[a]	7,286	8,526,502

		1,530,804,309

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

October 31, 2014

Security	Principal or Shares (000s)	Value

TRANSPORTATION — 0.85%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)	$5,000	$5,226,460
4.45%, 03/15/43 (Call 09/15/42)	4,981	5,010,256
4.55%, 09/01/44 (Call 03/01/44)	8,000	8,183,540
4.70%, 10/01/19	7,268	8,117,910
4.90%, 04/01/44 (Call 10/01/43)[a]	13,395	14,472,219
5.75%, 05/01/40 (Call 11/01/39)	8,343	9,958,538
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	8,250	7,900,195
FedEx Corp.
4.00%, 01/15/24	9,951	10,471,126
5.10%, 01/15/44	10,000	11,008,156
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	9,291	10,185,352
United Parcel Service Inc.
2.45%, 10/01/22	13,782	13,422,917
3.13%, 01/15/21	10,914	11,329,684
5.13%, 04/01/19[a]	16,934	19,110,231
5.50%, 01/15/18	1,269	1,425,532
6.20%, 01/15/38	13,757	18,129,852

		153,951,968

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,223,186,758)		17,739,783,500

SHORT-TERM INVESTMENTS — 8.27%

MONEY MARKET FUNDS — 8.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	1,149,845	1,149,844,556
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	110,254	110,253,771

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	237,083	$237,083,479

		1,497,181,806

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,497,181,806)		1,497,181,806

TOTAL INVESTMENTS IN SECURITIES — 106.28%
(Cost: $18,720,368,564)		19,236,965,306
Other Assets, Less Liabilities — (6.28)%		(1,135,879,364)

NET ASSETS — 100.00%		$18,101,085,942

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	89

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2014

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$13,919,705,700	$17,142,869,628
Affiliated	2,307,877,934	1,577,498,936

Total cost of investments	$16,227,583,634	$18,720,368,564

Investments in securities, at fair value (including securities on loana)
Unaffiliated	$13,905,478,590	$17,659,505,372
Affiliated	2,307,877,934	1,577,459,934

Total fair value of investments	16,213,356,524	19,236,965,306
Cash	516,389	–
Receivables:
Investment securities sold	3,849,374	59,339,854
Due from custodian	1,917,591	747,010
Interest	228,842,099	187,249,413
Capital shares sold	1,166,744	14,013,653

Total Assets	16,449,648,721	19,498,315,236

LIABILITIES
Payables:
Investment securities purchased	90,688,072	133,808,505
Collateral for securities on loan	2,104,409,833	1,260,098,327
Capital shares redeemed	757,165	–
Securities related to in-kind transactions	1,627,500	1,071,164
Investment advisory fees	5,741,852	2,251,298

Total Liabilities	2,203,224,422	1,397,229,294

NET ASSETS	$14,246,424,299	$18,101,085,942

Net assets consist of:
Paid-in capital	$14,065,523,774	$17,393,132,452
Undistributed net investment income	61,042,079	50,201,053
Undistributed net realized gain	134,085,556	141,155,695
Net unrealized appreciation (depreciation)	(14,227,110)	516,596,742

NET ASSETS	$14,246,424,299	$18,101,085,942

Shares outstanding[b]	154,000,000	152,000,000

Net asset value per share	$92.51	$119.09

[a]	Securities on loan with values of $2,056,735,380 and $1,229,621,712, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Selected Audited Financial Statements

February 28, 2014

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF  |  HYG  |  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF  |  LQD  |  NYSE Arca

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.76%

AEROSPACE & DEFENSE — 1.33%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)[a]	$21,550	$22,196,500
6.88%, 10/01/20 (Call 10/01/15)[a]	11,750	12,895,625
Bombardier Inc.
4.25%, 01/15/16[a,b]	13,425	13,962,000
5.75%, 03/15/22[b]	8,300	8,424,500
6.13%, 01/15/23[a,b]	21,775	22,101,625
7.50%, 03/15/18[a,b]	6,550	7,336,000
7.75%, 03/15/20[a,b]	14,070	15,723,225
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)[a]	9,835	10,625,215
7.13%, 03/15/21 (Call 03/15/16)[a]	9,960	11,046,985
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	7,650	8,089,875
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a]	9,250	9,365,625
7.50%, 07/15/21 (Call 07/15/16)[a]	9,350	10,308,375
7.75%, 12/15/18 (Call 12/15/14)	26,179	28,011,530

		180,087,080
AIR FREIGHT & LOGISTICS — 0.10%
CEVA Group PLC
8.38%, 12/01/17 (Call 03/31/14)[a,b]	13,500	14,107,500

		14,107,500
AIRLINES — 0.27%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	3,375	3,609,146
American Airlines Inc.
7.50%, 03/15/16 (Call 03/31/14)[b]	1,098	1,139,724

Security	Principal (000s)	Value

Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	$7,350	$7,791,000
United Airlines Inc.
6.75%, 09/15/15 (Call 03/31/14)[b]	13,380	13,697,775
US Airways Group Inc.
6.13%, 06/01/18[a]	10,103	10,647,274

		36,884,919
AUTO COMPONENTS — 1.25%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	6,450	6,901,500
6.63%, 10/15/22 (Call 10/15/17)[a]	9,150	9,950,625
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	9,500	9,773,550
6.50%, 02/15/19 (Call 02/15/15)	6,300	6,722,131
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	14,900	16,315,500
7.00%, 05/15/22 (Call 05/15/17)[a]	11,670	12,982,875
8.25%, 08/15/20 (Call 08/15/15)[a]	12,495	13,963,162
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[b]	11,750	11,926,250
4.88%, 03/15/19 (Call 07/15/16)[b]	11,925	12,148,594
5.88%, 02/01/22 (Call 08/01/17)[b]	11,345	11,571,900
6.00%, 08/01/20 (Call 02/01/17)[a]	9,600	10,224,000
6.00%, 08/01/20 (Call 02/01/17)[b]	13,625	14,510,625
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a,b]	8,658	8,398,554

92	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[a,b]	$14,150	$14,326,875
7.75%, 02/15/17[a,b]	570	646,950
8.50%, 02/15/19 (Call 02/15/15)[b]	8,915	9,962,512

		170,325,603
AUTOMOBILES — 1.23%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[b]	6,650	7,315,000
8.00%, 06/15/19 (Call 06/15/15)[a]	26,050	28,655,000
8.25%, 06/15/21 (Call 06/15/16)[b]	22,375	25,339,687
8.25%, 06/15/21 (Call 06/15/16)[a]	28,210	31,947,825
General Motors Co.
3.50%, 10/02/18[a,b]	15,300	15,797,250
4.88%, 10/02/23[b]	25,250	26,572,519
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[b]	12,650	12,903,000
5.63%, 02/01/23 (Call 02/01/18)[b]	9,800	10,232,091
8.13%, 05/15/21 (Call 05/15/16)[b]	7,375	8,385,646

		167,148,018
BEVERAGES — 0.45%
Constellation Brands Inc.
3.75%, 05/01/21[a]	9,250	8,995,625
4.25%, 05/01/23[a]	15,275	14,969,500
6.00%, 05/01/22[a]	8,800	9,746,000
7.25%, 09/01/16	12,050	13,646,625
7.25%, 05/15/17	11,599	13,425,843

		60,783,593
BUILDING PRODUCTS — 0.80%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	16,400	17,794,000
6.88%, 08/15/18 (Call 08/15/14)[b]	6,970	7,335,925

Security	Principal (000s)	Value

Grifols Inc.
8.25%, 02/01/18 (Call 03/31/14)[a]	$21,785	$23,309,950
Masco Corp.
4.80%, 06/15/15	4,000	4,160,000
5.95%, 03/15/22	7,000	7,560,000
6.13%, 10/03/16	16,803	18,525,307
7.13%, 03/15/20[a]	10,345	11,974,338
USG Corp.
6.30%, 11/15/16	8,229	8,907,893
9.75%, 01/15/18[a]	7,785	9,342,000

		108,909,413
CAPITAL MARKETS — 0.47%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	9,250	8,220,938
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[a]	9,750	10,322,812
6.38%, 11/15/19 (Call 11/15/15)[a]	13,125	14,224,219
6.75%, 06/01/16	2,550	2,760,375
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a,b]	9,600	10,056,000
9.50%, 10/15/20 (Call 10/15/16)[a,b]	10,425	11,128,687
Virgin Media Secured Finance PLC
5.25%, 01/15/21	6,800	7,021,000

		63,734,031
CHEMICALS — 2.10%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)[a]	5,000	5,104,318
3.88%, 04/15/18 (Call 03/15/18)	12,750	13,224,883
4.75%, 08/15/22 (Call 05/15/22)	20,300	20,399,115
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a,b]	5,330	5,277,285

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Celanese U.S. Holdings LLC
4.63%, 11/15/22	$8,700	$8,665,895
5.88%, 06/15/21[a]	8,400	9,030,120
6.63%, 10/15/18 (Call 10/15/14)	10,380	10,993,465
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	12,275	12,203,239
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	25,400	26,289,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/31/14)[a]	20,250	21,133,236
9.00%, 11/15/20 (Call 11/15/15)[a]	7,950	8,148,750
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	10,000	10,175,000
8.63%, 03/15/21 (Call 09/15/15)[a]	11,010	12,441,300
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	14,610	15,997,950
8.38%, 02/15/19 (Call 02/15/15)[b]	15,050	16,627,171
Ineos Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[b]	2,725	2,799,938
6.13%, 08/15/18 (Call 05/15/15)[a,b]	12,025	12,460,906
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)[a]	19,000	20,330,000
9.00%, 01/15/21 (Call 01/15/16)[a]	11,408	9,639,760
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)[a]	20,600	21,346,750

Security	Principal (000s)	Value

Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a,b]	$21,475	$22,387,687

		284,675,768
COMMERCIAL BANKS — 3.01%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	10,561	10,376,183
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[b,c]	7,400	9,398,000
CIT Group Inc.
3.88%, 02/19/19	12,000	12,224,020
4.25%, 08/15/17	27,650	29,198,400
4.75%, 02/15/15[b]	8,600	8,858,000
5.00%, 05/15/17	27,800	29,902,375
5.00%, 08/15/22[a]	23,750	24,996,875
5.00%, 08/01/23[a]	13,400	13,977,875
5.25%, 03/15/18	32,076	34,762,365
5.38%, 05/15/20[a]	13,750	14,850,998
5.50%, 02/15/19[b]	32,380	35,175,896
Commerzbank AG
8.13%, 09/19/23[a,b]	9,450	10,707,795
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b,c]	14,345	14,703,625
8.38%, 12/31/49 (Call 10/13/19)[a,b,c]	16,600	18,675,000
Fifth Third Bancorp
5.10%, 12/31/49 (Call 06/30/23)[c]	10,350	9,573,750
Regions Bank
7.50%, 05/15/18	10,200	12,131,625
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,887,500
Royal Bank of Scotland Group PLC
6.00%, 12/19/23[a]	21,321	22,013,933

94	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.10%, 06/10/23[a]	$19,500	$20,340,280
6.13%, 12/15/22[a]	37,900	39,838,956
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	13,415	14,354,050
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,c]	16,875	17,929,688

		408,877,189
COMMERCIAL SERVICES & SUPPLIES — 2.36%
ADT Corp. (The)
2.25%, 07/15/17	15,000	14,876,880
3.50%, 07/15/22	11,400	10,402,806
4.13%, 06/15/23	13,950	13,041,498
6.25%, 10/15/21[a,b]	19,500	20,589,110
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	17,550	19,129,500
10.75%, 10/15/19 (Call 10/15/16)[b]	13,550	14,871,125
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	10,550	10,866,500
8.75%, 12/01/20 (Call 12/01/15)[a,b]	1,990	2,069,600
8.75%, 12/01/20 (Call 12/01/15)[a]	8,181	8,528,693
Ceridian Corp.
8.88%, 07/15/19 (Call 07/15/15)[b]	16,250	18,547,066
11.25%, 11/15/15 (Call 03/31/14)[a]	12,450	12,512,250
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	3,675	4,200,554
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	10,725	10,939,500
5.25%, 08/01/20 (Call 08/01/16)[a]	12,779	13,162,370

Security	Principal (000s)	Value

Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	$2,250	$2,294,863
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	14,700	12,127,500
Interactive Data Corp.
10.25%, 08/01/18 (Call 08/01/14)[a]	9,650	10,458,187
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	16,450	16,079,875
6.00%, 08/15/23 (Call 08/15/18)[a]	11,400	12,140,715
7.75%, 10/01/19 (Call 10/01/15)	7,680	8,539,151
8.38%, 08/15/21 (Call 08/15/14)	9,050	9,671,307
R.R. Donnelley & Sons Co.
7.00%, 02/15/22[a]	7,100	7,881,000
7.63%, 06/15/20	6,850	7,757,625
7.88%, 03/15/21[a]	8,575	9,775,500
8.25%, 03/15/19	8,350	9,769,500
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a,b]	9,850	10,379,437
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	11,750	12,682,656
West Corp.
7.88%, 01/15/19 (Call 11/15/14)[a]	13,050	14,012,437
8.63%, 10/01/18 (Call 10/01/14)	3,540	3,814,350

		321,121,555
COMMUNICATIONS EQUIPMENT — 0.72%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	9,450	9,709,621
6.75%, 11/15/20 (Call 11/15/16)[b]	15,880	16,872,500
8.88%, 01/01/20 (Call 07/01/16)[b]	9,050	10,266,635

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	$17,040	$16,912,200
10.50%, 03/01/21 (Call 03/01/17)[a,b]	22,845	21,588,525
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a,b]	4,951	5,390,401
Nokia OYJ
5.38%, 05/15/19	16,500	17,527,214

		98,267,096
COMPUTERS & PERIPHERALS — 0.38%
Dell Inc.
3.10%, 04/01/16	2,150	2,181,085
4.63%, 04/01/21[a]	7,700	7,168,857
5.65%, 04/15/18	8,900	9,276,508
5.88%, 06/15/19[a]	5,600	5,836,921
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[a]	9,150	9,218,625
5.00%, 07/15/22 (Call 07/15/17)	13,250	13,415,625
5.88%, 12/15/21 (Call 12/15/17)[b]	4,750	5,082,500

		52,180,121
CONSTRUCTION & ENGINEERING — 0.12%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	7,650	8,264,789
8.88%, 11/01/17[b]	7,293	8,217,701

		16,482,490
CONSTRUCTION MATERIALS — 0.32%
Lafarge SA
6.20%, 07/09/15[b]	3,325	3,553,207
6.50%, 07/15/16	8,000	8,817,309
Vulcan Materials Co.
6.50%, 12/01/16[a]	8,550	9,661,500
7.00%, 06/15/18[a]	7,900	9,124,500
7.50%, 06/15/21	10,250	11,966,875

		43,123,391
CONSUMER FINANCE — 4.68%
Ally Financial Inc.
2.75%, 01/30/17	1,700	1,724,748
3.13%, 01/15/16[a]	13,000	13,319,892

Security	Principal (000s)	Value

3.50%, 07/18/16	$20,100	$20,753,250
3.50%, 01/27/19	15,350	15,445,938
4.63%, 06/26/15[a]	28,290	29,409,022
4.75%, 09/10/18[a]	12,950	13,791,750
5.50%, 02/15/17[a]	26,240	28,688,053
6.25%, 12/01/17[a]	19,110	21,462,575
7.50%, 09/15/20[a]	25,500	30,842,398
8.00%, 12/31/18[a]	9,525	11,340,495
8.00%, 03/15/20[a]	32,510	40,393,675
8.30%, 02/12/15	19,850	21,115,174
General Motors Financial Co. Inc.
2.75%, 05/15/16	11,865	12,087,351
3.25%, 05/15/18	14,570	14,911,063
4.25%, 05/15/23[a]	16,265	16,386,988
4.75%, 08/15/17	24,284	26,277,046
6.75%, 06/01/18[a]	10,315	11,965,274
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[a,b,c]	10,400	9,880,000
SLM Corp.
4.63%, 09/25/17[a]	11,086	11,584,539
4.88%, 06/17/19[a]	20,000	20,600,000
5.50%, 01/15/19[a]	18,400	19,439,455
5.50%, 01/25/23[a]	16,565	16,370,840
6.00%, 01/25/17	21,400	23,385,852
6.25%, 01/25/16	38,961	42,161,708
7.25%, 01/25/22[a]	15,600	17,183,912
8.00%, 03/25/20[a]	25,600	29,505,382
8.45%, 06/15/18[a]	43,850	51,980,557
Springleaf Finance Corp.
6.90%, 12/15/17	36,980	40,539,325
7.75%, 10/01/21[a]	7,850	8,713,500
Series I
5.40%, 12/01/15[a]	13,800	14,490,000

		635,749,762
CONTAINERS & PACKAGING — 1.47%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[a,b]	9,200	9,809,500
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,676	14,038,670

96	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[a,b]	$5,325	$5,524,688
6.75%, 01/31/21 (Call 01/31/17)[b]	6,700	6,968,000
7.38%, 10/15/17 (Call 10/15/14)[a,b]	2,150	2,289,768
Ball Corp.
4.00%, 11/15/23[a]	13,750	13,173,579
5.00%, 03/15/22[a]	13,200	13,615,986
5.75%, 05/15/21 (Call 11/15/15)[a]	8,900	9,478,500
6.75%, 09/15/20 (Call 03/15/15)	7,780	8,441,300
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)[a]	8,350	8,862,740
9.75%, 01/15/21 (Call 01/15/16)[a]	14,450	16,778,092
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[b]	8,950	9,218,500
6.00%, 06/15/17 (Call 06/15/16)[a,b]	9,900	10,271,250
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	11,000	11,990,000
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	16,500	16,211,250
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[a,b]	6,850	6,969,875
6.50%, 12/01/20 (Call 09/01/20)[a,b]	7,500	8,231,250
8.13%, 09/15/19 (Call 09/15/15)[b]	12,210	13,690,462
8.38%, 09/15/21 (Call 09/15/16)[a,b]	12,270	14,171,850

		199,735,260

Security	Principal (000s)	Value

DISTRIBUTORS — 0.69%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	$21,850	$23,925,750
8.13%, 04/15/19 (Call 04/15/15)	19,940	22,407,575
11.00%, 04/15/20 (Call 04/15/16)[a]	11,580	14,142,075
11.50%, 07/15/20 (Call 10/15/16)[a]	16,300	19,886,000
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	12,875	13,679,688

		94,041,088
DIVERSIFIED CONSUMER SERVICES — 0.43%
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	24,300	26,001,000
Service Corp. International
5.38%, 01/15/22 (Call 07/15/17)[b]	8,400	8,547,000
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)	11,850	12,316,890
8.00%, 02/15/20 (Call 02/15/15)	10,800	11,548,387

		58,413,277
DIVERSIFIED FINANCIAL SERVICES — 0.55%
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	25,125	25,815,937
ING U.S. Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	12,675	12,421,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)[a]	6,850	6,884,250
6.50%, 07/01/21 (Call 01/01/17)[a]	10,800	10,260,000
7.88%, 10/01/20 (Call 10/01/16)	6,700	6,783,750

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[b]	$11,450	$12,008,188

		74,173,625
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.46%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[b]	13,900	14,438,625
7.88%, 12/15/19 (Call 12/15/15)[b]	6,750	7,374,375
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[b]	6,800	7,208,000
9.88%, 12/15/20 (Call 12/15/16)[b]	6,750	7,695,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	18,250	17,793,750
5.25%, 03/15/21 (Call 03/15/16)[a,b]	7,750	7,827,500
5.25%, 09/30/22 (Call 09/30/17)	20,250	20,224,688
5.75%, 09/01/23 (Call 03/01/18)[b]	9,700	9,736,375
5.75%, 01/15/24 (Call 07/15/18)[a]	16,650	16,712,438
6.50%, 04/30/21 (Call 04/30/15)	25,430	27,178,312
6.63%, 01/31/22 (Call 01/31/17)[a]	14,950	16,071,250
7.00%, 01/15/19 (Call 03/31/14)[a]	22,925	24,243,187
7.25%, 10/30/17 (Call 03/31/14)[a]	14,580	15,454,800
7.38%, 06/01/20 (Call 12/01/15)[a]	13,020	14,240,625
8.13%, 04/30/20 (Call 04/30/15)[a]	15,050	16,460,938
CenturyLink Inc.
5.80%, 03/15/22[a]	21,452	21,988,300
6.00%, 04/01/17[a]	9,900	10,939,500
6.45%, 06/15/21	22,300	23,916,750

Security	Principal (000s)	Value

Series V
5.63%, 04/01/20[a]	$17,760	$18,559,200
Series W
6.75%, 12/01/23	12,300	13,099,500
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	10,244	11,140,350
8.75%, 03/15/18 (Call 03/31/14)	12,420	12,994,425
Embarq Corp.
7.08%, 06/01/16	15,250	17,119,717
Frontier Communications Corp.
7.13%, 03/15/19	9,500	10,473,750
7.13%, 01/15/23[a]	14,300	14,979,250
7.63%, 04/15/24[a]	14,450	15,280,875
8.13%, 10/01/18[a]	9,450	10,985,625
8.25%, 04/15/17[a]	8,770	10,195,125
8.50%, 04/15/20[a]	18,165	20,980,575
8.75%, 04/15/22	17,510	19,961,400
Hughes Satellite Systems Corp.
6.50%, 06/15/19	18,320	20,083,300
7.63%, 06/15/21	15,790	17,803,225
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)[b]	9,800	10,437,000
7.75%, 06/01/21 (Call 06/01/17)[a,b]	30,375	32,729,062
8.13%, 06/01/23 (Call 06/01/18)[b]	12,850	13,958,313
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a,b]	33,035	32,704,650
6.63%, 12/15/22 (Call 12/15/17)[b]	11,300	11,921,500
6.63%, 12/15/22 (Call 12/15/17)[a]	13,800	14,559,000
7.25%, 04/01/19 (Call 04/01/15)	24,213	26,089,507
7.25%, 10/15/20 (Call 10/15/15)[a]	39,370	42,814,875
7.50%, 04/01/21 (Call 04/01/16)	19,165	21,129,412
8.50%, 11/01/19 (Call 11/01/14)	10,500	11,340,000

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,b,c]	$11,100	$11,612,820
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)	10,850	12,477,500
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a,b]	6,525	6,916,500
7.00%, 06/01/20 (Call 06/01/16)[a]	14,800	16,150,500
8.13%, 07/01/19 (Call 07/01/15)	21,950	24,118,660
8.63%, 07/15/20 (Call 01/15/16)	17,145	19,288,125
9.38%, 04/01/19 (Call 04/01/15)[a]	9,630	10,713,375
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)[a]	11,700	12,914,460
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	13,707	14,426,618
SoftBank Corp.
4.50%, 04/15/20[a,b]	22,400	22,456,000
Telecom Italia Capital SA
7.00%, 06/04/18	3,800	4,308,250
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)[a]	15,900	16,178,250
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	17,300	18,467,750
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	12,070	13,337,350
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	10,950	11,908,125
Virgin Media Finance PLC
6.38%, 04/15/23 (Call 04/15/18)[a,b]	13,350	14,017,500
8.38%, 10/15/19 (Call 10/15/14)[a]	9,450	10,198,758

Security	Principal (000s)	Value

Virgin Media Secured Finance PLC
5.38%, 04/15/21 (Call 04/15/17)[b]	$17,950	$18,443,625
Wind Acquisition Holdings Finance SA
6.50%, 04/30/20 (Call 04/30/16)[a,b]	11,925	13,117,500
7.25%, 02/15/18 (Call 03/31/14)[b]	30,500	32,082,120
11.75%, 07/15/17 (Call 03/31/14)[b]	34,085	36,130,100
12.25%, 07/15/17 (Call 03/31/14)[a,b]	15,200	15,808,000
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	12,000	11,820,000
7.50%, 06/01/22 (Call 06/01/17)[a]	10,650	11,315,625
7.50%, 04/01/23 (Call 04/01/16)[a]	9,350	9,840,875
7.75%, 10/15/20 (Call 10/15/15)	11,715	12,637,556
7.75%, 10/01/21 (Call 10/01/16)[a]	15,150	16,362,000
7.88%, 11/01/17[a]	18,125	20,798,437

		1,148,690,428
ELECTRIC UTILITIES — 2.03%
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	10,620	11,412,527
7.25%, 10/15/21 (Call 07/15/21)[a]	11,890	11,849,475
EDP Finance BV
4.90%, 10/01/19[a,b]	22,000	23,049,400
5.25%, 01/14/21[b]	12,948	13,468,510
6.00%, 02/02/18[b]	13,000	14,158,300
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[b,c]	16,000	17,819,200

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
6.88%, 08/15/17 (Call 02/15/15)[a,b]	$3,500	$3,587,272
10.00%, 12/01/20 (Call 12/01/15)[a]	37,342	38,835,680
10.25%, 12/01/20 (Call 12/01/15)[b]	21,050	21,892,000
12.25%, 03/01/22 (Call 03/01/17)[a,b]	31,020	35,983,200
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	4,200	4,222,411
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	11,300	11,071,842
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)[a]	9,000	9,518,041
7.25%, 04/01/16[a,b]	8,645	9,555,341
PPL Capital Funding Inc.
Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	10,150	10,200,750
RRI Energy Inc.
7.88%, 06/15/17[a]	11,770	11,946,626
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	25,300	18,595,500
15.00%, 04/01/21 (Call 10/01/15)[a]	30,400	8,360,000

		275,526,075
ELECTRICAL EQUIPMENT — 0.18%
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	10,120	11,294,704
7.88%, 02/15/19 (Call 02/15/15)[a,b]	12,050	13,052,340

		24,347,044

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.25%
Flextronics International Ltd.
4.63%, 02/15/20[a]	$8,425	$8,511,186
5.00%, 02/15/23	9,300	9,379,970
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[b]	8,850	8,982,750
6.13%, 12/15/19 (Call 12/15/15)[b]	6,400	6,720,000

		33,593,906
ENERGY EQUIPMENT & SERVICES — 0.72%
CGG
6.50%, 06/01/21 (Call 06/01/16)[a]	11,760	12,060,907
7.75%, 05/15/17 (Call 03/31/14)[a]	8,585	8,792,246
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b]	8,150	9,088,521
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/01/16)	8,450	8,390,107
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	11,725	11,988,515
7.50%, 11/01/19 (Call 11/01/15)	18,900	20,383,845
Oil States International Inc.
5.13%, 01/15/23 (Call 01/15/18)	3,200	3,585,759
6.50%, 06/01/19 (Call 06/01/14)	150	158,625
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	12,825	12,869,543
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	10,270	10,979,827

		98,297,895

100	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 0.68%
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	$13,150	$14,432,125
8.00%, 08/15/20 (Call 08/15/15)[a]	10,400	11,664,012
9.25%, 03/15/20 (Call 03/15/16)[a]	15,900	18,312,008
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	7,300	7,354,750
8.00%, 05/01/16	12,500	13,781,250
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)[a]	24,450	26,498,910

		92,043,055
FOOD PRODUCTS — 1.22%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[b]	18,850	19,910,312
Big Heart Pet Brands
7.63%, 02/15/19 (Call 03/31/14)[a]	22,450	23,404,125
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[b]	49,950	49,700,250
Post Holdings Inc.
6.75%, 12/01/21 (Call 12/01/17)[b]	3,125	3,343,750
7.38%, 02/15/22 (Call 02/15/17)[a]	22,550	24,523,125
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	8,375	8,772,813
5.88%, 08/01/21 (Call 08/01/16)[b]	7,525	7,750,750
6.63%, 08/15/22 (Call 08/15/17)[a]	17,055	18,502,969
7.75%, 07/01/17	8,129	9,419,479

		165,327,573

Security	Principal (000s)	Value

GAS UTILITIES — 0.76%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	$11,350	$12,365,731
7.00%, 05/20/22 (Call 05/20/17)[a]	19,060	20,828,530
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	8,230	8,856,260
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	4,950	5,161,676
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	10,700	11,229,176
7.50%, 11/30/16	28,700	31,792,330
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	11,695	12,472,786

		102,706,489
HEALTH CARE EQUIPMENT & SUPPLIES — 1.15%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	8,375	8,825,156
7.25%, 07/01/18 (Call 12/15/15)	7,400	8,121,500
8.63%, 10/01/18 (Call 10/01/14)	10,215	10,981,125
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	27,550	29,754,000
6.50%, 10/01/20 (Call 10/01/15)[a]	14,000	14,927,500
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/15/14)[b]	13,147	14,658,905

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)[a]	$4,450	$4,872,750
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	15,525	16,572,938
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	30,050	34,820,437
12.50%, 11/01/19 (Call 11/01/15)[a]	11,290	13,068,175

		156,602,486
HEALTH CARE PROVIDERS & SERVICES — 5.43%
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	27,350	28,922,625
7.13%, 07/15/20 (Call 07/15/16)[a]	21,400	23,433,000
8.00%, 11/15/19 (Call 11/15/15)	36,000	39,960,000
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)[a]	18,200	19,292,000
6.38%, 11/01/18 (Call 03/31/14)[a]	14,875	15,618,750
6.63%, 11/01/20 (Call 11/01/14)	13,700	14,744,625
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	14,450	15,533,750
5.88%, 01/31/22[b]	11,450	12,280,125
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a,b]	11,000	11,783,750
6.50%, 09/15/18[b]	5,810	6,536,250
6.88%, 07/15/17[a]	9,900	11,211,750
FWCT-2 Escrow Corp./Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/17)[b]	10,600	10,971,000

Security	Principal (000s)	Value

6.88%, 02/01/22 (Call 02/01/18)[b]	$18,450	$19,603,125
HCA Holdings Inc.
4.75%, 05/01/23	22,650	22,706,625
5.88%, 03/15/22[a]	22,250	24,308,125
6.25%, 02/15/21[a]	17,300	18,857,000
6.50%, 02/15/16[a]	21,250	23,162,500
6.50%, 02/15/20	47,980	54,097,450
7.25%, 09/15/20 (Call 03/15/15)	26,810	29,155,875
7.50%, 02/15/22[a]	32,755	38,077,687
7.75%, 05/15/21 (Call 11/15/15)[a]	26,130	28,938,975
7.88%, 02/15/20 (Call 08/15/14)	22,760	24,353,200
8.00%, 10/01/18[a]	11,850	14,131,125
8.50%, 04/15/19 (Call 04/15/14)	26,900	28,245,000
HCA Inc.
5.88%, 05/01/23[a]	23,950	25,267,250
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[b]	4,850	5,074,313
6.63%, 10/01/20 (Call 10/01/15)	4,000	4,345,000
MultiPlan Inc.
9.88%, 09/01/18 (Call 09/01/14)[b]	150	163,875
Tenet Healthcare Corp.
4.38%, 10/01/21	21,500	21,258,125
4.50%, 04/01/21	17,325	17,281,688
4.75%, 06/01/20[a]	13,100	13,427,500
6.00%, 10/01/20[b]	29,535	31,971,637
6.25%, 11/01/18	21,560	23,877,700
8.00%, 08/01/20 (Call 08/01/15)[a]	15,560	17,116,000
8.13%, 04/01/22	37,100	41,598,375

		737,305,775
HEALTH CARE TECHNOLOGY — 0.09%
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	10,400	11,128,000
12.50%, 03/01/18 (Call 03/01/15)[b]	1,100	1,254,000

		12,382,000

102	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

HOTELS, RESTAURANTS & LEISURE — 4.04%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	$8,150	$8,841,800
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	12,860	14,066,268
Caesars Entertainment Operating Co. Inc.
5.63%, 06/01/15[a]	3,700	3,547,375
8.50%, 02/15/20 (Call 02/15/16)[a]	21,850	20,976,000
9.00%, 02/15/20 (Call 02/15/16)[a]	48,050	46,848,750
10.00%, 12/15/18 (Call 03/31/14)[a]	62,897	30,586,036
10.75%, 02/01/16 (Call 03/31/14)[a]	10,250	8,430,625
11.25%, 06/01/17 (Call 03/31/14)	31,960	32,679,100
12.75%, 04/15/18 (Call 04/15/14)	15,445	8,494,750
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a,b]	18,400	19,567,808
11.00%, 10/01/21 (Call 10/01/16)[a,b]	20,850	22,006,441
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	8,600	8,632,250
6.75%, 06/01/19 (Call 06/01/15)[a]	11,020	11,867,559
10.00%, 10/01/14[a]	1,141	1,196,624
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	7,150	7,418,125
4.88%, 11/01/20 (Call 08/01/20)[b]	10,625	10,996,875
5.38%, 11/01/23 (Call 08/01/23)[a,b]	10,250	10,583,125

Security	Principal (000s)	Value

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a,b]	$11,250	$11,925,000
MGM Resorts International
5.25%, 03/31/20[a]	7,550	7,760,505
6.63%, 07/15/15	14,100	15,024,118
6.63%, 12/15/21[a]	21,250	23,372,692
6.75%, 10/01/20[a]	18,100	20,037,448
7.50%, 06/01/16	12,570	14,026,883
7.63%, 01/15/17[a]	13,850	15,783,819
7.75%, 03/15/22[a]	16,100	18,450,508
8.63%, 02/01/19[a]	14,750	17,632,778
10.00%, 11/01/16	9,100	10,920,000
11.38%, 03/01/18[a]	9,420	12,186,604
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)[a,b]	8,375	9,233,065
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)[a]	15,896	17,286,900
PNK Finance Corp.
6.38%, 08/01/21 (Call 08/01/16)[a,b]	14,940	15,616,609
Sabre Holdings Corp.
8.35%, 03/15/16	8,150	9,128,001
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	13,150	14,662,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	8,650	8,408,121
5.38%, 03/15/22 (Call 03/15/17)[a]	12,300	12,961,125
7.75%, 08/15/20 (Call 08/15/15)[a]	24,220	26,997,261

		548,153,198

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

HOUSEHOLD DURABLES — 1.21%
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[b]	$9,450	$9,709,875
6.50%, 12/15/20 (Call 12/15/15)[a,b]	9,150	9,721,875
Centex Corp.
6.50%, 05/01/16[a]	10,100	11,172,620
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	7,900	8,106,980
3.75%, 03/01/19 (Call 12/01/18)	3,900	3,948,750
5.75%, 08/15/23 (Call 05/15/23)[a]	7,600	7,999,000
Jarden Corp.
7.50%, 05/01/17[a]	8,330	9,558,675
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	9,800	10,682,000
KB Home
7.00%, 12/15/21 (Call 09/15/21)[a]	8,950	9,576,500
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	3,750	3,843,750
4.75%, 12/15/17 (Call 09/15/17)[a]	8,025	8,506,500
4.75%, 11/15/22 (Call 08/15/22)	4,550	4,368,000
12.25%, 06/01/17	11,275	14,544,750
Standard Pacific Corp.
8.38%, 05/15/18	9,225	10,977,750
8.38%, 01/15/21[a]	8,670	10,338,975
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	10,350	10,324,125
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	10,900	10,545,750

Security	Principal (000s)	Value

5.88%, 02/15/22 (Call 11/15/21)	$7,180	$7,718,500
8.91%, 10/15/17[a]	2,750	3,327,500

		164,971,875
HOUSEHOLD PRODUCTS — 0.30%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	18,575	20,061,000
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	8,860	9,590,950
6.63%, 11/15/22 (Call 11/15/17)[a]	9,650	10,494,375

		40,146,325
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.27%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)[a]	12,005	11,655,998
7.38%, 07/01/21 (Call 06/01/21)	15,175	17,252,371
8.00%, 10/15/17	20,771	24,521,788
8.00%, 06/01/20	11,580	13,553,825
9.75%, 04/15/16[a]	2,000	2,343,342
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[a,b]	8,200	8,374,250
6.00%, 01/15/22 (Call 11/01/16)[a,b]	14,350	15,182,632
7.50%, 02/15/21 (Call 11/01/15)[b]	27,287	30,152,135
7.88%, 07/31/20 (Call 07/31/15)[a,b]	16,829	18,648,297
7.88%, 01/15/23 (Call 01/15/17)[a,b]	16,934	19,039,441
GenOn Energy Inc.
9.50%, 10/15/18[a]	9,210	9,567,354
9.88%, 10/15/20 (Call 10/15/15)	11,650	11,937,905
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[a,b]	16,250	16,859,585

104	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.63%, 03/15/23 (Call 09/15/17)[a]	$16,700	$17,616,731
7.63%, 01/15/18	18,430	20,796,467
7.63%, 05/15/19 (Call 05/15/14)[a]	12,620	13,249,443
7.88%, 05/15/21 (Call 05/15/16)[a]	19,100	21,189,498
8.25%, 09/01/20 (Call 09/01/15)[a]	20,655	22,865,112
8.50%, 06/15/19 (Call 06/15/14)[a]	12,605	13,339,269

		308,145,443
INSURANCE — 0.08%
Hartford Financial Services Group Inc.
8.13%, 06/15/68 (Call 06/15/18)[c]	9,042	10,579,140

		10,579,140
INTERNET & CATALOG RETAIL — 0.33%
QVC Inc.
4.38%, 03/15/23	11,525	11,201,347
5.13%, 07/02/22	8,350	8,526,619
7.38%, 10/15/20 (Call 04/15/15)[b]	9,814	10,672,725
7.50%, 10/01/19 (Call 10/01/14)[b]	13,000	13,910,000

		44,310,691
INTERNET SOFTWARE & SERVICES — 0.59%
eAccess Ltd.
8.25%, 04/01/18 (Call 04/01/15)[b]	2,900	3,146,500
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	8,800	8,921,000
5.38%, 04/01/23 (Call 04/01/18)[a]	16,600	16,816,042
7.00%, 07/15/21 (Call 07/15/16)[a]	13,600	15,090,427
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	6,850	6,627,375
4.88%, 11/30/18 (Call 11/30/14)[b]	5,600	5,824,000

Security	Principal (000s)	Value

Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)[a]	$13,350	$14,701,688
10.13%, 07/01/20 (Call 07/01/16)[a]	7,725	8,961,000

		80,088,032
IT SERVICES — 2.32%
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	22,700	24,118,750
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a,b]	30,288	32,699,240
7.38%, 06/15/19 (Call 06/15/15)[b]	28,200	30,561,750
8.25%, 01/15/21 (Call 01/15/16)[a,b]	34,652	37,575,485
8.88%, 08/15/20 (Call 08/15/15)[b]	10,000	11,102,725
10.63%, 06/15/21 (Call 04/15/16)[b]	11,000	12,312,742
11.25%, 01/15/21 (Call 01/15/16)[a,b]	12,950	14,698,250
11.75%, 08/15/21 (Call 05/15/16)[a,b]	38,525	41,173,594
11.75%, 08/15/21 (Call 05/15/16)[b]	4,000	4,275,000
12.63%, 01/15/21 (Call 01/15/16)[a]	49,582	59,293,126
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	17,750	18,925,937
7.38%, 11/15/18 (Call 03/31/14)	16,125	17,132,813
7.63%, 11/15/20 (Call 11/15/15)[a]	10,510	11,561,000

		315,430,412
MACHINERY — 0.95%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	7,350	7,717,500

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Case New Holland Inc.
7.88%, 12/01/17	$24,700	$28,899,000
CNH Capital LLC
3.25%, 02/01/17[a]	7,800	7,936,500
3.63%, 04/15/18	9,950	10,086,813
3.88%, 11/01/15[a]	10,570	10,873,887
6.25%, 11/01/16[a]	7,670	8,417,825
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	9,000	10,203,750
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	19,850	20,743,250
SPX Corp.
6.88%, 09/01/17[a]	8,300	9,441,250
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	13,500	14,191,875

		128,511,650
MEDIA — 7.18%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)[a]	11,120	12,786,454
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	10,725	10,741,675
7.75%, 07/15/21 (Call 07/15/16)	10,900	12,371,919
Cablevision Systems Corp.
5.88%, 09/15/22[a]	12,400	12,896,000
7.75%, 04/15/18[a]	14,000	16,135,000
8.00%, 04/15/20[a]	9,700	11,397,500
8.63%, 09/15/17[a]	12,800	15,264,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	12,375	12,328,594
6.38%, 09/15/20 (Call 09/15/15)[a,b]	24,775	26,137,625
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	9,000	8,707,500

Security	Principal (000s)	Value

5.13%, 12/15/22 (Call 12/15/17)[a]	$6,700	$6,672,076
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	23,100	24,283,875
9.00%, 03/01/21 (Call 03/01/16)[a]	32,590	34,138,025
11.25%, 03/01/21 (Call 03/01/16)[a]	7,700	8,562,525
14.00%, 02/01/21 (Call 08/01/15)[a,d]	2,401	2,382,764
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	10,375	10,971,563
6.50%, 11/15/22 (Call 11/15/17)	34,225	36,449,625
Series A
7.63%, 03/15/20 (Call 03/15/15)	1,000	1,075,000
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	31,280	33,782,400
CSC Holdings LLC
6.75%, 11/15/21[a]	16,500	18,645,000
8.63%, 02/15/19[a]	9,270	11,147,175
DISH DBS Corp.
4.25%, 04/01/18	21,900	22,745,248
4.63%, 07/15/17[a]	15,550	16,474,336
5.00%, 03/15/23	26,025	25,927,406
5.13%, 05/01/20	18,450	19,107,141
5.88%, 07/15/22	32,800	34,631,808
6.75%, 06/01/21[a]	32,530	36,514,925
7.13%, 02/01/16	26,184	28,751,037
7.75%, 05/31/15	13,800	14,865,194
7.88%, 09/01/19[a]	23,880	28,050,785
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)[b]	8,575	8,978,460
5.13%, 07/15/20 (Call 07/15/16)[b]	13,750	14,091,399
6.38%, 10/15/23 (Call 10/15/18)[a,b]	9,750	10,210,715

106	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	$13,000	$13,747,500
11.00%, 08/15/18 (Call 08/15/14)[a,b]	4,927	4,532,840
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	8,600	8,562,328
5.38%, 01/15/24 (Call 01/15/19)[b]	2,425	2,498,808
5.88%, 02/01/22 (Call 02/01/17)[a]	7,350	7,772,394
7.88%, 04/15/18 (Call 04/15/14)[a]	10,310	10,786,658
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	15,000	17,145,000
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 03/31/14)[b]	19,450	21,103,250
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	13,000	13,066,797
7.75%, 10/15/18 (Call 10/15/14)[a]	18,840	20,182,350
Quebecor Media Inc.
5.75%, 01/15/23[a]	14,700	14,883,750
Regal Cinemas Corp.
8.63%, 07/15/19 (Call 07/15/14)[a]	1,000	1,071,339
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	6,350	6,492,875
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	10,600	10,619,419
6.13%, 10/01/22 (Call 10/01/17)	9,150	9,463,975
Sirius XM Holdings Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	10,150	9,896,250
4.63%, 05/15/23 (Call 05/15/18)[a,b]	8,825	8,339,625

Security	Principal (000s)	Value

5.25%, 08/15/22 (Call 08/15/17)[a,b]	$6,625	$6,856,875
5.75%, 08/01/21 (Call 08/01/16)[a,b]	11,075	11,504,156
5.88%, 10/01/20 (Call 10/01/16)[b]	8,350	8,777,986
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (Call 01/15/18)[b]	19,200	19,883,856
7.50%, 03/15/19 (Call 03/15/15)[b]	12,500	13,580,395
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	11,025	11,277,945
6.75%, 09/15/22 (Call 09/15/17)[b]	19,650	21,762,375
6.88%, 05/15/19 (Call 05/15/15)[b]	20,300	21,822,500
7.88%, 11/01/20 (Call 11/01/15)[b]	12,830	14,215,528
8.50%, 05/15/21 (Call 11/15/15)[a,b]	15,400	17,074,750
Videotron Ltee
5.00%, 07/15/22	12,150	12,241,125
9.13%, 04/15/18 (Call 03/31/14)[a]	11,174	11,620,960
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	13,250	15,105,000
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	7,739	8,125,950
11.50%, 10/01/18 (Call 10/01/14)	12,690	14,413,944

		975,653,252
METALS & MINING — 3.73%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	10,250	10,173,126
Aleris International Inc.
7.63%, 02/15/18 (Call 03/31/14)[a]	9,600	10,150,956

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

7.88%, 11/01/20 (Call 11/01/15)[a]	$9,050	$9,581,688
ArcelorMittal SA
4.25%, 02/25/15[a]	3,650	3,739,985
4.25%, 08/05/15[a]	21,100	21,721,804
4.25%, 03/01/16[a]	8,550	8,877,064
5.00%, 02/25/17	24,376	26,081,101
5.75%, 08/05/20[a]	12,700	13,626,475
6.00%, 03/01/21[a]	25,785	27,859,501
6.13%, 06/01/18	26,400	29,079,956
6.75%, 02/25/22[a]	18,900	21,015,836
9.50%, 02/15/15	8,543	9,158,569
10.35%, 06/01/19	25,700	32,799,625
Commercial Metals Co.
6.50%, 07/15/17[a]	6,786	7,612,212
7.35%, 08/15/18[a]	9,250	10,579,697
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a,b]	20,474	21,087,962
7.00%, 02/15/21 (Call 02/15/18)[a,b]	20,474	21,087,962
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	19,150	20,227,188
6.38%, 02/01/16 (Call 03/14/14)[a,b]	12,900	13,332,150
6.88%, 02/01/18 (Call 03/31/14)[a,b]	15,950	16,787,375
6.88%, 04/01/22 (Call 04/01/17)[a,b]	17,300	18,770,500
7.00%, 11/01/15 (Call 03/14/14)[a,b]	9,882	10,232,811
8.25%, 11/01/19 (Call 11/01/15)[a,b]	22,920	25,326,600
Novelis Inc.
8.38%, 12/15/17 (Call 03/31/14)[a]	17,600	18,771,942
8.75%, 12/15/20 (Call 12/15/15)[a]	23,290	26,150,117
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)	6,450	6,625,234

Security	Principal (000s)	Value

6.13%, 08/15/19 (Call 08/15/16)[a]	$7,750	$8,497,512
United States Steel Corp.
6.05%, 06/01/17[a]	8,500	9,210,274
7.00%, 02/01/18[a]	8,290	9,160,450
7.38%, 04/01/20[a]	9,650	10,512,304
7.50%, 03/15/22 (Call 03/15/17)[a]	7,800	8,326,500
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	7,900	5,776,875
9.50%, 10/15/19 (Call 10/15/16)[a,b]	8,525	8,610,250
9.88%, 12/15/20 (Call 12/15/16)[a]	8,650	6,692,938

		507,244,539
MULTI-UTILITIES — 0.16%
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	6,427	7,282,526
6.00%, 09/01/21	7,575	8,749,081
6.50%, 12/15/20	4,560	5,394,390

		21,425,997
MULTILINE RETAIL — 0.31%
JC Penney Corp. Inc.
5.65%, 06/01/20	8,200	6,560,000
Neiman Marcus Group Inc. (The)
8.00%, 10/15/21 (Call 10/15/16)[a,b]	14,800	15,836,000
Sears Holdings Corp.
6.63%, 10/15/18[a]	21,045	19,887,525

		42,283,525
OFFICE ELECTRONICS — 0.18%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	21,260	23,386,000
12.54%, 10/12/17 (Call 03/31/14)[a]	902	947,100

		24,333,100
OIL, GAS & CONSUMABLE FUELS — 12.79%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)[a]	24,100	24,644,450

108	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.88%, 04/15/21 (Call 04/15/15)	$12,900	$13,730,646
6.13%, 07/15/22 (Call 01/15/17)[a]	13,380	14,467,492
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[a]	13,115	11,206,162
6.25%, 06/01/21 (Call 06/01/16)[a]	11,940	10,035,451
9.75%, 04/15/18[a]	8,900	9,211,500
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)[b]	11,300	11,506,533
6.00%, 12/01/20 (Call 12/01/15)[a]	12,700	13,493,750
7.25%, 08/01/19 (Call 08/01/14)	1,090	1,171,750
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	16,450	13,670,600
7.25%, 10/01/20 (Call 10/01/15)[a]	8,130	6,650,033
7.25%, 06/15/21 (Call 06/15/16)[a]	17,500	14,175,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	8,350	7,951,697
5.88%, 08/01/23 (Call 02/01/18)	13,675	13,435,757
6.63%, 10/01/20 (Call 10/01/16)[a]	1,800	1,928,189
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	10,500	10,956,163
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[a]	12,900	14,072,035
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[a]	10,300	11,163,246

Security	Principal (000s)	Value

8.25%, 09/01/21 (Call 09/01/16)	$7,970	$8,710,932
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/31/14)[a]	9,925	10,013,031
5.38%, 06/15/21 (Call 06/15/16)	14,050	15,056,833
5.75%, 03/15/23[a]	20,250	21,698,649
6.13%, 02/15/21[a]	19,580	21,727,115
6.50%, 08/15/17[a]	11,250	12,731,746
6.63%, 08/15/20[a]	25,500	29,085,606
7.25%, 12/15/18	14,345	16,811,334
9.50%, 02/15/15	11,656	12,547,926
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)	11,660	12,300,214
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	11,450	12,033,321
5.50%, 04/01/23 (Call 10/01/17)	23,700	24,660,002
6.50%, 01/15/22 (Call 01/15/17)	10,030	10,909,518
7.00%, 01/15/21 (Call 01/15/16)[a]	11,960	13,225,795
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	24,850	25,925,093
8.25%, 04/01/20 (Call 04/01/15)	20,710	22,473,885
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	1,496	1,567,060
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	3,615	3,773,844
6.13%, 03/01/22 (Call 11/01/16)[b]	7,600	7,928,722

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	$10,705	$10,062,700
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	20,550	19,357,023
6.38%, 08/15/21 (Call 08/15/16)	7,280	7,812,820
8.25%, 02/15/20 (Call 02/15/15)	16,590	18,097,903
El Paso LLC
7.00%, 06/15/17	17,015	19,232,177
7.25%, 06/01/18	9,650	11,051,368
8.25%, 02/15/16	3,800	4,124,714
Energy Transfer Equity LP
5.88%, 01/15/24[a]	8,725	8,855,875
7.50%, 10/15/20	19,180	21,865,200
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[b]	9,890	10,320,514
9.25%, 12/15/17 (Call 12/15/14)	12,600	13,752,527
EP Energy LLC/EP Energy Finance Inc.
Series WI 9.38%, 05/01/20 (Call 05/01/16)	32,615	37,833,400
EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)	13,500	14,536,286
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	23,850	23,875,229
9.25%, 02/15/22 (Call 08/15/17)[a,b]	4,250	4,337,014
9.75%, 07/15/20 (Call 07/15/16)[a]	14,695	15,413,386
9.75%, 07/15/20 (Call 07/15/16)[a,b]	4,100	4,300,434
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	12,990	14,305,035

Security	Principal (000s)	Value

Kinder Morgan Finance Co. ULC
5.70%, 01/05/16[a]	$11,745	$12,551,636
Kinder Morgan Inc.
5.00%, 02/15/21 (Call 01/15/21)[b]	9,250	9,319,375
5.63%, 11/15/23 (Call 08/15/23)[a,b]	10,700	10,766,875
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)[a]	7,850	8,040,711
8.13%, 12/01/19 (Call 12/01/15)	7,750	8,605,947
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	3,825	3,901,500
7.38%, 05/01/22 (Call 05/01/17)[a]	10,200	11,298,654
9.50%, 02/15/19 (Call 02/15/15)	11,500	12,767,123
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (Call 05/15/15)[a]	12,750	13,349,436
7.00%, 11/01/19 (Call 11/01/15)[a,b]	30,600	31,770,970
7.75%, 02/01/21 (Call 09/15/15)	16,060	17,404,741
8.63%, 04/15/20 (Call 04/15/15)	16,845	18,327,045
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[a]	14,200	13,747,071
5.50%, 02/15/23 (Call 08/15/17)	12,475	12,879,648
6.25%, 06/15/22 (Call 12/15/16)	7,591	8,195,498
6.75%, 11/01/20 (Call 11/01/15)[a]	9,765	10,638,974
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	8,750	8,992,453

110	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.50%, 03/15/21 (Call 03/15/15)[b]	$15,650	$16,476,680
7.00%, 03/31/24 (Call 09/30/18)[a,b]	15,025	15,755,322
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	8,650	9,086,489
10.75%, 10/01/20 (Call 10/01/16)[a]	10,764	11,812,583
Newfield Exploration Co.
5.63%, 07/01/24	16,150	16,889,615
5.75%, 01/30/22[a]	14,000	15,008,595
6.88%, 02/01/20 (Call 02/01/15)[a]	13,885	14,872,210
7.13%, 05/15/18 (Call 03/31/14)	3,706	3,839,581
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	22,040	21,591,239
9.63%, 06/01/19 (Call 06/01/15)[a,b]	10,350	10,999,952
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,050	7,614,000
6.88%, 03/15/22 (Call 09/15/17)[a,b]	14,975	16,322,750
6.88%, 01/15/23 (Call 07/15/17)	7,950	8,625,750
7.25%, 02/01/19 (Call 02/01/15)[a]	7,015	7,523,588
Peabody Energy Corp.
6.00%, 11/15/18	24,650	26,595,467
6.25%, 11/15/21[a]	22,078	22,925,521
6.50%, 09/15/20[a]	10,570	11,217,420
7.38%, 11/01/16	11,996	13,530,402
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	11,350	12,555,938
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.50%, 05/15/21 (Call 05/15/16)	7,500	7,877,037

Security	Principal (000s)	Value

8.38%, 06/01/20 (Call 06/01/16)[a]	$10,534	$11,758,578
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	11,450	11,337,102
5.38%, 10/01/22 (Call 07/01/22)[a]	5,960	5,975,416
6.88%, 03/01/21	11,450	12,516,166
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	11,000	11,292,657
5.00%, 03/15/23 (Call 03/15/18)	12,250	12,422,882
5.75%, 06/01/21 (Call 06/01/16)	8,500	9,130,081
6.75%, 08/01/20 (Call 08/01/15)	9,750	10,579,220
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)[a]	12,000	11,188,075
5.50%, 04/15/23 (Call 10/15/17)[a]	10,850	10,931,375
5.75%, 09/01/20 (Call 06/01/20)	6,650	6,943,875
5.88%, 03/01/22 (Call 01/01/22)	4,000	4,179,200
6.50%, 07/15/21 (Call 07/15/16)[a]	10,000	10,825,000
6.88%, 12/01/18 (Call 12/01/14)	12,480	13,322,400
Rockies Express Pipeline LLC
3.90%, 04/15/15[b]	8,700	8,749,663
5.63%, 04/15/20[a,b]	14,840	14,250,975
6.00%, 01/15/19[b]	8,975	8,888,229
6.85%, 07/15/18[a,b]	8,650	8,853,784
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)[a]	4,600	4,721,542
5.88%, 06/01/22 (Call 12/01/17)	11,810	12,125,981

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Sabine Pass Liquefaction LLC
5.63%, 04/15/23[a,b]	$14,350	$14,053,430
5.88%, 02/01/21[a,b]	33,650	34,407,125
6.25%, 03/15/22[b]	9,600	9,859,115
Samson Investment Co.
10.75%, 02/15/20 (Call 02/15/16)[a,b]	33,730	37,364,414
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	19,370	20,355,209
7.50%, 02/15/23 (Call 08/15/17)[a]	13,650	14,366,625
8.13%, 10/15/22 (Call 04/15/17)[a]	12,550	13,484,755
8.75%, 01/15/20 (Call 01/15/15)[a]	8,875	9,584,685
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	7,750	8,258,171
7.13%, 12/15/21 (Call 12/15/16)	12,910	14,346,959
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a,b]	8,825	8,584,806
6.50%, 01/01/23 (Call 07/01/17)	7,777	8,316,373
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[a,b]	11,050	10,351,802
5.25%, 05/01/23 (Call 11/01/17)	12,750	12,790,648
6.88%, 02/01/21 (Call 02/01/16)	9,900	10,687,209
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	1,700	1,784,881
5.38%, 10/01/22 (Call 10/01/17)[a]	10,675	10,987,084
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 10/15/16)[a]	4,400	4,602,926

Security	Principal (000s)	Value

Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[a,b]	$2,700	$2,855,250
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	20,250	21,414,375
5.75%, 03/15/21 (Call 12/15/20)	14,675	15,849,000
WPX Energy Inc.
5.25%, 01/15/17[a]	2,800	3,006,251
6.00%, 01/15/22 (Call 10/15/21)[a]	20,045	20,355,758

		1,737,121,533
PAPER & FOREST PRODUCTS — 0.07%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[a]	8,900	9,556,375

		9,556,375
PHARMACEUTICALS — 1.92%
Endo Finance Co.
5.75%, 01/15/22 (Call 01/15/17)[a,b]	12,075	12,497,625
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	9,700	10,524,500
7.00%, 12/15/20 (Call 12/15/15)[a]	9,120	9,895,200
7.25%, 01/15/22 (Call 07/15/16)[a]	7,900	8,690,000
Forest Laboratories Inc.
4.38%, 02/01/19[b]	7,025	7,499,188
4.88%, 02/15/21[b]	12,000	12,825,000
5.00%, 12/15/21[b]	16,850	18,029,500
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	9,125	9,877,812
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[b]	4,850	5,141,000
6.38%, 10/15/20 (Call 10/15/16)[a,b]	36,850	40,258,625

112	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.75%, 10/01/17 (Call 10/01/14)[b]	$8,900	$9,434,000
6.75%, 08/15/21 (Call 02/15/16)[a,b]	13,020	14,175,525
6.88%, 12/01/18 (Call 12/01/14)[b]	18,250	19,436,250
7.00%, 10/01/20 (Call 10/01/15)[b]	14,085	15,370,256
7.25%, 07/15/22 (Call 07/15/16)[a,b]	11,150	12,404,375
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[b]	22,300	24,530,000
7.50%, 07/15/21 (Call 07/15/16)[b]	26,150	29,745,625

		260,334,481
PROFESSIONAL SERVICES — 0.09%
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[a,b]	11,461	12,821,994

		12,821,994
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	12,875	12,939,375
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[a,b]	6,750	6,783,751

		19,723,126
ROAD & RAIL — 0.80%
Aviation Capital Group Corp.
3.88%, 09/27/16[b]	8,100	8,383,500
6.75%, 04/06/21[b]	13,690	14,990,550
7.13%, 10/15/20[b]	5,215	5,853,837
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	4,350	4,388,063
8.25%, 01/15/19 (Call 10/15/14)	12,500	13,466,344

Security	Principal (000s)	Value

Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	$12,650	$13,472,247
6.25%, 10/15/22 (Call 10/15/17)[a]	1,550	1,641,067
6.75%, 04/15/19 (Call 04/15/15)[a]	20,600	22,089,924
7.38%, 01/15/21 (Call 01/15/16)	9,725	10,703,705
7.50%, 10/15/18 (Call 10/15/14)[a]	13,200	14,113,963

		109,103,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.18%
Advanced Micro Devices Inc.
6.75%, 03/01/19[b]	8,450	8,488,053
7.50%, 08/15/22[a]	9,150	9,084,679
7.75%, 08/01/20 (Call 08/01/15)[a]	8,800	9,053,000
8.13%, 12/15/17 (Call 03/31/14)[a]	10,970	11,465,968
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	6,575	6,788,687
6.63%, 06/01/21 (Call 06/01/15)[a]	7,925	8,355,559
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	8,350	8,502,661
6.00%, 01/15/22 (Call 11/15/16)[a,b]	13,740	14,556,277
8.05%, 02/01/20 (Call 06/01/15)[a]	13,300	14,609,832
10.13%, 12/15/16 (Call 03/20/14)[a]	1,278	1,305,158
10.75%, 08/01/20 (Call 08/01/15)[a]	10,980	12,741,669
Micron Technology Inc.
5.88%, 02/15/22 (Call 02/15/17)[b]	3,650	3,805,125
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	10,500	10,762,500
3.75%, 06/01/18[b]	9,525	9,620,250

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.75%, 02/15/21 (Call 02/15/17)[a,b]	$10,075	$10,679,500
5.75%, 03/15/23 (Call 03/15/18)[b]	950	997,500
Sensata Technologies BV
4.88%, 10/15/23[b]	9,473	9,283,540
6.50%, 05/15/19 (Call 05/15/15)[b]	9,550	10,242,375

		160,342,333
SOFTWARE — 0.93%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	26,800	28,739,106
6.13%, 09/15/23 (Call 09/15/18)[a,b]	12,575	13,616,312
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	24,675	25,939,594
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	16,900	19,097,000
11.50%, 07/15/18 (Call 07/15/15)	11,770	13,667,912
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	18,150	18,150,000
NuStar Logistics LP
4.80%, 09/01/20	7,918	7,713,914

		126,923,838
SPECIALTY RETAIL — 1.60%
Best Buy Co. Inc.
5.00%, 08/01/18	8,700	8,993,625
5.50%, 03/15/21 (Call 12/15/20)[a]	10,850	10,809,313
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	8,005	7,764,850
9.00%, 03/15/19 (Call 03/15/15)[a,b]	19,500	20,475,000
L Brands Inc.
5.63%, 02/15/22	18,800	19,740,000
5.63%, 10/15/23[a]	5,000	5,225,000
6.63%, 04/01/21[a]	16,040	18,004,900

Security	Principal (000s)	Value

6.90%, 07/15/17	$13,162	$15,070,490
7.00%, 05/01/20[a]	8,460	9,665,550
8.50%, 06/15/19[a]	8,950	10,851,875
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	16,655	17,862,487
Party City Holdings Inc. Series WI
8.88%, 08/01/20 (Call 08/01/15)[a]	13,200	14,652,000
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 03/31/14)[a,b]	10,050	10,803,750
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	14,450	15,317,000
6.88%, 11/15/19 (Call 11/15/15)[a]	12,250	13,444,375
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	8,450	7,309,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/31/14)[a]	10,975	11,276,812

		217,266,277
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	17,080	18,766,650
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	12,000	13,170,000
7.63%, 05/15/20 (Call 05/15/15)[a]	4,800	5,232,000
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[a]	11,425	11,310,750
7.38%, 05/15/20 (Call 05/15/15)	5,351	5,926,233

		54,405,633

114	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

TOBACCO — 1.65%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	$52,600	$54,967,000
6.88%, 02/15/21 (Call 02/15/16)[a]	16,700	18,140,375
7.13%, 04/15/19 (Call 10/15/14)	21,215	22,514,419
7.88%, 08/15/19 (Call 08/15/15)[a]	24,510	27,052,912
8.25%, 02/15/21 (Call 02/15/16)[a]	16,405	17,922,463
8.50%, 05/15/18 (Call 05/15/14)[a]	14,860	15,640,150
9.00%, 04/15/19 (Call 10/15/14)[a]	25,425	27,331,875
9.88%, 08/15/19 (Call 08/15/15)	36,021	40,523,625

		224,092,819
TRADING COMPANIES & DISTRIBUTORS — 2.75%
Aircastle Ltd.
4.63%, 12/15/18[a]	7,300	7,556,274
6.25%, 12/01/19[a]	5,950	6,440,875
6.75%, 04/15/17[a]	9,000	10,056,281
9.75%, 08/01/18 (Call 08/01/14)[a]	6,375	6,885,000
International Lease Finance Corp.
3.88%, 04/15/18	12,500	12,812,500
4.63%, 04/15/21	11,100	11,211,000
4.88%, 04/01/15	13,550	14,057,439
5.75%, 05/15/16[a]	19,010	20,515,324
5.88%, 04/01/19[a]	12,300	13,525,791
5.88%, 08/15/22[a]	13,700	14,659,000
6.25%, 05/15/19[a]	19,850	22,249,903
6.75%, 09/01/16[b]	17,600	19,782,205
7.13%, 09/01/18[b]	22,400	26,162,320
8.25%, 12/15/20	16,880	20,672,568
8.63%, 09/15/15	20,050	22,176,838
8.63%, 01/15/22	11,300	14,092,999
8.75%, 03/15/17	25,150	29,640,834
8.88%, 09/01/17[a]	6,000	7,204,394

Security	Principal (000s)	Value

United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	$13,600	$14,576,386
6.13%, 06/15/23 (Call 12/15/17)[a]	7,500	7,931,250
7.38%, 05/15/20 (Call 05/15/16)	11,100	12,382,565
7.63%, 04/15/22 (Call 04/15/17)	20,950	23,727,813
8.25%, 02/01/21 (Call 02/01/16)	12,295	13,831,875
8.38%, 09/15/20 (Call 09/15/15)[a]	14,610	16,316,565
9.25%, 12/15/19 (Call 12/15/14)	4,460	4,899,283

		373,367,282
TRANSPORTATION INFRASTRUCTURE — 0.16%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	20,003	21,750,488

		21,750,488
WIRELESS TELECOMMUNICATION SERVICES — 5.92%
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	26,800	30,384,500
Crown Castle International Corp.
5.25%, 01/15/23[a]	27,075	27,718,031
7.13%, 11/01/19 (Call 11/01/14)[a]	10,750	11,475,625
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	20,420	21,874,925
7.88%, 09/01/18 (Call 09/01/14)[a]	18,965	20,197,725
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	7,978	7,758,605
6.63%, 10/15/21 (Call 10/15/17)[b]	6,410	6,698,450

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)[a]	$20,550	$7,552,125
8.88%, 12/15/19 (Call 12/15/14)[a]	10,760	4,734,400
10.00%, 08/15/16 (Call 03/31/14)[a]	11,260	5,151,450
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a,b]	12,200	8,479,000
11.38%, 08/15/19 (Call 02/15/17)[a,b]	15,850	11,689,375
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[a]	8,600	8,997,750
Sprint Communications Inc.
6.00%, 12/01/16[a]	37,950	41,507,812
6.00%, 11/15/22[a]	40,550	41,665,125
7.00%, 03/01/20[a,b]	20,550	23,683,875
7.00%, 08/15/20[a]	25,700	28,045,125
8.38%, 08/15/17[a]	22,320	26,170,200
9.00%, 11/15/18[b]	50,470	61,636,487
9.13%, 03/01/17[a]	20,950	24,799,563
11.50%, 11/15/21[a]	13,620	18,250,800
Sprint Corp.
7.13%, 06/15/24[a,b]	39,300	41,363,250
7.25%, 09/15/21[b]	37,600	41,172,000
7.88%, 09/15/23[b]	68,850	76,251,375
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	12,950	13,662,250
6.13%, 01/15/22 (Call 01/15/18)[a]	11,700	12,358,125
6.25%, 04/01/21 (Call 04/01/17)[a]	34,950	37,396,500
6.46%, 04/28/19 (Call 04/28/15)[a]	13,700	14,641,875
6.50%, 01/15/24 (Call 01/15/19)[a]	14,925	15,820,500
6.54%, 04/28/20 (Call 04/28/16)	19,175	20,804,875
6.63%, 04/28/21 (Call 04/28/17)[a]	26,525	28,746,469

Security	Principal or Shares (000s)	Value

6.63%, 04/01/23 (Call 04/01/18)[a]	$30,475	$32,760,625
6.73%, 04/28/22 (Call 04/28/17)	25,450	27,486,000
6.84%, 04/28/23 (Call 04/28/18)[a]	2,325	2,522,625

		803,457,417

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,871,048,021)		13,277,187,480

SHORT-TERM INVESTMENTS — 18.72%

MONEY MARKET FUNDS — 18.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	2,272,835	2,272,835,305
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	191,149	191,149,347
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	78,243	78,242,595

		2,542,227,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,542,227,247)		2,542,227,247

TOTAL INVESTMENTS IN SECURITIES — 116.48%
(Cost: $15,413,275,268)		15,819,414,727
Other Assets, Less Liabilities — (16.48)%		(2,238,555,474)

NET ASSETS — 100.00%		$13,580,859,253

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

116	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.94%

AEROSPACE & DEFENSE — 1.82%
Boeing Co. (The)
4.88%, 02/15/20[a]	$4,277	$4,841,847
General Dynamics Corp.
1.00%, 11/15/17	1,900	1,873,895
2.25%, 11/15/22 (Call 08/15/22)	15,685	14,530,109
Honeywell International Inc.
4.25%, 03/01/21	3,126	3,428,595
5.00%, 02/15/19	11,037	12,566,954
5.30%, 03/01/18	7,983	9,142,247
L-3 Communications Corp.
4.75%, 07/15/20	8,023	8,543,402
5.20%, 10/15/19[a]	9,715	10,716,130
Lockheed Martin Corp.
3.35%, 09/15/21[a]	22,179	22,631,330
4.07%, 12/15/42	8,000	7,438,770
4.25%, 11/15/19	1,872	2,039,861
Northrop Grumman Corp.
1.75%, 06/01/18	4,086	4,055,605
3.25%, 08/01/23	17,235	16,521,173
4.75%, 06/01/43[a]	7,750	7,723,331
Precision Castparts Corp.
1.25%, 01/15/18	18,254	18,025,073
2.50%, 01/15/23 (Call 10/15/22)	4,125	3,863,107
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,500	1,406,045
3.13%, 10/15/20	19,845	20,337,525
United Technologies Corp.
1.80%, 06/01/17	14,922	15,251,754
3.10%, 06/01/22	25,087	25,161,523
4.50%, 04/15/20	16,415	18,216,440
4.50%, 06/01/42	39,164	39,771,590
5.38%, 12/15/17	9,888	11,335,105
5.70%, 04/15/40	5,355	6,385,420
6.13%, 02/01/19	5,638	6,715,097
6.13%, 07/15/38[a]	12,041	15,083,009

		307,604,937

Security	Principal (000s)	Value
AIR FREIGHT & LOGISTICS — 0.49%
FedEx Corp.
4.00%, 01/15/24	$12,651	$12,853,626
5.10%, 01/15/44	10,000	10,315,474
United Parcel Service Inc.
2.45%, 10/01/22[a]	15,650	14,854,434
3.13%, 01/15/21[a]	7,536	7,747,367
5.13%, 04/01/19	18,874	21,644,222
5.50%, 01/15/18	1,269	1,456,594
6.20%, 01/15/38	10,910	13,785,616

		82,657,333
AUTOMOBILES — 0.22%
Ford Motor Co.
4.75%, 01/15/43[a]	19,388	18,641,448
7.45%, 07/16/31	14,475	18,587,906

		37,229,354
BEVERAGES — 3.15%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	13,500	13,357,825
2.15%, 02/01/19	13,000	13,104,334
2.63%, 01/17/23	6,500	6,170,127
3.70%, 02/01/24	20,750	21,092,732
4.00%, 01/17/43	12,380	11,430,487
4.63%, 02/01/44	9,000	9,178,946
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	14,950	15,027,339
2.50%, 07/15/22	9,917	9,413,982
3.75%, 07/15/42	11,281	9,995,055
5.00%, 04/15/20	16,352	18,550,217
5.38%, 01/15/20	30,988	35,789,448
6.88%, 11/15/19	9,027	11,128,176
7.75%, 01/15/19	19,728	24,691,800
8.20%, 01/15/39	9,980	15,135,266
Bottling Group LLC
5.13%, 01/15/19	12,037	13,715,008
Coca-Cola Co. (The)
1.15%, 04/01/18	17,000	16,776,919
1.65%, 03/14/18	6,478	6,516,703
1.65%, 11/01/18	17,500	17,469,305
2.45%, 11/01/20	15,645	15,583,506
3.15%, 11/15/20	9,597	9,947,730

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.20%, 11/01/23	$20,500	$20,193,279
3.30%, 09/01/21	23,003	23,738,270
5.35%, 11/15/17	3,800	4,348,417
Diageo Capital PLC
1.50%, 05/11/17	7,525	7,590,547
2.63%, 04/29/23 (Call 01/29/23)	10,636	9,946,813
5.75%, 10/23/17	9,797	11,246,203
Diageo Investment Corp.
2.88%, 05/11/22	10,204	9,927,962
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	8,285	10,918,026
PepsiCo Inc.
1.25%, 08/13/17	9,564	9,561,554
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,652,093
2.75%, 03/05/22	11,929	11,583,878
2.75%, 03/01/23	21,225	20,137,308
3.00%, 08/25/21	5,496	5,531,344
3.13%, 11/01/20	11,581	11,879,066
3.60%, 03/01/24 (Call 12/01/23)	12,000	12,030,035
4.00%, 03/05/42	8,700	7,993,830
4.50%, 01/15/20	11,534	12,801,311
4.88%, 11/01/40	5,885	6,171,885
5.00%, 06/01/18	6,635	7,501,943
5.50%, 01/15/40	9,785	11,060,030
7.90%, 11/01/18	14,804	18,663,498

		531,552,197
BIOTECHNOLOGY — 1.21%
Amgen Inc.
2.13%, 05/15/17	13,191	13,537,095
3.45%, 10/01/20	14,500	15,097,356
3.63%, 05/15/22 (Call 02/15/22)[a]	5,650	5,774,513
3.88%, 11/15/21 (Call 08/15/21)	13,275	13,959,114
4.10%, 06/15/21 (Call 03/15/21)[a]	15,445	16,512,432
5.15%, 11/15/41 (Call 05/15/41)[a]	26,632	27,825,747

Security	Principal (000s)	Value
5.38%, 05/15/43 (Call 11/15/42)[a]	$10,450	$11,351,458
5.65%, 06/15/42 (Call 12/15/41)[a]	7,500	8,366,042
5.70%, 02/01/19	9,983	11,640,997
5.85%, 06/01/17	3,380	3,855,314
6.38%, 06/01/37[a]	11,339	13,661,326
6.40%, 02/01/39	12,173	14,730,153
Celgene Corp.
3.25%, 08/15/22	13,650	13,368,029
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	15,810	17,176,982
4.50%, 04/01/21 (Call 01/01/21)	2,184	2,393,195
5.65%, 12/01/41 (Call 06/01/41)	13,255	15,353,374

		204,603,127
CAPITAL MARKETS — 6.75%
Ameriprise Financial Inc.
4.00%, 10/15/23	5,110	5,208,100
5.30%, 03/15/20	6,000	6,880,610
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	5,668	5,682,235
3.55%, 09/23/21 (Call 08/23/21)	16,920	17,583,555
3.65%, 02/04/24 (Call 01/05/24)	6,000	6,090,366
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
6.40%, 10/02/17[a]	24,855	28,894,628
7.25%, 02/01/18	20,617	24,729,628
Deutsche Bank AG London
2.50%, 02/13/19	8,000	8,076,173
6.00%, 09/01/17	33,799	38,735,117
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	25,517	25,900,740
2.90%, 07/19/18	35,589	36,560,448
3.63%, 01/22/23[a]	31,845	31,448,542

118	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
4.00%, 03/03/24	$3,425	$3,441,934
5.25%, 07/27/21	39,396	43,901,027
5.38%, 03/15/20	12,632	14,258,066
5.75%, 01/24/22	43,418	49,602,946
5.95%, 01/18/18	23,527	26,884,122
5.95%, 01/15/27	5,175	5,657,549
6.00%, 06/15/20	15,625	18,110,742
6.13%, 02/15/33[a]	14,080	16,425,097
6.15%, 04/01/18	39,980	46,071,049
6.25%, 09/01/17	30,670	35,251,981
6.25%, 02/01/41	26,832	32,096,245
6.45%, 05/01/36	5,729	6,376,201
6.75%, 10/01/37	49,514	57,060,869
7.50%, 02/15/19	19,250	23,566,189
Jefferies Group LLC
5.13%, 04/13/18	16,419	18,025,985
6.88%, 04/15/21	432	504,109
Merrill Lynch & Co. Inc.
5.70%, 05/02/17	5,000	5,578,898
Morgan Stanley
2.13%, 04/25/18	1,750	1,760,570
2.50%, 01/24/19[a]	36,350	36,558,853
3.75%, 02/25/23[a]	39,820	39,796,096
4.10%, 05/22/23	35,490	35,314,019
4.75%, 03/22/17	24,425	26,792,413
4.88%, 11/01/22	8,130	8,596,894
5.00%, 11/24/25	23,595	24,536,589
5.50%, 01/26/20[a]	21,133	24,062,347
5.50%, 07/24/20[a]	10,575	12,039,335
5.50%, 07/28/21[a]	23,536	26,793,319
5.63%, 09/23/19	30,562	35,135,356
5.75%, 01/25/21	28,534	32,801,340
5.95%, 12/28/17	11,285	12,929,755
6.25%, 08/28/17	10,736	12,374,036
6.38%, 07/24/42[a]	16,037	19,763,452
6.63%, 04/01/18	34,980	41,136,050
7.25%, 04/01/32[a]	2,362	3,059,215
7.30%, 05/13/19	35,755	43,796,907
Series F
5.55%, 04/27/17[a]	15,730	17,626,984
Nomura Holdings Inc.
6.70%, 03/04/20	13,748	16,089,731
Northern Trust Corp.
3.95%, 10/30/25	6,500	6,594,778

Security	Principal (000s)	Value
State Street Corp.
3.10%, 05/15/23	$8,000	$7,619,249
3.70%, 11/20/23	6,680	6,799,818
4.38%, 03/07/21	8,915	9,825,232

		1,140,405,489
CHEMICALS — 1.92%
CF Industries Inc.
3.45%, 06/01/23	14,000	13,307,624
4.95%, 06/01/43[a]	10,495	10,025,275
6.88%, 05/01/18	100	116,520
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	1,350	1,287,742
4.13%, 11/15/21 (Call 08/15/21)[a]	18,066	18,954,303
4.25%, 11/15/20 (Call 08/15/20)	15,408	16,461,907
4.38%, 11/15/42 (Call 05/15/42)	10,250	9,392,529
5.25%, 11/15/41 (Call 05/15/41)	8,645	8,954,594
7.38%, 11/01/29	8,235	10,628,775
8.55%, 05/15/19	21,700	28,074,486
9.40%, 05/15/39	8,509	13,212,721
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	13,597	12,882,805
3.63%, 01/15/21	8,500	8,863,698
4.15%, 02/15/43	6,175	5,837,288
4.63%, 01/15/20	11,823	13,158,317
6.00%, 07/15/18	14,631	17,109,720
Eastman Chemical Co.
2.40%, 06/01/17	18,350	18,859,235
3.60%, 08/15/22 (Call 05/15/22)	5,838	5,806,212
Ecolab Inc.
4.35%, 12/08/21	9,488	10,206,040
5.50%, 12/08/41	7,598	8,506,871
LYB International Finance BV
4.00%, 07/15/23	11,190	11,386,944
5.25%, 07/15/43[a]	9,750	10,266,750
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	21,000	23,422,342

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
5.75%, 04/15/24 (Call 01/15/24)[a]	$10,900	$12,504,874
6.00%, 11/15/21 (Call 08/17/21)	8,472	9,971,314
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	11,000	11,160,757
Rohm and Haas Co.
6.00%, 09/15/17	1,167	1,339,632
7.85%, 07/15/29[a]	10,075	13,469,917

		325,169,192
COMMERCIAL BANKS — 10.62%
Abbey National Treasury Services PLC
3.05%, 08/23/18	3,827	3,977,830
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17[a]	12,000	12,137,063
Bank of America N.A.
5.30%, 03/15/17	20,500	22,784,301
6.00%, 10/15/36	6,895	8,171,355
Bank of Montreal
1.40%, 09/11/17[a]	9,700	9,690,300
1.45%, 04/09/18 (Call 03/09/18)	11,600	11,455,609
2.38%, 01/25/19 (Call 12/25/18)	8,950	9,100,309
2.55%, 11/06/22 (Call 10/06/22)	13,200	12,444,111
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	3,500	3,478,469
1.45%, 04/25/18[a]	18,000	17,758,800
2.05%, 10/30/18	10,000	10,026,623
2.55%, 01/12/17	13,246	13,794,741
4.38%, 01/13/21	3,424	3,766,401
Barclays Bank PLC
2.50%, 02/20/19[a]	15,600	15,755,367
5.13%, 01/08/20[a]	9,205	10,414,728
5.14%, 10/14/20[a]	17,434	18,889,519
6.75%, 05/22/19	19,664	23,774,887
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,491,290

Security	Principal (000s)	Value
2.15%, 03/22/17 (Call 02/22/17)	$2,835	$2,915,447
BNP Paribas SA
2.38%, 09/14/17[a]	24,664	25,367,476
2.40%, 12/12/18[a]	15,000	15,121,017
2.70%, 08/20/18	7,780	7,974,511
3.25%, 03/03/23[a]	5,625	5,449,940
5.00%, 01/15/21[a]	33,620	37,537,144
BPCE SA
2.50%, 12/10/18	20,500	20,544,198
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)[a]	15,500	15,739,844
Commonwealth Bank of Australia
1.90%, 09/18/17[a]	9,675	9,800,199
Credit Suisse New York
4.38%, 08/05/20[a]	12,380	13,511,427
5.30%, 08/13/19[a]	18,652	21,394,452
5.40%, 01/14/20[a]	12,352	13,963,984
6.00%, 02/15/18[a]	12,008	13,893,256
Discover Bank
2.00%, 02/21/18	8,250	8,236,819
4.20%, 08/08/23	8,000	8,210,468
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	520	525,574
8.25%, 03/01/38	14,413	20,262,141
HSBC Bank (USA) N.A.
4.88%, 08/24/20	5,510	6,032,219
5.63%, 08/15/35[a]	1,493	1,637,654
5.88%, 11/01/34	4,000	4,506,218
HSBC Holdings PLC
4.00%, 03/30/22	19,563	20,253,556
4.88%, 01/14/22	14,000	15,351,606
5.10%, 04/05/21[a]	27,155	30,431,829
6.10%, 01/14/42	9,525	11,678,226
6.50%, 05/02/36	22,425	26,750,345
6.50%, 09/15/37	29,204	34,996,964
6.80%, 06/01/38	17,690	21,866,535
HSBC USA Inc.
1.63%, 01/16/18	16,295	16,236,115
2.63%, 09/24/18	2,000	2,053,440
5.00%, 09/27/20[a]	3,000	3,276,654

120	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Intesa Sanpaolo SpA
3.88%, 01/16/18	$13,390	$13,852,580
3.88%, 01/15/19[a]	12,000	12,252,618
5.25%, 01/12/24	19,675	20,338,069
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	30,230	34,724,902
KeyBank N.A.
1.65%, 02/01/18	9,000	8,960,582
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	10,000	10,042,190
5.10%, 03/24/21[a]	10,201	11,422,149
Lloyds Bank PLC
2.30%, 11/27/18	11,830	11,909,625
6.38%, 01/21/21	7,133	8,591,807
Murray Street Investment Trust I
4.65%, 03/09/17[b]	16,150	17,540,240
National Australia Bank Ltd.
2.30%, 07/25/18[a]	7,000	7,098,155
2.75%, 03/09/17	11,500	12,013,378
3.00%, 01/20/23[a]	9,134	8,708,888
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[c]	7,500	7,557,573
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[d]	3,525	3,552,652
2.70%, 11/01/22 (Call 10/01/22)[d]	15,250	14,329,353
2.95%, 01/30/23 (Call 12/30/22)[d]	5,000	4,766,868
3.80%, 07/25/23 (Call 06/25/23)[a,d]	17,100	17,242,566
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	7,069	7,088,097
4.38%, 08/11/20[d]	3,523	3,872,955
5.13%, 02/08/20[d]	3,769	4,294,313
Rabobank Nederland
1.70%, 03/19/18[a]	18,400	18,366,762
2.25%, 01/14/19	20,000	20,093,198
3.88%, 02/08/22	28,435	29,338,229
3.95%, 11/09/22[a]	15,500	15,303,207
4.50%, 01/11/21[a]	16,043	17,397,955

Security	Principal (000s)	Value
4.63%, 12/01/23	$19,250	$19,774,349
5.25%, 05/24/41[a]	20,455	22,080,354
5.75%, 12/01/43[a]	6,000	6,499,573
Royal Bank of Canada
1.50%, 01/16/18[a]	11,500	11,456,240
2.20%, 07/27/18	24,046	24,395,852
Royal Bank of Scotland Group PLC
5.63%, 08/24/20[a]	5,931	6,739,761
6.13%, 01/11/21[a]	11,077	12,959,993
6.40%, 10/21/19	16,412	19,029,085
Societe Generale SA
2.63%, 10/01/18	10,500	10,672,592
2.75%, 10/12/17[a]	10,750	11,125,847
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	6,750	6,680,538
1.80%, 07/18/17	14,000	14,146,894
2.45%, 01/10/19	11,000	11,149,844
3.20%, 07/18/22	6,099	6,023,374
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	13,385	13,504,183
Svenska Handelsbanken AB
1.63%, 03/21/18	14,050	13,918,187
2.50%, 01/25/19[a]	6,750	6,847,097
2.88%, 04/04/17	11,186	11,716,626
Toronto-Dominion Bank (The)
1.40%, 04/30/18	15,720	15,512,994
2.63%, 09/10/18	12,875	13,308,651
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	15,200	15,505,447
1.95%, 11/15/18 (Call 10/15/18)	7,455	7,509,304
2.95%, 07/15/22 (Call 06/15/22)	22,087	21,211,708
3.00%, 03/15/22 (Call 02/15/22)	3,087	3,067,660
3.70%, 01/30/24 (Call 12/29/23)	3,000	3,063,243
4.13%, 05/24/21 (Call 04/23/21)	10,649	11,491,427
UBS AG Stamford
4.88%, 08/04/20	18,325	20,491,360

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
5.75%, 04/25/18	$18,286	$21,059,070
5.88%, 12/20/17	23,283	26,816,929
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	9,500	11,377,071
6.00%, 11/15/17	11,272	13,017,626
6.60%, 01/15/38	20,604	26,933,868
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	11,903	12,952,736
5.75%, 06/15/17	20,395	23,303,203
5.75%, 02/01/18	27,293	31,533,702
Wells Fargo & Co.
1.50%, 01/16/18	34,833	34,778,427
2.10%, 05/08/17	12,850	13,238,682
2.15%, 01/15/19[a]	5,000	5,035,593
3.00%, 01/22/21	15,000	15,144,968
3.50%, 03/08/22	19,123	19,547,141
4.13%, 08/15/23	19,500	19,916,602
4.60%, 04/01/21	16,831	18,705,112
5.38%, 02/07/35	550	617,032
5.38%, 11/02/43	27,250	29,061,645
5.61%, 01/15/44	14,144	15,599,058
5.63%, 12/11/17	23,934	27,495,970
Series M
3.45%, 02/13/23	32,425	31,727,435
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	241,167
Westpac Banking Corp.
1.60%, 01/12/18[a]	7,000	6,985,579
2.00%, 08/14/17	11,500	11,717,603
2.25%, 07/30/18	5,795	5,869,235
2.25%, 01/17/19	22,000	22,058,373
4.88%, 11/19/19	18,280	20,502,078

		1,795,207,960
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	5,300	5,292,507
5.00%, 03/01/20[a]	14,107	15,756,522
Unilever Capital Corp.
2.20%, 03/06/19	12,000	12,097,488
4.25%, 02/10/21	19,513	21,312,953

Security	Principal (000s)	Value
4.80%, 02/15/19	$6,814	$7,704,959
5.90%, 11/15/32	2,020	2,565,814

		64,730,243
COMMUNICATIONS EQUIPMENT — 0.77%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,000	980,848
Cisco Systems Inc.
2.13%, 03/01/19	5,000	5,034,323
2.90%, 03/04/21	1,100	1,110,299
3.15%, 03/14/17[a]	11,299	12,023,502
3.63%, 03/04/24	7,000	7,055,805
4.45%, 01/15/20	33,678	37,417,056
4.95%, 02/15/19	17,853	20,290,140
5.50%, 01/15/40	23,963	27,073,412
5.90%, 02/15/39	16,525	19,485,383

		130,470,768
COMPUTERS & PERIPHERALS — 1.71%
Apple Inc.
1.00%, 05/03/18	33,000	32,247,214
2.40%, 05/03/23[a]	62,250	57,542,176
3.85%, 05/04/43	27,177	23,744,972
EMC Corp.
1.88%, 06/01/18	9,508	9,530,440
2.65%, 06/01/20	25,750	25,834,465
3.38%, 06/01/23 (Call 03/01/23)	17,755	17,579,460
Hewlett-Packard Co.
2.60%, 09/15/17	16,600	17,165,499
2.75%, 01/14/19	19,400	19,706,830
3.75%, 12/01/20	6,490	6,660,218
4.30%, 06/01/21[a]	11,510	12,020,975
4.38%, 09/15/21	5,823	6,090,373
4.65%, 12/09/21[a]	22,147	23,565,517
5.50%, 03/01/18[a]	8,780	9,949,984
6.00%, 09/15/41	9,680	10,333,378
Seagate HDD Cayman
3.75%, 11/15/18[c]	7,000	7,218,750
4.75%, 06/01/23[c]	10,750	10,481,250

		289,671,501
CONSUMER FINANCE — 2.69%
American Express Bank FSB
6.00%, 09/13/17	11,737	13,540,421

122	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
American Express Co.
1.55%, 05/22/18	$2,887	$2,857,805
2.65%, 12/02/22[a]	19,900	18,889,205
4.05%, 12/03/42	11,046	10,137,986
6.15%, 08/28/17	18,565	21,551,834
7.00%, 03/19/18	18,882	22,739,457
American Express Credit Corp.
2.13%, 07/27/18	8,362	8,463,088
2.38%, 03/24/17	9,250	9,570,794
American Honda Finance Corp.
2.13%, 10/10/18	8,500	8,617,928
Capital One Bank (USA) N.A.
2.25%, 02/13/19	5,000	5,012,387
3.38%, 02/15/23	8,790	8,552,439
8.80%, 07/15/19	7,340	9,462,671
Capital One Financial Corp.
4.75%, 07/15/21	14,750	16,123,313
6.75%, 09/15/17[a]	4,967	5,829,231
Caterpillar Financial Services Corp.
5.45%, 04/15/18	1,427	1,631,922
7.15%, 02/15/19	7,714	9,510,081
Ford Motor Credit Co. LLC
2.38%, 01/16/18	21,500	21,794,606
2.88%, 10/01/18[a]	3,175	3,255,010
3.00%, 06/12/17[a]	6,404	6,683,663
4.25%, 02/03/17	3,908	4,209,892
4.25%, 09/20/22[a]	12,495	12,942,923
4.38%, 08/06/23[a]	9,180	9,488,448
5.00%, 05/15/18	13,121	14,582,043
5.75%, 02/01/21	10,505	12,028,194
5.88%, 08/02/21	26,858	30,992,405
6.63%, 08/15/17	9,008	10,437,777
8.13%, 01/15/20	23,108	29,280,630
HSBC Finance Corp.
6.68%, 01/15/21	34,857	40,839,514
John Deere Capital Corp.
1.95%, 12/13/18	3,259	3,275,821
Toyota Motor Credit Corp.
1.25%, 10/05/17	9,900	9,861,093
1.75%, 05/22/17	2,100	2,140,950
2.00%, 10/24/18	27,400	27,612,128
2.10%, 01/17/19	5,250	5,290,950
3.30%, 01/12/22	16,714	17,052,380

Security	Principal (000s)	Value
3.40%, 09/15/21	$9,889	$10,207,030
4.25%, 01/11/21	5,000	5,475,825
Series B
4.50%, 06/17/20	4,304	4,810,280

		454,752,124
DIVERSIFIED FINANCIAL SERVICES — 12.01%
Associates Corp. of North America
6.95%, 11/01/18	442	529,571
Bank of America Corp.
2.00%, 01/11/18	18,255	18,342,732
2.60%, 01/15/19	16,206	16,409,051
3.30%, 01/11/23[a]	27,074	26,389,125
3.88%, 03/22/17	7,264	7,792,350
4.10%, 07/24/23	20,600	21,177,097
4.13%, 01/22/24	7,441	7,605,011
5.00%, 05/13/21	19,950	22,164,683
5.00%, 01/21/44[a]	12,500	13,073,088
5.42%, 03/15/17	780	862,961
5.63%, 07/01/20	24,045	27,694,394
5.65%, 05/01/18	34,070	38,902,836
5.70%, 01/24/22[a]	20,979	24,234,230
5.75%, 12/01/17	37,450	42,655,921
5.88%, 01/05/21[a]	14,390	16,834,674
5.88%, 02/07/42[a]	16,681	19,469,031
6.00%, 09/01/17[a]	17,315	19,790,905
6.11%, 01/29/37	16,940	19,058,444
6.40%, 08/28/17	13,780	15,921,310
6.88%, 04/25/18	58,015	69,072,003
6.88%, 11/15/18	1,213	1,462,218
7.63%, 06/01/19	16,215	20,187,573
7.75%, 05/14/38	10,048	13,476,727
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,122,203
1.38%, 05/10/18	11,900	11,709,482
1.85%, 05/05/17	10,585	10,794,486
2.24%, 09/26/18	4,500	4,566,256
2.24%, 05/10/19	13,350	13,417,396
2.50%, 11/06/22	3,000	2,794,256
2.75%, 05/10/23[a]	14,590	13,631,399
3.25%, 05/06/22	25,453	25,302,501
3.56%, 11/01/21	15,000	15,468,776
3.81%, 02/10/24	15,000	15,143,546

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.99%, 09/26/23	$2,000	$2,055,520
4.50%, 10/01/20	15,457	17,004,111
4.74%, 03/11/21[a]	14,317	15,924,344
4.75%, 03/10/19	8,587	9,660,857
Citigroup Inc.
1.75%, 05/01/18	9,400	9,289,409
2.50%, 09/26/18[a]	10,246	10,368,003
3.38%, 03/01/23[a]	17,500	17,009,319
3.50%, 05/15/23[a]	15,750	14,984,659
3.88%, 10/25/23[a]	13,215	13,248,525
4.05%, 07/30/22	15,800	16,056,611
4.50%, 01/14/22	28,683	30,607,701
5.38%, 08/09/20	29,312	33,282,583
5.50%, 02/15/17	5,595	6,205,356
5.50%, 09/13/25	14,950	16,133,103
5.88%, 02/22/33	5,550	5,934,070
5.88%, 01/30/42	21,683	25,177,111
6.00%, 08/15/17	17,321	19,803,664
6.13%, 11/21/17	34,984	40,438,376
6.13%, 05/15/18[a]	24,550	28,454,970
6.13%, 08/25/36	16,410	18,142,016
6.63%, 06/15/32	7,250	8,363,670
6.68%, 09/13/43	7,000	8,277,641
6.88%, 03/05/38	10,384	13,344,053
8.13%, 07/15/39	25,605	37,255,482
8.50%, 05/22/19[a]	36,634	47,163,883
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	10,518	11,611,913
Daimler Finance North America LLC
8.50%, 01/18/31	15,540	23,116,525
Deutsche Telekom International Finance BV
6.00%, 07/08/19	9,061	10,655,465
6.75%, 08/20/18	7,082	8,451,692
8.75%, 06/15/30	35,200	50,615,618
General Electric Capital Corp.
1.63%, 04/02/18[a]	15,000	15,005,903
2.30%, 04/27/17	16,388	16,956,005
2.30%, 01/14/19[a]	7,631	7,763,076
3.10%, 01/09/23[a]	20,917	20,478,084
3.15%, 09/07/22	23,700	23,298,524
4.38%, 09/16/20	1,621	1,778,597

Security	Principal (000s)	Value
4.63%, 01/07/21	$24,880	$27,522,853
4.65%, 10/17/21	21,045	23,233,335
5.30%, 02/11/21	24,230	27,362,348
5.40%, 02/15/17[a]	2,000	2,248,862
5.50%, 01/08/20	20,660	23,941,723
5.63%, 09/15/17	11,430	13,093,409
5.63%, 05/01/18[a]	28,990	33,466,702
5.88%, 01/14/38	45,172	53,594,215
6.00%, 08/07/19	12,974	15,386,725
6.15%, 08/07/37	9,350	11,343,787
6.88%, 01/10/39	32,638	43,057,316
Series A
5.55%, 05/04/20	390	454,676
6.75%, 03/15/32	46,222	59,063,280
Goldman Sachs Capital I
6.35%, 02/15/34[a]	23,875	24,934,453
IntercontinentalExchange Group Inc.
4.00%, 10/15/23	8,000	8,297,610
J.P. Morgan Chase & Co.
1.63%, 05/15/18[a]	8,200	8,112,196
1.80%, 01/25/18[a]	9,555	9,574,071
2.00%, 08/15/17	24,462	24,822,800
3.20%, 01/25/23	36,638	35,573,087
3.25%, 09/23/22	21,178	20,855,180
3.38%, 05/01/23[a]	19,405	18,432,196
3.88%, 02/01/24[a]	5,250	5,307,325
4.25%, 10/15/20	36,790	39,591,106
4.35%, 08/15/21	20,870	22,414,405
4.40%, 07/22/20	16,025	17,446,852
4.50%, 01/24/22	31,663	34,285,067
4.63%, 05/10/21	23,833	26,099,506
4.85%, 02/01/44	9,000	9,249,326
4.95%, 03/25/20	1,817	2,038,328
5.40%, 01/06/42	12,450	13,791,866
5.50%, 10/15/40	8,486	9,472,354
5.60%, 07/15/41	13,940	15,811,851
5.63%, 08/16/43[a]	7,500	8,187,185
6.00%, 01/15/18	35,842	41,378,779
6.13%, 06/27/17	5,827	6,678,135
6.30%, 04/23/19	19,785	23,481,305
6.40%, 05/15/38	19,520	24,229,670
NYSE Euronext
2.00%, 10/05/17	5,000	5,105,037

		2,028,911,596

124	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.65%
AT&T Corp.
8.00%, 11/15/31	$9,253	$12,682,302
AT&T Inc.
1.40%, 12/01/17	9,885	9,807,554
1.70%, 06/01/17	6,694	6,759,071
2.38%, 11/27/18	31,000	31,376,976
2.63%, 12/01/22 (Call 09/01/22)[a]	16,367	15,142,689
3.00%, 02/15/22	21,641	20,862,407
3.88%, 08/15/21	18,002	18,650,412
4.35%, 06/15/45 (Call 12/15/44)	12,164	10,737,119
4.45%, 05/15/21	22,490	24,271,757
5.35%, 09/01/40	43,520	44,670,020
5.50%, 02/01/18	26,527	30,235,374
5.55%, 08/15/41	26,133	27,462,558
5.60%, 05/15/18	10,356	11,897,152
5.80%, 02/15/19	20,012	23,368,034
6.30%, 01/15/38	24,700	28,157,852
6.50%, 09/01/37	19,625	22,806,937
6.55%, 02/15/39	11,865	13,911,971
British Telecommunications PLC
2.35%, 02/14/19	14,150	14,183,561
5.95%, 01/15/18[a]	25,464	29,292,731
9.63%, 12/15/30	13,250	20,356,321
Orange
2.75%, 02/06/19	8,000	8,095,918
4.13%, 09/14/21[a]	16,116	16,689,644
5.38%, 07/08/19	3,370	3,804,446
5.38%, 01/13/42[a]	9,332	9,457,277
5.50%, 02/06/44 (Call 08/06/43)	6,000	6,180,038
8.75%, 03/01/31	27,370	39,093,575
Qwest Corp.
6.75%, 12/01/21	15,094	17,056,220
6.88%, 09/15/33 (Call 03/31/14)	5,400	5,346,000
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	6,372	6,594,192
4.57%, 04/27/23[a]	8,850	9,039,390
5.13%, 04/27/20[a]	10,974	11,946,406
5.46%, 02/16/21[a]	19,741	21,589,547

Security	Principal (000s)	Value
5.88%, 07/15/19	$15,951	$18,091,624
7.05%, 06/20/36[a]	23,395	27,680,028
Telefonica Europe BV
8.25%, 09/15/30	8,478	10,813,466
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	20,700	18,830,448
3.50%, 11/01/21	10,608	10,706,748
3.65%, 09/14/18	36,160	38,530,020
3.85%, 11/01/42 (Call 05/01/42)	12,010	10,184,823
4.50%, 09/15/20	17,332	18,788,867
4.60%, 04/01/21	13,552	14,662,714
4.75%, 11/01/41	7,800	7,509,873
5.15%, 09/15/23	53,297	58,417,397
5.50%, 04/01/17	2,000	2,246,824
5.50%, 02/15/18	7,225	8,196,531
5.85%, 09/15/35	17,990	20,174,769
6.00%, 04/01/41	3,000	3,402,293
6.10%, 04/15/18	18,636	21,577,812
6.25%, 04/01/37	3,993	4,606,764
6.35%, 04/01/19	12,314	14,569,106
6.40%, 09/15/33	33,400	39,687,881
6.40%, 02/15/38	5,645	6,611,825
6.55%, 09/15/43	96,540	118,147,670
6.90%, 04/15/38[a]	15,950	19,667,431
7.35%, 04/01/39	8,061	10,436,512
7.75%, 12/01/30	23,990	31,586,945
8.75%, 11/01/18[a]	13,426	17,241,335

		1,123,895,157
ELECTRIC UTILITIES — 1.01%
Duke Energy Carolinas LLC
5.30%, 02/15/40[a]	5,420	6,184,703
Duke Energy Florida Inc.
6.40%, 06/15/38	11,013	14,369,648
Georgia Power Co.
4.30%, 03/15/42	11,685	11,165,433
MidAmerican Energy Holdings Co.
5.15%, 11/15/43 (Call 05/15/43)[c]	5,500	5,812,402
6.13%, 04/01/36	19,300	23,020,642
6.50%, 09/15/37[a]	11,050	13,706,122

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	$5,000	$4,774,188
6.40%, 03/15/18[a]	7,638	8,919,809
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	7,618	9,450,306
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	389	404,249
5.40%, 01/15/40	9,525	10,506,905
5.80%, 03/01/37	5,100	5,881,266
6.05%, 03/01/34[a]	35,550	42,044,477
8.25%, 10/15/18	5,383	6,778,511
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	8,000	8,334,131

		171,352,792
ELECTRICAL EQUIPMENT — 0.32%
ABB Finance (USA) Inc.
2.88%, 05/08/22	13,029	12,707,549
4.38%, 05/08/42	5,175	5,071,602
Eaton Corp. PLC
1.50%, 11/02/17	12,100	12,085,087
2.75%, 11/02/22	22,880	21,680,104
4.15%, 11/02/42	2,965	2,739,423

		54,283,765
ENERGY EQUIPMENT & SERVICES — 1.44%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	950	967,738
5.13%, 09/15/40	15,700	17,330,800
7.50%, 11/15/18	9,716	12,063,147
Ensco PLC
4.70%, 03/15/21	11,030	11,844,622
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	9,550	9,598,885
4.75%, 08/01/43	6,150	6,383,362
6.15%, 09/15/19	10,036	12,020,951
6.70%, 09/15/38	7,500	9,688,954
7.45%, 09/15/39	12,945	18,128,353
Nabors Industries Inc.
6.15%, 02/15/18	12,750	14,418,350

Security	Principal (000s)	Value
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$17,208	$16,300,161
3.95%, 12/01/42 (Call 06/01/42)	10,685	9,842,319
Pride International Inc.
6.88%, 08/15/20	9,130	11,055,246
Transocean Inc.
2.50%, 10/15/17	2,861	2,897,700
3.80%, 10/15/22 (Call 07/15/22)	17,950	17,036,912
6.00%, 03/15/18	17,043	19,210,495
6.38%, 12/15/21	7,307	8,170,193
6.50%, 11/15/20	6,782	7,687,476
6.80%, 03/15/38[a]	8,274	9,123,791
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	5,895	6,138,013
5.13%, 09/15/20	7,170	7,840,810
9.63%, 03/01/19	11,725	15,269,191

		243,017,469
FOOD & STAPLES RETAILING — 2.80%
Costco Wholesale Corp.
1.13%, 12/15/17	19,950	19,795,785
1.70%, 12/15/19	15,823	15,493,461
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	20,500	20,693,452
4.00%, 12/05/23 (Call 09/05/23)	23,481	24,078,429
5.75%, 06/01/17	15,100	17,152,046
5.75%, 05/15/41 (Call 11/15/40)	11,335	13,046,237
6.13%, 09/15/39	23,845	28,546,886
6.25%, 06/01/27	1,710	2,081,939
Kroger Co. (The)
6.15%, 01/15/20	10,997	13,002,696
Wal-Mart Stores Inc.
1.13%, 04/11/18	14,614	14,430,783
1.95%, 12/15/18	5,217	5,269,569
2.55%, 04/11/23 (Call 01/11/23)	16,620	15,653,274
3.25%, 10/25/20	4,421	4,597,317

126	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.63%, 07/08/20	$20,478	$21,852,596
4.00%, 04/11/43 (Call 10/11/42)	5,000	4,662,118
4.25%, 04/15/21	17,939	19,642,243
4.75%, 10/02/43 (Call 04/02/43)	13,580	14,351,476
4.88%, 07/08/40[a]	14,670	15,680,531
5.00%, 10/25/40	19,005	20,764,551
5.25%, 09/01/35	17,730	19,949,269
5.38%, 04/05/17	13,659	15,507,165
5.63%, 04/01/40	16,040	18,929,688
5.63%, 04/15/41	27,785	32,860,297
5.80%, 02/15/18	4,241	4,935,837
5.88%, 04/05/27	830	1,020,238
6.20%, 04/15/38	6,441	8,056,613
6.50%, 08/15/37	36,073	46,760,727
7.55%, 02/15/30	4,568	6,359,632
Walgreen Co.
1.80%, 09/15/17	10,000	10,116,889
3.10%, 09/15/22[a]	7,800	7,532,353
5.25%, 01/15/19[a]	9,388	10,647,114

		473,471,211
FOOD PRODUCTS — 1.55%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	9,405	10,199,218
ConAgra Foods Inc.
1.90%, 01/25/18	10,755	10,751,796
3.20%, 01/25/23 (Call 10/25/22)	9,050	8,621,829
4.65%, 01/25/43 (Call 07/25/42)[a]	12,000	11,430,412
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	12,704	12,775,084
5.65%, 02/15/19[a]	1,350	1,566,239
5.70%, 02/15/17	2,455	2,771,397
Kellogg Co.
4.00%, 12/15/20	3,362	3,576,410
Series B
7.45%, 04/01/31	15,260	20,031,439
Kraft Foods Group Inc.
2.25%, 06/05/17	17,644	18,176,473
3.50%, 06/06/22	25,412	25,575,656
5.00%, 06/04/42	25,068	25,939,138

Security	Principal (000s)	Value
5.38%, 02/10/20	$10,330	$11,824,491
6.50%, 02/09/40	5,325	6,573,321
6.88%, 01/26/39	5,975	7,651,138
Mondelez International Inc.
5.38%, 02/10/20	25,490	29,155,131
6.13%, 08/23/18[a]	8,518	9,920,408
6.50%, 08/11/17	17,728	20,629,643
6.50%, 02/09/40[a]	20,289	25,346,005

		262,515,228
HEALTH CARE EQUIPMENT & SUPPLIES — 0.77%
Abbott Laboratories
5.13%, 04/01/19[a]	8,808	10,108,706
Baxter International Inc.
1.85%, 06/15/18[a]	3,635	3,636,125
3.20%, 06/15/23 (Call 03/15/23)[a]	15,992	15,702,828
Becton, Dickinson and Co.
3.13%, 11/08/21	9,948	10,059,569
Boston Scientific Corp.
6.00%, 01/15/20[a]	9,053	10,568,646
Covidien International Finance SA
6.00%, 10/15/17	7,250	8,343,325
6.55%, 10/15/37	12,950	16,623,367
Medtronic Inc.
1.38%, 04/01/18	10,450	10,356,425
2.75%, 04/01/23 (Call 01/01/23)	6,514	6,198,591
3.63%, 03/15/24 (Call 12/15/23)	10,000	10,129,018
4.00%, 04/01/43 (Call 10/01/42)[a]	8,000	7,439,647
4.45%, 03/15/20	13,366	14,858,579
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	6,868	6,654,517

		130,679,343
HEALTH CARE PROVIDERS & SERVICES — 1.16%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	13,065	12,337,571
3.95%, 09/01/20	5,483	5,821,182
6.63%, 06/15/36	7,398	9,230,394

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	$4,301	$4,474,629
5.38%, 02/15/42 (Call 08/15/41)	11,255	12,326,482
Express Scripts Holding Co.
2.65%, 02/15/17	8,000	8,320,596
3.90%, 02/15/22[a]	11,000	11,316,298
4.75%, 11/15/21[a]	2,375	2,583,168
Medco Health Solutions Inc.
7.13%, 03/15/18	16,312	19,478,699
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	14,254	13,864,941
2.88%, 03/15/23	5,000	4,774,814
4.25%, 03/15/43 (Call 09/15/42)	11,500	10,887,476
5.80%, 03/15/36	4,000	4,650,070
6.00%, 02/15/18	10,334	12,025,506
6.88%, 02/15/38	12,323	16,187,129
WellPoint Inc.
3.13%, 05/15/22	7,623	7,347,172
3.30%, 01/15/23[a]	14,550	14,033,994
4.63%, 05/15/42	10,280	9,950,351
4.65%, 01/15/43	9,410	9,130,149
5.85%, 01/15/36	2,950	3,312,332
6.38%, 06/15/37	3,470	4,161,215

		196,214,168
HOTELS, RESTAURANTS & LEISURE — 0.21%
McDonald’s Corp.
2.63%, 01/15/22	11,276	11,011,816
5.35%, 03/01/18	4,148	4,742,587
6.30%, 10/15/37	9,701	12,304,355
6.30%, 03/01/38	5,308	6,747,518

		34,806,276
HOUSEHOLD PRODUCTS — 0.38%
Kimberly-Clark Corp.
6.13%, 08/01/17	665	771,053
Procter & Gamble Co. (The)
1.60%, 11/15/18	5,000	4,991,206
2.30%, 02/06/22	22,915	21,982,866
3.10%, 08/15/23[a]	14,000	13,900,922
4.70%, 02/15/19[a]	4,122	4,683,332

Security	Principal (000s)	Value
5.55%, 03/05/37	$15,145	$17,918,380

		64,247,759
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	9,280	9,410,209
6.25%, 10/01/39[a]	6,720	7,270,627

		16,680,836
INDUSTRIAL CONGLOMERATES — 0.68%
3M Co.
5.70%, 03/15/37	3,350	4,007,852
Danaher Corp.
5.40%, 03/01/19	2,087	2,412,582
General Electric Co.
2.70%, 10/09/22[a]	31,275	30,194,355
4.13%, 10/09/42	21,397	20,728,669
5.25%, 12/06/17	23,319	26,577,933
Koninklijke Philips NV
3.75%, 03/15/22	12,004	12,375,831
5.75%, 03/11/18	9,507	10,955,366
6.88%, 03/11/38	6,432	8,280,173

		115,532,761
INSURANCE — 2.39%
Aflac Inc.
8.50%, 05/15/19	2,500	3,238,602
American International Group Inc.
3.38%, 08/15/20[a]	10,000	10,252,829
3.80%, 03/22/17	17,692	18,974,781
4.13%, 02/15/24	10,650	10,936,721
4.88%, 06/01/22	22,994	25,228,906
5.45%, 05/18/17	6,173	6,934,491
5.85%, 01/16/18	26,119	30,030,080
6.25%, 05/01/36	9,750	11,982,694
6.40%, 12/15/20	14,896	17,839,341
8.25%, 08/15/18	23,875	29,923,731
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17[a]	19,887	20,255,900
3.00%, 05/15/22	17,867	17,743,505
4.25%, 01/15/21[a]	6,517	7,126,645
5.40%, 05/15/18[a]	10,771	12,424,905
5.75%, 01/15/40	5,850	6,769,732

128	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
1.55%, 02/09/18	$7,000	$7,003,753
4.50%, 02/11/43[a]	8,871	8,708,520
Chubb Corp. (The)
6.00%, 05/11/37	4,075	4,967,252
MetLife Inc.
4.13%, 08/13/42[a]	4,000	3,686,383
4.75%, 02/08/21	5,094	5,661,524
4.88%, 11/13/43	10,000	10,380,691
5.70%, 06/15/35	3,820	4,398,372
5.88%, 02/06/41	16,550	19,381,409
6.38%, 06/15/34	7,875	9,694,146
7.72%, 02/15/19[a]	17,053	21,385,968
Series A
6.82%, 08/15/18	13,229	15,935,848
Series D
4.37%, 09/15/23[a]	8,500	8,999,979
Prudential Financial Inc.
7.38%, 06/15/19	9,082	11,316,370
Series D
6.00%, 12/01/17	11,184	12,941,387
6.63%, 12/01/37	9,525	11,931,460
Travelers Companies Inc. (The)
5.35%, 11/01/40[a]	6,950	7,878,299
6.25%, 06/15/37	8,515	10,652,578

		404,586,802
INTERNET & CATALOG RETAIL — 0.12%
Amazon.com Inc.
1.20%, 11/29/17	5,155	5,108,133
2.50%, 11/29/22 (Call 08/29/22)[a]	16,094	14,997,041

		20,105,174
INTERNET SOFTWARE & SERVICES — 0.26%
eBay Inc.
1.35%, 07/15/17	5,196	5,211,645
2.60%, 07/15/22 (Call 04/15/22)[a]	12,088	11,448,897
4.00%, 07/15/42 (Call 01/15/42)	12,082	10,578,638
Google Inc.
3.38%, 02/25/24	10,820	10,886,015
3.63%, 05/19/21	5,361	5,715,701

		43,840,896

Security	Principal (000s)	Value
IT SERVICES — 0.86%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)[a]	$400	$376,636
International Business Machines Corp.
1.25%, 02/06/17[a]	13,777	13,908,308
1.25%, 02/08/18	1,970	1,951,698
1.63%, 05/15/20[a]	1,250	1,197,127
1.88%, 08/01/22	4,440	3,999,723
1.95%, 02/12/19	5,000	5,021,992
3.38%, 08/01/23	22,410	22,307,571
3.63%, 02/12/24[a]	14,460	14,579,972
4.00%, 06/20/42	13,250	12,271,864
5.70%, 09/14/17	33,805	38,901,989
7.63%, 10/15/18	11,548	14,458,006
8.38%, 11/01/19	12,737	16,819,500

		145,794,386
LIFE SCIENCES TOOLS & SERVICES — 0.33%
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	16,482	16,542,479
3.15%, 01/15/23 (Call 10/15/22)	8,575	8,248,024
3.60%, 08/15/21 (Call 05/15/21)	16,396	16,801,837
4.15%, 02/01/24 (Call 11/01/23)[a]	8,100	8,328,064
4.50%, 03/01/21	5,192	5,606,570

		55,526,974
MACHINERY — 0.61%
Caterpillar Inc.
3.80%, 08/15/42	14,795	13,135,468
3.90%, 05/27/21	11,487	12,206,531
5.20%, 05/27/41	10,860	11,925,140
7.90%, 12/15/18	13,993	17,722,365
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	13,910	13,392,242
3.90%, 06/09/42 (Call 12/09/41)[a]	10,710	9,907,651
4.38%, 10/16/19	11,683	12,982,540

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$12,550	$11,376,254

		102,648,191
MEDIA — 6.35%
21st Century Fox America Inc.
3.00%, 09/15/22[a]	18,750	18,047,378
4.50%, 02/15/21	4,524	4,929,785
6.15%, 03/01/37	5,100	5,859,319
6.15%, 02/15/41[a]	15,630	17,966,122
6.20%, 12/15/34	12,947	14,943,930
6.40%, 12/15/35[a]	11,400	13,497,730
6.65%, 11/15/37[a]	8,827	10,648,830
CBS Corp.
7.88%, 07/30/30	11,130	14,455,759
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,091	2,976,140
Comcast Corp.
2.85%, 01/15/23[a]	5,885	5,681,271
3.13%, 07/15/22[a]	13,122	13,024,619
3.60%, 03/01/24	10,000	10,076,494
4.25%, 01/15/33[a]	26,650	26,189,576
4.65%, 07/15/42	11,830	11,834,820
4.75%, 03/01/44	5,000	5,091,882
5.15%, 03/01/20	16,208	18,528,493
5.65%, 06/15/35	6,000	6,777,407
5.70%, 05/15/18	9,035	10,446,828
5.88%, 02/15/18[a]	11,790	13,653,230
6.30%, 11/15/17	14,053	16,424,499
6.40%, 05/15/38	800	983,534
6.40%, 03/01/40	6,800	8,383,088
6.45%, 03/15/37	16,530	20,365,327
6.50%, 11/15/35	2,150	2,661,905
6.55%, 07/01/39[a]	13,775	17,237,160
6.95%, 08/15/37	27,313	35,486,322
7.05%, 03/15/33	300	388,983
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	11,200	11,116,181
2.40%, 03/15/17	18,588	19,114,477
3.80%, 03/15/22[a]	11,113	10,966,186

Security	Principal (000s)	Value
4.60%, 02/15/21 (Call 11/15/20)	$16,685	$17,613,625
5.00%, 03/01/21[a]	13,211	14,265,486
5.15%, 03/15/42	11,429	10,744,605
5.20%, 03/15/20	5,100	5,627,331
5.88%, 10/01/19	4,562	5,246,470
6.00%, 08/15/40 (Call 05/15/40)	12,325	12,757,871
6.38%, 03/01/41	13,235	14,325,446
Discovery Communications LLC
4.88%, 04/01/43	10,000	9,693,845
5.05%, 06/01/20[a]	17,823	19,838,847
6.35%, 06/01/40	4,350	5,027,987
Historic TW Inc.
6.63%, 05/15/29	11,830	14,240,081
NBCUniversal Media LLC
2.88%, 01/15/23[a]	13,425	12,942,021
4.38%, 04/01/21	25,925	28,154,682
4.45%, 01/15/43	23,925	23,069,504
5.15%, 04/30/20	14,949	17,081,290
5.95%, 04/01/41	17,450	20,479,430
6.40%, 04/30/40	3,425	4,190,881
Omnicom Group Inc.
3.63%, 05/01/22	5,158	5,143,257
4.45%, 08/15/20	19,200	20,748,741
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	8,155,984
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	16,365	16,996,496
4.50%, 09/15/42 (Call 03/15/42)[a]	14,750	13,460,635
5.00%, 02/01/20	20,463	22,572,273
5.50%, 09/01/41 (Call 03/01/41)	7,320	7,627,269
5.85%, 05/01/17	2,373	2,685,571
5.88%, 11/15/40 (Call 05/15/40)	12,650	13,752,928
6.55%, 05/01/37	8,443	9,787,527
6.75%, 07/01/18	33,813	39,971,622
6.75%, 06/15/39	19,659	23,284,338
7.30%, 07/01/38	18,750	23,560,674
8.25%, 04/01/19	22,389	28,210,559
8.75%, 02/14/19	9,604	12,253,068

130	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	$13,853	$18,231,407
Time Warner Inc.
4.70%, 01/15/21	16,073	17,602,296
4.75%, 03/29/21	6,160	6,770,598
4.88%, 03/15/20	19,680	21,847,628
6.10%, 07/15/40	15,340	17,451,413
6.25%, 03/29/41	7,095	8,245,451
6.50%, 11/15/36	9,850	11,580,627
7.63%, 04/15/31	17,019	22,467,747
7.70%, 05/01/32	17,963	23,833,264
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	15,392	15,854,425
4.38%, 03/15/43[a]	16,050	14,168,313
5.85%, 09/01/43 (Call 03/01/43)	10,000	10,982,075
6.88%, 04/30/36	5,813	7,066,691
Walt Disney Co. (The)
1.10%, 12/01/17	12,300	12,220,228
2.35%, 12/01/22[a]	2,500	2,341,686
2.75%, 08/16/21	11,250	11,262,413

		1,073,193,881
METALS & MINING — 3.17%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	12,893	13,574,958
5.72%, 02/23/19	5,046	5,543,397
6.15%, 08/15/20[a]	8,299	9,177,565
6.75%, 07/15/18[a]	11,774	13,458,180
Barrick Gold Corp.
3.85%, 04/01/22[a]	12,375	11,844,632
4.10%, 05/01/23[a]	15,000	14,345,673
5.25%, 04/01/42	1,250	1,130,158
6.95%, 04/01/19[a]	12,344	14,604,604
Barrick North America Finance LLC
4.40%, 05/30/21	7,981	8,078,427
5.70%, 05/30/41	17,620	16,873,326
5.75%, 05/01/43	10,000	9,754,460

Security	Principal (000s)	Value
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	$2,250	$2,208,593
BHP Billiton Finance (USA) Ltd.
2.05%, 09/30/18	3,345	3,386,017
2.88%, 02/24/22	8,068	7,937,072
3.25%, 11/21/21	18,899	19,233,401
3.85%, 09/30/23	17,000	17,419,647
4.13%, 02/24/42[a]	17,900	16,836,284
5.00%, 09/30/43[a]	17,150	18,063,960
5.40%, 03/29/17	5,000	5,637,062
6.50%, 04/01/19[a]	14,356	17,345,156
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	8,608	7,377,780
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[a]	18,211	18,356,500
3.10%, 03/15/20	13,530	13,431,270
3.55%, 03/01/22 (Call 12/01/21)	27,849	26,909,784
3.88%, 03/15/23 (Call 12/15/22)[a]	21,185	20,544,099
5.45%, 03/15/43 (Call 09/15/42)[a]	15,250	15,022,487
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	17,425	15,883,234
4.88%, 03/15/42 (Call 09/15/41)	18,048	14,681,541
5.13%, 10/01/19[a]	3,319	3,549,288
6.25%, 10/01/39	4,650	4,501,163
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	288,463
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	152	157,063
3.75%, 09/20/21	15,518	15,993,375
4.13%, 05/20/21	6,940	7,336,713
5.20%, 11/02/40	14,402	15,234,349
6.50%, 07/15/18	21,799	25,889,624
7.13%, 07/15/28	3,400	4,307,698
9.00%, 05/01/19	23,479	30,703,674
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	3,004	3,024,091

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
2.25%, 12/14/18 (Call 11/14/18)[a]	$11,880	$12,003,515
2.88%, 08/21/22 (Call 05/21/22)[a]	10,056	9,593,331
3.50%, 03/22/22 (Call 12/22/21)	14,221	14,232,341
4.13%, 08/21/42 (Call 02/21/42)	12,920	11,620,099
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	11,780	11,235,307
6.25%, 07/15/41 (Call 01/15/41)	6,825	7,147,249

		535,476,610
MULTI-UTILITIES — 0.05%
Sempra Energy
6.00%, 10/15/39	6,740	7,959,193

		7,959,193
MULTILINE RETAIL — 0.59%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	3,630	3,378,794
Target Corp.
2.90%, 01/15/22	10,263	10,066,094
3.88%, 07/15/20	6,671	7,159,659
4.00%, 07/01/42[a]	20,165	18,356,185
5.38%, 05/01/17	12,888	14,549,783
6.00%, 01/15/18	15,718	18,253,628
6.50%, 10/15/37	17,060	21,256,136
7.00%, 01/15/38	4,930	6,502,045

		99,522,324
OFFICE ELECTRONICS — 0.12%
Xerox Corp.
4.50%, 05/15/21	14,121	14,895,640
6.35%, 05/15/18	4,785	5,582,786

		20,478,426
OIL, GAS & CONSUMABLE FUELS — 9.11%
Anadarko Petroleum Corp.
6.20%, 03/15/40	11,750	13,684,925
6.38%, 09/15/17	16,785	19,403,183
6.45%, 09/15/36	18,817	22,338,884

Security	Principal (000s)	Value
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	$5,000	$4,749,667
3.25%, 04/15/22 (Call 01/15/22)	11,883	12,024,461
4.75%, 04/15/43 (Call 10/15/42)	24,975	25,098,486
5.10%, 09/01/40 (Call 03/01/40)	9,850	10,381,053
6.00%, 01/15/37	11,790	13,836,320
Canadian Natural Resources Ltd.
5.70%, 05/15/17	6,273	7,107,485
6.25%, 03/15/38[a]	13,371	15,774,036
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)[a]	10,602	9,932,434
5.70%, 10/15/19	742	857,525
6.75%, 11/15/39	16,575	20,611,099
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	25,476	25,291,467
1.72%, 06/24/18 (Call 05/24/18)[a]	5,918	5,947,628
2.36%, 12/05/22 (Call 09/05/22)	21,902	20,497,254
2.43%, 06/24/20 (Call 05/24/20)[a]	6,109	6,127,464
3.19%, 06/24/23 (Call 03/24/23)	25,450	25,238,017
4.95%, 03/03/19	17,209	19,687,519
ConocoPhillips
5.75%, 02/01/19	15,696	18,443,323
6.00%, 01/15/20	10,938	13,088,834
6.50%, 02/01/39	31,642	41,350,677
6.95%, 04/15/29	4,470	5,951,202
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	14,590	14,470,328
2.40%, 12/15/22 (Call 09/15/22)	15,750	14,882,835
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)[a]	10,000	10,356,407

132	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
5.00%, 09/15/22 (Call 03/15/17)[a]	$20,500	$21,407,574
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	6,005	6,082,765
2.25%, 12/15/18 (Call 11/15/18)	15,000	15,034,991
3.25%, 05/15/22 (Call 02/15/22)[a]	4,679	4,607,447
4.75%, 05/15/42 (Call 11/15/41)[a]	9,175	9,031,692
5.60%, 07/15/41 (Call 01/15/41)	7,850	8,598,990
7.95%, 04/15/32	13,510	18,532,521
Devon Financing Corp. ULC
7.88%, 09/30/31	9,460	12,902,124
Encana Corp.
6.50%, 08/15/34	12,190	13,945,601
6.50%, 02/01/38	4,400	5,114,169
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)[a]	8,514	8,109,220
4.65%, 06/01/21 (Call 03/01/21)	13,263	13,902,527
5.20%, 02/01/22 (Call 11/01/21)	3,984	4,282,411
6.50%, 02/01/42 (Call 08/01/41)[a]	13,480	14,933,229
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	8,256	8,074,992
3.90%, 02/15/24 (Call 11/15/23)	8,400	8,451,266
4.45%, 02/15/43 (Call 08/15/42)	7,205	6,670,728
4.85%, 08/15/42 (Call 02/15/42)[a]	5,650	5,567,213
4.85%, 03/15/44 (Call 09/15/43)[a]	13,850	13,723,101
5.10%, 02/15/45 (Call 08/15/44)	10,425	10,659,835
5.20%, 09/01/20	11,308	12,783,248
5.95%, 02/01/41	9,910	11,233,881

Security	Principal (000s)	Value
Series L
6.30%, 09/15/17	$5,757	$6,683,620
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	14,575	13,739,546
4.10%, 02/01/21	5,821	6,239,029
5.63%, 06/01/19	3,669	4,258,777
Hess Corp.
5.60%, 02/15/41[a]	7,268	7,927,261
6.00%, 01/15/40	8,300	9,412,555
7.30%, 08/15/31	9,668	12,173,702
8.13%, 02/15/19	12,162	15,321,927
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	9,442	9,469,332
3.50%, 03/01/21 (Call 01/01/21)	5,000	5,017,285
3.95%, 09/01/22 (Call 06/01/22)	11,500	11,476,433
5.50%, 03/01/44 (Call 09/01/43)	9,000	9,091,762
5.95%, 02/15/18	10,870	12,429,297
6.95%, 01/15/38[a]	7,375	8,677,505
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	11,175	10,536,836
5.90%, 03/15/18	9,093	10,453,135
6.60%, 10/01/37	8,450	10,530,367
Marathon Petroleum Corp.
5.13%, 03/01/21	10,435	11,654,756
6.50%, 03/01/41 (Call 09/01/40)	10,726	12,870,549
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)[a]	8,702	9,180,060
5.25%, 11/15/43 (Call 05/15/43)[a]	8,000	8,365,054
6.00%, 03/01/41 (Call 09/01/40)	11,115	12,739,305
8.25%, 03/01/19[a]	9,742	12,275,386
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)[a]	7,550	7,139,137

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.13%, 02/15/22 (Call 11/15/21)	$19,046	$18,939,401
Series 1
4.10%, 02/01/21 (Call 11/01/20)	13,310	14,392,086
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	9,390	9,041,359
Petro-Canada
6.80%, 05/15/38	9,915	12,516,124
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	16,100	17,106,250
Phillips 66
2.95%, 05/01/17	14,175	14,875,245
4.30%, 04/01/22	13,409	14,104,222
5.88%, 05/01/42[a]	16,480	18,757,869
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)[a]	6,160	6,185,363
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	5,700	6,276,912
6.50%, 11/15/20 (Call 11/15/15)[a]	9,275	10,235,981
6.75%, 02/01/22 (Call 02/01/17)	5,775	6,380,829
6.88%, 02/15/23 (Call 02/15/18)[a]	15,000	16,720,717
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	13,000	13,256,417
Shell International Finance BV
1.13%, 08/21/17	3,445	3,441,058
1.90%, 08/10/18	18,850	19,015,265
2.00%, 11/15/18	18,550	18,723,302
2.25%, 01/06/23[a]	13,850	12,772,163
2.38%, 08/21/22	10,119	9,497,360
3.40%, 08/12/23[a]	13,202	13,218,860
4.30%, 09/22/19	22,751	25,252,147
4.38%, 03/25/20	5,375	5,976,512

Security	Principal (000s)	Value
4.55%, 08/12/43	$19,950	$20,298,832
5.20%, 03/22/17	4,882	5,483,267
5.50%, 03/25/40	16,940	19,611,352
6.38%, 12/15/38	12,619	16,092,319
Suncor Energy Inc.
6.10%, 06/01/18[a]	15,525	18,146,384
6.50%, 06/15/38	6,145	7,509,991
6.85%, 06/01/39[a]	10,925	13,889,344
Total Capital Canada Ltd.
1.45%, 01/15/18	2,000	1,998,847
2.75%, 07/15/23	13,664	12,916,033
Total Capital International SA
1.50%, 02/17/17	1,416	1,436,437
1.55%, 06/28/17	7,708	7,795,924
2.13%, 01/10/19	7,000	7,086,849
2.70%, 01/25/23	11,280	10,693,448
2.88%, 02/17/22[a]	15,255	15,025,412
3.70%, 01/15/24	7,250	7,360,826
3.75%, 04/10/24	3,000	3,063,456
Total Capital SA
2.13%, 08/10/18	16,248	16,495,928
4.45%, 06/24/20	16,546	18,367,741
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,508,226
3.80%, 10/01/20	12,476	13,195,352
4.63%, 03/01/34 (Call 12/01/33)	10,000	10,140,398
6.10%, 06/01/40	8,850	10,517,202
6.20%, 10/15/37	8,300	9,978,337
6.50%, 08/15/18	8,737	10,407,999
7.13%, 01/15/19	5,966	7,294,092
7.63%, 01/15/39	12,900	17,889,657
Valero Energy Corp.
6.13%, 06/15/17	11,015	12,595,525
6.13%, 02/01/20[a]	10,324	12,112,097
6.63%, 06/15/37	14,693	17,577,468
7.50%, 04/15/32	8,181	10,300,367
9.38%, 03/15/19	1,499	1,966,576
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	12,600	12,081,757
5.25%, 03/15/20	9,468	10,502,920
6.30%, 04/15/40[a]	14,848	16,579,057

		1,539,049,516

134	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
PAPER & FOREST PRODUCTS — 0.38%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	$6,627	$7,200,994
7.30%, 11/15/39	6,050	7,934,035
7.50%, 08/15/21[a]	11,074	13,986,730
7.95%, 06/15/18	27,624	34,070,419
9.38%, 05/15/19	1,309	1,731,832

		64,924,010
PHARMACEUTICALS — 4.91%
AbbVie Inc.
1.75%, 11/06/17	37,416	37,761,945
2.00%, 11/06/18[a]	20,525	20,539,117
2.90%, 11/06/22[a]	34,829	33,651,801
4.40%, 11/06/42	21,255	20,905,438
Actavis Inc.
1.88%, 10/01/17[a]	13,100	13,113,426
3.25%, 10/01/22 (Call 07/01/22)[a]	19,845	19,100,056
4.63%, 10/01/42 (Call 04/01/42)	5,650	5,372,242
AstraZeneca PLC
1.95%, 09/18/19	14,038	13,867,732
4.00%, 09/18/42	9,950	9,224,247
5.90%, 09/15/17	15,154	17,514,573
6.45%, 09/15/37[a]	27,652	34,722,650
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,162	1,148,694
2.00%, 08/01/22	14,104	12,863,564
Eli Lilly and Co.
5.20%, 03/15/17	5,324	5,965,257
5.55%, 03/15/37	4,650	5,320,454
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,440	19,623,794
5.65%, 05/15/18	24,529	28,421,399
6.38%, 05/15/38	23,341	29,899,599
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	16,554	16,744,568
2.85%, 05/08/22[a]	24,886	24,466,524
Johnson & Johnson
5.15%, 07/15/18[a]	13,062	15,066,839
5.55%, 08/15/17	8,910	10,265,438
5.95%, 08/15/37	7,430	9,288,546

Security	Principal (000s)	Value
Merck & Co. Inc.
1.10%, 01/31/18[a]	$7,005	$6,908,304
1.30%, 05/18/18	13,340	13,153,151
2.40%, 09/15/22 (Call 06/15/22)	17,250	16,276,814
2.80%, 05/18/23	2,000	1,912,359
3.88%, 01/15/21 (Call 10/15/20)	15,079	16,187,225
4.15%, 05/18/43[a]	4,000	3,841,906
5.00%, 06/30/19	16,659	19,103,767
5.85%, 06/30/39[a]	4,440	5,329,125
6.00%, 09/15/17	8,967	10,398,994
6.55%, 09/15/37	13,200	17,052,366
Novartis Capital Corp.
2.40%, 09/21/22	22,412	21,208,736
3.40%, 05/06/24	20,250	20,321,837
4.40%, 04/24/20[a]	2,182	2,411,369
4.40%, 05/06/44[a]	11,900	12,000,912
Novartis Securities Investment Ltd.
5.13%, 02/10/19	31,248	35,777,088
Pfizer Inc.
1.50%, 06/15/18	10,000	9,917,127
3.00%, 06/15/23[a]	17,500	16,959,366
4.30%, 06/15/43	5,056	4,964,097
6.20%, 03/15/19	29,303	35,071,105
7.20%, 03/15/39	23,121	32,089,118
Sanofi
1.25%, 04/10/18	11,860	11,674,074
4.00%, 03/29/21	21,996	23,575,104
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	18,862	24,398,272
Wyeth LLC
5.95%, 04/01/37	22,918	27,644,668
6.50%, 02/01/34	4,794	6,123,873
Zoetis Inc.
1.88%, 02/01/18	3,200	3,207,590
3.25%, 02/01/23 (Call 11/01/22)[a]	17,025	16,410,820
4.70%, 02/01/43 (Call 08/01/42)	10,275	10,153,683

		828,920,753

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.84%
American Tower Corp.
3.40%, 02/15/19	$6,316	$6,547,063
3.50%, 01/31/23	7,256	6,852,296
4.50%, 01/15/18	11,376	12,403,848
4.70%, 03/15/22	6,000	6,252,806
5.00%, 02/15/24	6,978	7,298,347
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	7,820	8,378,062
3.85%, 02/01/23 (Call 11/01/22)[a]	16,500	16,668,830
4.13%, 05/15/21	3,601	3,791,947
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	9,826	10,670,629
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,575	5,463,112
4.25%, 11/15/23 (Call 08/15/23)	6,000	6,141,413
5.38%, 02/01/21 (Call 11/03/20)	12,712	14,238,290
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	9,679	10,545,656
5.65%, 02/01/20 (Call 11/01/19)	11,743	13,757,916
6.13%, 05/30/18	10,735	12,587,079

		141,597,294
ROAD & RAIL — 0.28%
Burlington Northern Santa Fe Corp.
3.85%, 09/01/23 (Call 06/01/23)	5,000	5,090,202
4.45%, 03/15/43 (Call 09/15/42)	4,881	4,661,848
4.70%, 10/01/19	7,268	8,107,392
5.75%, 05/01/40 (Call 11/01/39)	10,993	12,653,632
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	8,250	7,439,579

Security	Principal (000s)	Value
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	$7,941	$8,421,932

		46,374,585
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.68%
Intel Corp.
1.35%, 12/15/17	35,775	35,782,756
2.70%, 12/15/22	4,550	4,320,828
3.30%, 10/01/21	26,257	26,828,833
4.00%, 12/15/32	5,000	4,850,316
4.25%, 12/15/42[a]	15,725	14,833,787
4.80%, 10/01/41	16,796	17,164,692
Texas Instruments Inc.
1.65%, 08/03/19	10,867	10,578,442

		114,359,654
SOFTWARE — 1.80%
Microsoft Corp.
1.63%, 12/06/18	5,750	5,744,106
2.13%, 11/15/22[a]	6,837	6,341,045
2.38%, 05/01/23 (Call 02/01/23)[a]	10,000	9,364,573
3.00%, 10/01/20[a]	7,369	7,623,970
3.50%, 11/15/42[a]	8,927	7,713,896
3.63%, 12/15/23 (Call 09/15/23)[a]	28,950	29,766,280
4.20%, 06/01/19	20,823	23,217,233
4.50%, 10/01/40	9,600	9,718,748
5.20%, 06/01/39[a]	4,500	4,971,290
5.30%, 02/08/41	6,638	7,457,380
Oracle Corp.
1.20%, 10/15/17	16,737	16,663,894
2.38%, 01/15/19	19,573	19,974,624
2.50%, 10/15/22	28,743	27,020,716
3.63%, 07/15/23[a]	8,175	8,287,782
3.88%, 07/15/20	3,874	4,167,335
5.00%, 07/08/19	22,141	25,285,622
5.38%, 07/15/40	30,305	34,094,080
5.75%, 04/15/18	27,760	32,220,849
6.13%, 07/08/39	15,950	19,437,517
6.50%, 04/15/38[a]	3,289	4,165,752

		303,236,692

136	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
SPECIALTY RETAIL — 0.73%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	$16,301	$16,646,642
2.70%, 04/01/23 (Call 01/01/23)	5,500	5,247,164
3.75%, 02/15/24 (Call 11/15/23)	9,837	10,133,587
4.20%, 04/01/43 (Call 10/01/42)	5,345	5,199,349
4.40%, 04/01/21 (Call 01/01/21)	9,822	10,868,149
4.88%, 02/15/44 (Call 08/15/43)	7,050	7,588,138
5.88%, 12/16/36	31,802	38,294,210
5.95%, 04/01/41 (Call 10/01/40)	13,195	16,126,571
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	1,466	1,467,161
4.65%, 04/15/42 (Call 10/15/41)	12,255	12,259,868

		123,830,839
TOBACCO — 1.49%
Altria Group Inc.
2.85%, 08/09/22[a]	3,565	3,339,488
4.00%, 01/31/24	14,000	13,955,197
4.25%, 08/09/42	18,239	16,057,889
4.75%, 05/05/21	21,234	23,147,115
5.38%, 01/31/44[a]	12,028	12,503,300
9.25%, 08/06/19	4,508	6,013,590
9.70%, 11/10/18	19,804	26,334,270
9.95%, 11/10/38	3,193	5,064,523
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	10,598	12,462,716
8.13%, 06/23/19[a]	953	1,192,123
Philip Morris International Inc.
1.13%, 08/21/17	3,350	3,335,383
1.88%, 01/15/19	8,500	8,475,577
2.50%, 08/22/22	10,350	9,704,384
2.90%, 11/15/21[a]	9,695	9,557,854
3.88%, 08/21/42	3,625	3,179,967
4.13%, 03/04/43	16,198	14,748,606

Security	Principal (000s)	Value
4.38%, 11/15/41	$7,449	$7,071,321
4.50%, 03/26/20	9,364	10,359,107
4.88%, 11/15/43	4,150	4,232,377
5.65%, 05/16/18	21,198	24,528,621
6.38%, 05/16/38[a]	16,734	20,406,820
Reynolds American Inc.
3.25%, 11/01/22[a]	3,365	3,211,290
4.75%, 11/01/42	14,105	13,338,766

		252,220,284
WIRELESS TELECOMMUNICATION SERVICES — 1.06%
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	21,127	26,928,204
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,550	9,622,902
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	8,000	8,167,150
6.80%, 08/15/18	15,400	18,437,263
Vodafone Group PLC
1.25%, 09/26/17	14,500	14,379,456
1.50%, 02/19/18	27,421	27,222,628
1.63%, 03/20/17	7,350	7,436,094
2.50%, 09/26/22	2,750	2,530,335
2.95%, 02/19/23[a]	28,500	26,846,900
4.38%, 02/19/43	25,300	22,789,645
5.45%, 06/10/19	5,650	6,513,853
6.15%, 02/27/37	6,525	7,413,064

		178,287,494

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,984,857,056)		16,381,596,564

FOREIGN AGENCY OBLIGATIONS — 0.78%

NORWAY — 0.64%
Statoil ASA
2.45%, 01/17/23[a]	7,130	6,694,454
2.65%, 01/15/24	12,322	11,478,219
2.90%, 11/08/20	5,000	5,062,815
3.13%, 08/17/17	16,566	17,603,257
3.15%, 01/23/22[a]	5,892	5,918,207
3.70%, 03/01/24	17,000	17,312,185
3.95%, 05/15/43	10,000	9,196,057

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value
4.80%, 11/08/43	$6,000	$6,352,462
5.10%, 08/17/40	5,275	5,781,819
5.25%, 04/15/19[a]	12,573	14,473,840
Series FXD
1.95%, 11/08/18	7,905	7,947,095

		107,820,410
CANADA — 0.14%
Nexen Energy ULC
5.88%, 03/10/35	10,298	11,249,971
6.40%, 05/15/37	11,454	13,326,463

		24,576,434

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $131,271,245)		132,396,844

U.S. GOVERNMENT OBLIGATIONS — 0.24%
U.S. Treasury Notes
1.50%, 12/31/18[a]	40,000	40,066,001

		40,066,001

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $39,571,584)		40,066,001

SHORT-TERM INVESTMENTS — 8.66%

MONEY MARKET FUNDS — 8.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,093,276	1,093,275,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	91,946	91,946,347
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	278,078	278,077,577

		1,463,299,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,463,299,455)		1,463,299,455

Value
TOTAL INVESTMENTS IN SECURITIES — 106.62%
(Cost: $17,618,999,340)	$18,017,358,864
Other Assets, Less Liabilities — (6.62)%	(1,119,058,141)

NET ASSETS — 100.00%	$16,898,300,723

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

138	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2014

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$12,871,048,021	$16,099,715,065
Affiliated (Note 2)	2,542,227,247	1,519,284,275

Total cost of investments	$15,413,275,268	$17,618,999,340

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,277,187,480	$16,498,912,605
Affiliated (Note 2)	2,542,227,247	1,518,446,259

Total fair value of investments	15,819,414,727	18,017,358,864
Cash	62,400	—
Receivables:
Investment securities sold	13,575,519	3,009,630
Interest	231,962,809	183,289,808
Capital shares sold	19,739,289	58,974,434

Total Assets	16,084,754,744	18,262,632,736

LIABILITIES
Payables:
Investment securities purchased	33,999,940	175,974,987
Collateral for securities on loan (Note 1)	2,463,984,652	1,185,221,878
Capital shares redeemed	215,585	1,251,703
Securities related to in-kind transactions (Note 4)	532,014	—
Investment advisory fees (Note 2)	5,163,300	1,883,445

Total Liabilities	2,503,895,491	1,364,332,013

NET ASSETS	$13,580,859,253	$16,898,300,723

Net assets consist of:
Paid-in capital	$13,119,247,426	$16,482,162,358
Undistributed net investment income	66,938,963	48,522,914
Accumulated net realized loss	(11,466,595)	(30,744,073)
Net unrealized appreciation	406,139,459	398,359,524

NET ASSETS	$13,580,859,253	$16,898,300,723

Shares outstanding[b]	143,500,000	144,400,000

Net asset value per share	$94.64	$117.02

[a]	Securities on loan with values of $2,363,302,047 and $1,145,919,971, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	139

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2014

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$970,731,755	$719,289,480
Interest — affiliated (Note 2)	20,801	2,102,109
Securities lending income — affiliated (Note 2)	9,655,953	1,793,359

Total investment income	980,408,509	723,184,948

EXPENSES
Investment advisory fees (Note 2)	75,192,652	28,440,517

Total expenses	75,192,652	28,440,517

Net investment income	905,215,857	694,744,431

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,517,649	(23,384,235)
Investments — affiliated (Note 2)	—	(586,173)
In-kind redemptions — unaffiliated	380,213,213	788,204,765
In-kind redemptions — affiliated (Note 2)	—	988,364

Net realized gain	381,730,862	765,222,721

Net change in unrealized appreciation/depreciation	(243,049,932)	(1,495,959,269)

Net realized and unrealized gain (loss)	138,680,930	(730,736,548)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,043,896,787	$(35,992,117)

See notes to financial statements.

140	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$905,215,857	$1,046,911,356	$694,744,431	$896,297,381
Net realized gain	381,730,862	321,382,310	765,222,721	460,397,233
Net change in unrealized appreciation/depreciation	(243,049,932)	63,903,250	(1,495,959,269)	166,872,420

Net increase (decrease) in net assets resulting from operations	1,043,896,787	1,432,196,916	(35,992,117)	1,523,567,034

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(920,212,310)	(1,045,834,956)	(719,984,353)	(889,474,785)
From net realized gain	—	—	—	(1,970,502)

Total distributions to shareholders	(920,212,310)	(1,045,834,956)	(719,984,353)	(891,445,287)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,299,437,487	5,201,572,482	5,974,503,669	8,500,579,576
Cost of shares redeemed	(7,919,752,649)	(4,769,162,667)	(12,357,229,328)	(4,658,787,969)

Net increase (decrease) in net assets from capital share transactions	(1,620,315,162)	432,409,815	(6,382,725,659)	3,841,791,607

INCREASE (DECREASE) IN NET ASSETS	(1,496,630,685)	818,771,775	(7,138,702,129)	4,473,913,354

NET ASSETS
Beginning of year	15,077,489,938	14,258,718,163	24,037,002,852	19,563,089,498

End of year	$13,580,859,253	$15,077,489,938	$16,898,300,723	$24,037,002,852

Undistributed net investment income included in net assets at end of year	$66,938,963	$81,935,416	$48,522,914	$73,762,836

SHARES ISSUED AND REDEEMED
Shares sold	68,000,000	57,100,000	51,200,000	71,800,000
Shares redeemed	(85,400,000)	(52,200,000)	(107,000,000)	(39,000,000)

Net increase (decrease) in shares outstanding	(17,400,000)	4,900,000	(55,800,000)	32,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	141

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$93.71	$91.40	$91.75	$86.03	$68.49

Income from investment operations:
Net investment income[a]	5.58	6.15	6.74	7.45	8.31
Net realized and unrealized gain (loss)[b]	0.98	2.31	(0.45)	5.65	17.47

Total from investment operations	6.56	8.46	6.29	13.10	25.78

Less distributions from:
Net investment income	(5.63)	(6.15)	(6.64)	(7.38)	(8.24)

Total distributions	(5.63)	(6.15)	(6.64)	(7.38)	(8.24)

Net asset value, end of year	$94.64	$93.71	$91.40	$91.75	$86.03

Total return	7.31%	9.68%	7.35%	16.11%	39.50%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,580,859	$15,077,490	$14,258,718	$8,257,928	$4,611,414
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	6.01%	6.73%	7.60%	8.44%	10.30%
Portfolio turnover rate[c]	11%	19%	13%	16%	67%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

142	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$120.06	$116.86	$108.74	$105.18	$93.78

Income from investment operations:
Net investment income[a]	4.25	4.60	5.00	5.24	5.76
Net realized and unrealized gain (loss)[b]	(2.94)	3.22	8.08	3.58	11.33

Total from investment operations	1.31	7.82	13.08	8.82	17.09

Less distributions from:
Net investment income	(4.35)	(4.61)	(4.96)	(5.26)	(5.69)
Net realized gain	—	(0.01)	—	—	—

Total distributions	(4.35)	(4.62)	(4.96)	(5.26)	(5.69)

Net asset value, end of year	$117.02	$120.06	$116.86	$108.74	$105.18

Total return	1.19%	6.81%	12.37%	8.59%	18.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,898,301	$24,037,003	$19,563,089	$12,940,161	$12,190,805
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.66%	3.87%	4.48%	4.83%	5.71%
Portfolio turnover rate[c]	6%	5%	4%	7%	79%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	143

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name[a]	Diversification Classification
iBoxx $ High Yield Corporate	iShares iBoxx $ High Yield Corporate Bond Fund	Diversified
iBoxx $ Investment Grade Corporate	iShares iBoxx $ Investment Grade Corporate Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

144	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	145

Notes to Financial Statements (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$13,277,187,480	$—	$13,277,187,480
Money Market Funds	2,542,227,247	—	—	2,542,227,247

	$2,542,227,247	$13,277,187,480	$—	$15,819,414,727

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$16,381,596,564	$—	$16,381,596,564
Foreign Agency Obligations	—	132,396,844	—	132,396,844
U.S. Government Obligations	—	40,066,001	—	40,066,001
Money Market Funds	1,463,299,455	—	—	1,463,299,455

	$1,463,299,455	$16,554,059,409	$—	$18,017,358,864

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

146	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Bond ETF	Market Value of Securities on Loan
iBoxx $ High Yield Corporate	$2,363,302,047
iBoxx $ Investment Grade Corporate	1,145,919,971

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

NOTES TO FINANCIAL STATEMENTS	147

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.5000%	First $19 billion
0.4750[a]	Over $19 billion, up to and including $33 billion
0.4513[a]	Over $33 billion, up to and including $58 billion[b]
0.4287[a]	Over $58 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

Effective July 1, 2013, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.1500%	First $121 billion
0.1425[a]	Over $121 billion, up to and including $211 billion
0.1354[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA was entitled to an annual investment advisory fee of 0.15% based on the Fund’s average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

148	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares Bond ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate	$5,034,950
iBoxx $ Investment Grade Corporate	930,532

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate
PNC Bank N.A.
2.20%, 01/28/19	$—	$3,525	$—	$3,525	$3,552,652	$5,404	$—
2.70%, 11/01/22	14,250	1,000	—	15,250	14,329,353	390,417	—
2.95%, 01/30/23	5,000	—	—	5,000	4,766,868	146,904	—
3.80%, 07/23/25	—	17,100	—	17,100	17,242,566	260,043	—

					$39,891,439	$802,768	$—

PNC Funding Corp.
2.70%, 09/19/16	$13,654	$1,000	$(14,654)	$—	$—	$84,933	$(171,477)
3.30%, 03/08/22	19,738	10,781	(23,450)	7,069	7,088,097	598,910	(1,033,375)
4.38%, 08/11/20	10,208	915	(7,600)	3,523	3,872,955	267,939	514,296
5.13%, 02/08/20	18,839	930	(16,000)	3,769	4,294,313	323,101	1,092,747

					$15,255,365	$1,274,883	$402,191

NOTES TO FINANCIAL STATEMENTS	149

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	Purchases	Sales
iBoxx $ High Yield Corporate	$3,148,077,841	$1,666,532,702
iBoxx $ Investment Grade Corporate	3,837,511,274	1,117,143,464

In-kind transactions (see Note 4) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate	$4,679,649,597	$7,725,157,809
iBoxx $ Investment Grade Corporate	3,006,465,321	12,102,870,152

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

150	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2014, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate	$380,100,467	$—	$(380,100,467)
iBoxx $ Investment Grade Corporate	786,864,602	—	(786,864,602)

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 was as follows:

iShares Bond ETF	2014	2013
iBoxx $ High Yield Corporate
Ordinary income	$920,212,310	$1,045,834,956

iBoxx $ Investment Grade Corporate
Ordinary income	$719,984,353	$889,474,785
Long-term capital gain	—	1,970,502

	$719,984,353	$891,445,287

As of February 28, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
iBoxx $ High Yield Corporate	$66,938,963	$(11,239,329)	$405,912,193	$461,611,827
iBoxx $ Investment Grade Corporate	48,522,914	(28,579,925)	396,195,376	416,138,365

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate	$4,564,787	$6,496,723	$177,819	$11,239,329
iBoxx $ Investment Grade Corporate	28,579,925	—	—	28,579,925

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	151

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2014, the iBoxx $ High Yield Corporate Bond ETF utilized $1,636,983 of its capital loss carryforwards.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$15,413,502,534	$532,887,293	$(126,975,100)	$405,912,193
iBoxx $ Investment Grade Corporate	17,621,163,488	580,542,279	(184,346,903)	396,195,376

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

152	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) at February 28, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	153

Notes:

154	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1010-1014

OCTOBER 31, 2014

2014 ANNUAL REPORT

iShares U.S. ETF Trust

➢	iShares Commodities Select Strategy ETF | COMT | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® COMMODITIES SELECT STRATEGY ETF

Performance as of October 31, 2014

Cumulative Total Returns
Since Inception
Fund NAV	1.28%
Fund Market	1.46%
S&P GSCI Commodity Total Return Index	1.13%

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

The S&P GSCITM Commodity Total Return Index is an unmanaged index that measures the performance of general commodity price movements and inflation in the world economy.

For the fiscal period ended 10/31/14, the Fund did not have six months of performance and therefore line graphs are not presented.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/15/14) [a]	Ending Account Value (10/31/14)	Expenses Paid During Period [b]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,012.80	$0.21	$1,000.00	$1,022.80	$2.45	0.48%

[a]	The beginning of the period (commencement of operations) is October 15, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (16 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

The iShares Commodities Select Strategy ETF (the “Fund”) seeks total return by providing investors with broad commodity exposure. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the period from October 15, 2014 (inception date of the Fund) through October 31, 2014 (the “reporting period”), the total return for the Fund was 1.28%, net of fees.

The Fund seeks to achieve its investment objective through investments in commodity-linked futures contracts and commodity producer stocks, thereby obtaining exposure to the commodities markets.

As of October 31, 2014, energy (including energy futures and stocks) comprised approximately two-thirds of the Fund’s portfolio. The price of oil ended the reporting period at its lowest level in more than two years, reflecting increased production in the U.S., declining demand in Europe and Asia, and a stronger U.S. dollar (oil is traded primarily in U.S. dollars). Natural gas prices have been buffeted by increased shale gas production in the U.S. and volatility in demand resulting from unusual weather patterns.

Agriculture futures and stocks comprised approximately 16% of the portfolio at the end of the reporting period. A record-breaking growing season in 2014, including an all-time high in global wheat production, and weaker global economic growth led to a general decline in the prices of agricultural products.

Metals futures and stocks comprised approximately 12% of the portfolio as of October 31, 2014. Metals prices have been mixed but generally weaker as slowing economic growth in many regions of the globe led to reduced demand for metals.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector/Investment Type	% of Net Assets
Energy Equities	15.18%
Agriculture Equities	8.56
Base Metals Equities	4.72
Precious Metals Equities	3.86
Timber Equities	3.06
Short-Term Investments	49.67
Cash	15.12
Other Assets (Liabilities)	(0.17)

TOTAL	100.00%

COMMODITY-LINKED FUTURES

As of 10/31/14

Sector Exposure[1]	% of Net Assets
Energy Futures	53.54%
Agriculture Futures	7.55
Base Metals Futures	1.91
Precious Metals Futures	0.54
Livestock Futures	1.44

TOTAL	64.98%

[1]	Exposures are calculated as the notional value of the futures contracts adjusted for net unrealized appreciation (depreciation) as a percentage of net assets.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 (or commencement of operations, as applicable) and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments

iSHARES® COMMODITIES SELECT STRATEGY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 35.38%

AGRICULTURAL PRODUCTS — 1.42%
Archer-Daniels-Midland Co.	4,180	$196,460
Bunge Ltd.	944	83,686
Fresh Del Monte Produce Inc.	228	7,321

		287,467
ALUMINUM — 0.34%
Alcoa Inc.	3,476	58,258
Aluminum Corp. of China Ltd. Class H SP ADR[a]	468	5,204
Constellium NV Class Aa	260	5,265

		68,727
COAL & CONSUMABLE FUELS — 0.10%
Cameco Corp.	392	6,813
CONSOL Energy Inc.	228	8,390
Denison Mines Corp.[a]	444	413
Peabody Energy Corp.	268	2,795
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	192	1,615

		20,026
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS — 1.63%
AGCO Corp.	672	29,776
CNH Industrial NV	7,348	59,886
Deere & Co.	2,820	241,223

		330,885
DIVERSIFIED METALS & MINING — 4.38%
BHP Billiton Ltd. SP ADR	5,536	329,060
BHP Billiton PLC SP ADR	3,644	189,634
Freeport-McMoRan Inc.	3,584	102,144
HudBay Minerals Inc.	800	6,136
Nevsun Resources Ltd.	688	2,332
Rio Tinto PLC SP ADR	4,280	205,312
Sesa Sterlite Ltd. SP ADR	1,024	17,244
Teck Resources Ltd. Class B	1,612	25,437
Turquoise Hill Resources Ltd.[a]	3,404	11,403

		888,702
FERTILIZERS & AGRICULTURAL CHEMICALS — 5.52%
Agrium Inc.	996	97,429
CF Industries Holdings Inc.	344	89,440
Monsanto Co.	3,636	418,285
Mosaic Co. (The)	2,208	97,837
Potash Corp. of Saskatchewan Inc.	5,752	196,546

Security	Shares	Value

Sociedad Quimica y Minera de Chile SA Series B SP ADR	644	$15,282
Syngenta AG SP ADR	3,280	203,360

		1,118,179
FOREST PRODUCTS — 0.03%
Deltic Timber Corp.	88	5,728

		5,728
GOLD — 3.31%
Agnico-Eagle Mines Ltd.	1,708	40,138
Alamos Gold Inc.[a]	1,036	7,739
AngloGold Ashanti Ltd. SP ADR[a]	3,276	27,092
AuRico Gold Inc.	2,024	6,497
B2Gold Corp.[a]	5,600	9,352
Barrick Gold Corp.	9,484	112,575
Compania de Minas Buenaventura SA SP ADR	1,504	13,837
Eldorado Gold Corp.	5,832	31,959
Franco-Nevada Corp.	1,268	59,279
Gold Fields Ltd. SP ADR	5,772	18,413
Goldcorp Inc.	6,624	124,399
Harmony Gold Mining Co. Ltd. SP ADR[a]	2,984	4,834
IAMGOLD Corp.[a]	3,072	5,806
Kinross Gold Corp.[a]	9,320	20,038
New Gold Inc.[a]	4,104	14,774
Newmont Mining Corp.	4,060	76,166
NovaGold Resources Inc.[a]	1,912	4,723
Pretium Resources Inc.[a]	780	3,557
Primero Mining Corp.[a]	548	1,874
Randgold Resources Ltd.	748	43,541
Rubicon Minerals Corp.[a]	3,016	2,570
Sandstorm Gold Ltd.[a]	956	2,763
Sibanye Gold Ltd. SP ADR	1,464	10,760
Yamana Gold Inc.	7,172	28,544

		671,230
INTEGRATED OIL & GAS — 8.40%
BP PLC SP ADR	3,508	152,458
Cenovus Energy Inc.	852	21,096
Chevron Corp.	2,136	256,213
China Petroleum & Chemical Corp. Class H SP ADR	288	25,050
Ecopetrol SA SP ADR	276	7,397
Eni SpA SP ADR	1,512	64,260
Exxon Mobil Corp.	4,796	463,821
Hess Corp.	296	25,104
Imperial Oil Ltd.	288	13,789

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

October 31, 2014

Security	Shares	Value

InterOil Corp.[a]	44	$2,492
Occidental Petroleum Corp.	876	77,903
Petrobras Argentina SA Class B SP ADR	76	513
PetroChina Co. Ltd. Class H SP ADR	236	29,618
Petroleo Brasileiro SA SP ADR	1,676	19,609
Royal Dutch Shell PLC Class A SP ADR	2,212	158,799
Royal Dutch Shell PLC Class B SP ADR	1,380	103,045
Sasol Ltd. SP ADR	564	28,307
Statoil ASA SP ADR	1,184	27,173
Suncor Energy Inc.	1,648	58,570
Total SA SP ADR	2,660	159,307
YPF SA SP ADR	216	7,597

		1,702,121
OIL & GAS DRILLING — 0.36%
Diamond Offshore Drilling Inc.	84	3,168
Ensco PLC Class A	296	12,015
Helmerich & Payne Inc.	136	11,808
Nabors Industries Ltd.	364	6,497
Nobel Corp. PLC	320	6,694
North Atlantic Drilling Ltd.	92	569
Ocean Rig UDW Inc.	64	880
Pacific Drilling SAa	84	612
Precision Drilling Corp.	368	3,062
Rowan Companies PLC Class A	156	3,786
Seadrill Ltd.	468	10,764
Transocean Ltd.	428	12,767
Vantage Drilling Co.[a]	232	224

		72,846
OIL & GAS EQUIPMENT & SERVICES — 1.53%
Baker Hughes Inc.	456	24,150
Cameron International Corp.[a]	212	12,625
CGG SP ADR[a]	184	1,078
CHC Group Ltd.[a]	36	242
Core Laboratories NV	44	6,139
FMC Technologies Inc.[a]	244	13,674
Frank’s International NV	36	620
Halliburton Co.	888	48,964
McDermott International Inc.[a]	248	952
National Oilwell Varco Inc.	448	32,543
Oceaneering International Inc.	112	7,870
Schlumberger Ltd.	1,356	133,783
Superior Energy Services Inc.	160	4,024
Tenaris SA SP ADR	248	9,831
Tesco Corp.	40	762

Security	Shares	Value

Weatherford International Ltd.[a]	808	$13,267

		310,524
OIL & GAS EXPLORATION & PRODUCTION — 3.06%
Advantage Oil & Gas Ltd.[a]	192	820
Anadarko Petroleum Corp.	568	52,131
Apache Corp.	432	33,350
Baytex Energy Corp.	188	5,743
Bellatrix Exploration Ltd.[a]	216	1,004
Cabot Oil & Gas Corp.	468	14,555
Canadian Natural Resources Ltd.	1,228	42,833
Chesapeake Energy Corp.	584	12,953
Cimarex Energy Co.	96	10,912
CNOOC Ltd. SP ADR	180	28,147
Cobalt International Energy Inc.[a]	332	3,888
Concho Resources Inc.[a]	128	13,956
ConocoPhillips	1,384	99,856
Continental Resources Inc.[a]	96	5,411
Crescent Point Energy Corp.	444	14,665
Denbury Resources Inc.	396	4,910
Devon Energy Corp.	432	25,920
Encana Corp.	832	15,500
Energen Corp.	84	5,687
Energy XXI (Bermuda) Ltd.	104	800
Enerplus Corp.	232	3,318
EOG Resources Inc.	616	58,551
EQT Corp.	172	16,175
Geopark Ltd.[a]	28	241
Kodiak Oil & Gas Corp.[a]	300	3,237
Kosmos Energy Ltd.[a]	124	1,157
Marathon Oil Corp.	760	26,904
Murphy Oil Corp.	188	10,037
Noble Energy Inc.	404	23,282
Pengrowth Energy Corp.	596	2,402
Penn West Petroleum Ltd.	556	2,513
Pioneer Natural Resources Co.	160	30,250
QEP Resources Inc.	188	4,713
Range Resources Corp.	188	12,859
Southwestern Energy Co.[a]	396	12,874
Talisman Energy Inc.	1,072	6,839
Ultra Petroleum Corp.[a]	172	3,922
Whiting Petroleum Corp.[a]	132	8,084

		620,399
OIL & GAS REFINING & MARKETING — 0.53%
Cosan Ltd. Class A	156	1,652
HollyFrontier Corp.	184	8,350

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

October 31, 2014

Security	Shares	Value

Marathon Petroleum Corp.	260	$23,634
Phillips 66	516	40,506
Tesoro Corp.	120	8,569
Valero Energy Corp.	488	24,444

		107,155
OIL & GAS STORAGE & TRANSPORTATION — 1.20%
Cheniere Energy Inc.[a]	224	16,800
Dorian LPG Ltd.[a]	24	344
Enbridge Inc.	864	40,919
GasLog Ltd.	36	750
Golar LNG Ltd.	84	4,713
Kinder Morgan Inc.	672	26,006
Kinder Morgan Management LLC[a]	122	11,589
Navigator Holdings Ltd.[a]	20	485
Nordic American Tankers Ltd.	92	777
ONEOK Inc.	212	12,495
Pembina Pipeline Corp.[a]	332	13,758
Scorpio Tankers Inc.	164	1,432
Ship Finance International Ltd.	60	1,031
Spectra Energy Corp.	684	26,765
Teekay Corp.	48	2,806
TransCanada Corp.	720	35,489
Tsakos Energy Navigation Ltd.	68	460
Ultrapar Participacoes SA SP ADR	444	9,635
Williams Companies Inc. (The)	684	37,969

		244,223
PAPER PACKAGING — 0.72%
MeadWestvaco Corp.	1,316	58,128
Packaging Corp. of America	768	55,357
Sonoco Products Co.	796	32,533

		146,018
PAPER PRODUCTS — 1.11%
Fibria Celulose SA SP ADR[a]	1,732	21,182
International Paper Co.	3,340	169,071
KapStone Paper and Packaging Corp.[a]	660	20,302
Resolute Forest Products Inc.[a]	740	13,734

		224,289
PRECIOUS METALS & MINERALS — 0.07%
Dominion Diamond Corp.[a]	1,044	14,626

		14,626
SILVER — 0.47%
First Majestic Silver Corp.[a]	984	5,048
Fortuna Silver Mines Inc.[a]	1,056	3,685
MAG Silver Corp.[a]	488	2,948

Security	Shares	Value

Pan American Silver Corp.	1,268	$11,704
Silver Standard Resources Inc.[a]	676	2,954
Silver Wheaton Corp.	2,996	52,040
Tahoe Resources Inc.[a]	1,032	17,916

		96,295
SPECIALIZED REITS — 1.20%
Plum Creek Timber Co. Inc.	1,384	56,758
Potlatch Corp.	316	13,901
Rayonier Inc.	988	33,068
Weyerhaeuser Co.	4,132	139,910

		243,637

TOTAL COMMON STOCKS
(Cost: $7,016,294)		7,173,077

SHORT-TERM INVESTMENTS — 49.67%

MONEY MARKET FUNDS — 49.67%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	10,069,712	10,069,712

		10,069,712

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,069,712)		10,069,712

TOTAL INVESTMENTS IN SECURITIES — 85.05%
(Cost: $17,086,006)		17,242,789
Other Assets, Less Liabilities — 14.95%		3,030,299

NET ASSETS — 100.00%		$20,273,088

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

October 31, 2014

Open futures contracts as of October 31, 2014 were as followsd:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	2	Jun. 2015	London Metal Exchange	$102,350	$5,368
Brent Crude Oil	48	Jun. 2015	New York Mercantile Exchange	4,254,720	81,568
KC Red Wheat	3	Mar. 2015	Chicago Board of Trade	89,850	865
Cocoa	1	May 2015	ICE Futures U.S.	28,870	(2,064)
Coffee	1	May 2015	ICE Futures U.S.	73,050	(10,147)
Copper	1	Dec. 2014	London Metal Exchange	168,250	1,909
Corn	20	May 2015	Chicago Board of Trade	398,000	28,318
Cotton	4	Mar 2015	ICE Futures U.S.	125,840	2,291
Gold	1	Apr. 2015	COMEX	117,290	(7,313)
Lead	1	Jun. 2015	London Metal Exchange	50,569	15
Lean Hogs	3	Dec. 2014	Chicago Mercantile Exchange	105,630	(4,691)
Live Cattle	3	Jun. 2015	Chicago Mercantile Exchange	186,840	4,429
Natural Gas	49	Apr. 2015	New York Mercantile Exchange	1,797,320	(7,161)
Soybean	5	May 2015	Chicago Board of Trade	264,500	19,770
Sugar	9	Jul. 2015	ICE Futures U.S.	167,530	(4,870)
Wheat	12	May 2015	Chicago Board of Trade	331,950	16,884
WTI Crude Oil	59	Dec. 2014	ICE Futures Europe	4,751,860	(23,737)
Zinc	1	May 2015	London Metal Exchange	57,913	684

Net Unrealized Appreciation					$102,118

[d]	Represents positions held in the Subsidiary.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Statement of Assets and Liabilities

iSHARES® COMMODITIES SELECT STRATEGY ETF

October 31, 2014

ASSETS
Investments, at cost:
Unaffiliated	$7,016,294
Affiliated (Note 2)	10,069,712

Total cost of investments	$17,086,006

Investments in securities, at fair value (Note 1):
Unaffiliated	$7,173,077
Affiliated (Note 2)	10,069,712

Total fair value of investments	17,242,789
Cash[a]	2,540,021
Cash pledged to broker[a]	524,000
Receivables:
Dividends and interest	2,243
Futures variation margin	7,975

Total Assets	20,317,028

LIABILITIES
Payables:
Futures variation margin	39,590
Foreign taxes (Note 1)	90
Investment advisory fees (Note 2)	4,260

Total Liabilities	43,940

NET ASSETS	$20,273,088

Net assets consist of:
Paid-in capital	$20,016,294
Accumulated net investment loss	(2,015)
Net unrealized appreciation	258,809

NET ASSETS	$20,273,088

Shares outstanding[b]	400,000

Net asset value per share	$50.68

[a]	Represents assets held in the Subsidiary.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations

iSHARES® COMMODITIES SELECT STRATEGY ETF

Period from October 15, 2014 (commencement of operations) to October 31, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,241
Interest — affiliated (Note 2)	4

Total investment income	2,245

EXPENSES
Investment advisory fees (Note 2)	4,260

Total expenses	4,260

Net investment loss	(2,015)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments	156,693
Futures contracts	102,118
Translation of assets and liabilities in foreign currencies	(2)

Net change in unrealized appreciation/depreciation	258,809

Net realized and unrealized gain	258,809

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$256,794

[a]	Net of foreign withholding tax of $32.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Statement of Changes in Net Assets

iSHARES® COMMODITIES SELECT STRATEGY ETF

Period from October 15, 2014[a] to October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(2,015)
Net change in unrealized appreciation/depreciation	258,809

Net increase in net assets resulting from operations	256,794

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,016,294

Net increase in net assets from capital share transactions	20,016,294

INCREASE IN NET ASSETS	20,273,088

NET ASSETS
Beginning of period	—

End of period	$20,273,088

Accumulated net investment loss included in net assets at end of period	$(2,015)

SHARES ISSUED
Shares sold	400,000

Net increase in shares outstanding	400,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® COMMODITIES SELECT STRATEGY ETF

(For a share outstanding throughout the period)

Period from Oct. 15, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.04

Income from investment operations:
Net investment income (loss)[b]	(0.01)
Net realized and unrealized gain[c]	0.65

Total from investment operations	0.64

Net asset value, end of period	$50.68

Total return	1.28%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,273
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income (loss) to average net assets[e]	(0.23)%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	15

Notes to Consolidated Financial Statements

iSHARES® COMMODITIES SELECT STRATEGY ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Commodities Select Strategy[a]	Non-diversified

[a]	The Fund commenced operations on October 15, 2014.

The Fund carries out its investment strategies associated with investment in commodity-linked futures contracts and other derivatives (“commodity-linked investments”) by investing up to 25% of its total assets in iShares Commodities Strategy Cayman Ltd., a wholly-owned subsidiary of the Fund organized in the Cayman Islands (the “Subsidiary”). The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Investments in the Subsidiary enable the Fund to hold the commodity-linked investments and satisfy regulated investment company tax requirements. As of October 31, 2014, the net assets of the Subsidiary were $3,032,406 which represented 14.96% of the Fund’s consolidated net assets. For the period from October 15, 2014 (commencement of operations) to October 31, 2014 the Subsidiary had no net investment income, no realized gains or losses and $102,118 of net unrealized appreciation. The accompanying consolidated schedule of investments and consolidated financial statements for the Fund include the positions and accounts, respectively, of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

As of October 31, 2014, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2014, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund and the Subsidiary.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2014, were $  — and $  —, respectively. In-kind purchases and sales (see Note 4) for the period ended October 31, 2014, were $7,016,294 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statement of changes in net assets.

5.	FUTURES CONTRACTS

The Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of October 31, 2014 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Commodity contracts:
Variation margin / Net assets consist of — net unrealized appreciation[a]	$162,101

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

Liabilities
Commodity contracts:
Variation margin / Net assets consist of — net unrealized depreciation[b]	$59,983

[b]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the period ended October 31, 2014 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Commodity contracts:
Futures contracts	$—	$102,118

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

The following table shows the average quarter-end balances of open futures contracts for the period ended October 31, 2014:

Average number of contracts purchased	223
Average value of contracts purchased	$13,072,331

6.	MARKET AND CREDIT RISK

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

The Fund invests all or substantially all of its assets in securities and derivatives linked to commodities or commodities markets. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, political instability, changes in interest rates and monetary and other governmental policies. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit volatility attributable to commodity prices.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes and any net income or net gains will pass through to the Fund as such. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Fund’s financial statements for such investments held by the Subsidiary may differ significantly from distributions. In addition, if a net loss is realized by the Subsidiary in any taxable year, the loss will not be available to offset the Fund’s ordinary income and/or capital gains for that year.

As of October 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Net Unrealized Gains (Losses) [a]	Total
Commodities Select Strategy	92,128	164,666	256,794

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2014, the cost of investments for federal income tax purposes was $17,180,149. Net unrealized appreciation was $62,640, of which $277,217 represented gross unrealized appreciation on securities and $214,577 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2014, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares U.S. ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Commodities Select Strategy ETF (the “Fund”) at October 31, 2014, the results of its operations, the changes in its net assets and its financial highlights for the period October 15, 2014 (commencement of operations) through October 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23

Board Review and Approval of Investment Advisory

Contract

iSHARES® COMMODITIES SELECT STRATEGY ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on May 15-16, 2014, the Board, including a majority of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® U.S. ETF TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares Trust and, as a result, oversees a total of 294 funds (as of October 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2011).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Trustee of iShares Trust (since 2009); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Trustee of iShares Trust (since 2013);

Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

27	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2011); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).

Trustee of iShares Trust (since 2007);

Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares Trust
(since 2012).

Cecilia H. Herbert (65)	Trustee (since 2011); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).

Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Forward Funds (34 portfolios) (since 2009).
Charles A. Hurty (71)	Trustee (since 2011); Audit Committee Chair (since 2011).	Retired; Partner, KPMG LLP (1968-2001).

Trustee of iShares Trust (since 2005);

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
(2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	28

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2011); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).
George G.C. Parker (75)	Trustee (since 2011).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Trustee of iShares Trust (since 2000);

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Trustee of iShares Trust (since 2011); Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011), Director, Cavium, Inc. (since 2013).

29	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2011).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2011).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2011).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2011).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	30

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1011-1014

Item 2. Code of Ethics.

iShares U.S. ETF Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended October 31, 2014, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the five series of the Registrant for which the fiscal year-end is October 31, 2014 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $11,700 for the fiscal year ended October 31, 2013 and $60,490 for the fiscal year ended October 31, 2014.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2013 and October 31, 2014 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $3,870 for the fiscal year ended October 31, 2013 and $18,385 for the fiscal year ended October 31, 2014.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended October 31, 2013 and October 31, 2014 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended October 31, 2014 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, $4,486,112 for the fiscal year ended October 31, 2013 and $3,359,197 for the fiscal year ended October 31, 2014.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	December 23, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 23, 2014